UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Balanced Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Balanced Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Special Meeting of Shareholders	18

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Balanced Fund

June 30, 2014

Performance1,2

Portfolio Managers Charles B. Gaffney, Thomas H. Luster, CFA and Bernard Scozzafava, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/1932	04/01/1932	7.23%	20.66%	13.49%	7.57%
Class A with 5.75% Maximum Sales Charge	—	—	1.02	13.76	12.14	6.94
Class B at NAV	11/02/1993	04/01/1932	6.82	19.74	12.66	6.76
Class B with 5% Maximum Sales Charge	—	—	1.82	14.74	12.41	6.76
Class C at NAV	11/02/1993	04/01/1932	6.93	19.84	12.68	6.79
Class C with 1% Maximum Sales Charge	—	—	5.93	18.84	12.68	6.79
Class I at NAV	09/28/2012	04/01/1932	7.36	20.96	13.59	7.62
S&P 500 Index	—	—	7.14%	24.61%	18.82%	7.78%
Barclays U.S. Aggregate Bond Index	—	—	3.93	4.37	4.85	4.93

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.14%	1.89%	1.89%	0.89%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Balanced Fund

June 30, 2014

Fund Profile4

Asset Allocation (% of total investments)

Fixed Income Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)5

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Balanced Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities.Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests.

[5]	Depiction does not reflect the Large-Cap Core Research Portfolio’s option positions.

Fund profile subject to change due to active management.

4

Eaton Vance

Balanced Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,072.30	$5.81	1.13%
Class B	$1,000.00	$1,068.20	$9.64	1.88%
Class C	$1,000.00	$1,069.30	$9.65	1.88%
Class I	$1,000.00	$1,073.60	$4.52	0.88%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$5.66	1.13%
Class B	$1,000.00	$1,015.50	$9.39	1.88%
Class C	$1,000.00	$1,015.50	$9.39	1.88%
Class I	$1,000.00	$1,020.40	$4.41	0.88%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Balanced Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investment in Investment Grade Income Portfolio, at value (identified cost, $70,921,365)	$70,881,333
Investment in Large-Cap Core Research Portfolio, at value (identified cost, $140,231,925)	181,830,871
Receivable for Fund shares sold	339,916
Total assets	$253,052,120

Liabilities
Payable for Fund shares redeemed	$218,150
Payable to affiliates:
Administration fee	8,191
Distribution and service fees	85,554
Trustees’ fees	125
Accrued expenses	67,829
Total liabilities	$379,849
Net Assets	$252,672,271

Sources of Net Assets
Paid-in capital	$196,469,334
Accumulated net realized gain from Portfolios	15,045,264
Accumulated distributions in excess of net investment income	(401,241)
Net unrealized appreciation from Portfolios	41,558,914
Net Assets	$252,672,271

Class A Shares
Net Assets	$185,617,088
Shares Outstanding	20,602,570
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.56

Class B Shares
Net Assets	$11,150,553
Shares Outstanding	1,236,374
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.02

Class C Shares
Net Assets	$48,253,375
Shares Outstanding	5,328,693
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.06

Class I Shares
Net Assets	$7,651,255
Shares Outstanding	849,069
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends allocated from Portfolios (net of foreign taxes, $22,029)	$1,585,095
Interest allocated from Portfolios	1,005,739
Securities lending income allocated from Portfolios, net	4,109
Expenses allocated from Portfolios	(770,678)
Total investment income from Portfolios	$1,824,265

Expenses
Administration fee	$47,396
Distribution and service fees
Class A	219,876
Class B	56,264
Class C	214,453
Trustees’ fees and expenses	250
Custodian fee	15,477
Transfer and dividend disbursing agent fees	130,426
Legal and accounting services	22,044
Printing and postage	23,443
Registration fees	25,401
Miscellaneous	8,552
Total expenses	$763,582

Net investment income	$1,060,683

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$9,976,494
Written options	435,483
Foreign currency transactions	(592)
Net realized gain	$10,411,385
Change in unrealized appreciation (depreciation) —
Investments	$5,262,251
Written options	12,976
Foreign currency	(68)
Net change in unrealized appreciation (depreciation)	$5,275,159

Net realized and unrealized gain	$15,686,544

Net increase in net assets from operations	$16,747,227

7	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$1,060,683	$1,599,519
Net realized gain from investment transactions, written options and foreign currency transactions	10,411,385	21,914,149
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	5,275,159	15,234,311
Net increase in net assets from operations	$16,747,227	$38,747,979
Distributions to shareholders —
From net investment income
Class A	$(1,229,115)	$(1,909,571)
Class B	(35,479)	(52,470)
Class C	(140,342)	(147,461)
Class I	(56,988)	(74,036)
From net realized gain
Class A	—	(10,985,960)
Class B	—	(762,500)
Class C	—	(2,462,163)
Class I	—	(390,927)
Total distributions to shareholders	$(1,461,924)	$(16,785,088)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,642,957	$21,356,577
Class B	679,447	1,976,431
Class C	8,961,964	14,385,201
Class I	1,402,266	6,634,915
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,011,042	11,260,678
Class B	29,663	671,398
Class C	121,327	2,279,456
Class I	50,177	403,576
Cost of shares redeemed
Class A	(14,612,075)	(39,594,203)
Class B	(1,059,115)	(1,897,648)
Class C	(3,110,875)	(6,114,723)
Class I	(451,860)	(1,186,304)
Net asset value of shares exchanged
Class A	980,901	1,203,655
Class B	(980,901)	(1,203,655)
Net increase in net assets from Fund share transactions	$8,664,918	$10,175,354

Net increase in net assets	$23,950,221	$32,138,245

Net Assets
At beginning of period	$228,722,050	$196,583,805
At end of period	$252,672,271	$228,722,050

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(401,241)	$—

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2014

Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.460		$7.570	$6.910	$6.940	$6.470	$5.350

Income (Loss) From Operations
Net investment income(1)	$0.045		$0.077	$0.096	$0.107	$0.093	$0.089
Net realized and unrealized gain (loss)	0.565		1.491	0.694	(0.016)	0.477	1.124

Total income from operations	$0.610		$1.568	$0.790	$0.091	$0.570	$1.213

Less Distributions
From net investment income	$(0.060)		$(0.101)	$(0.130)	$(0.121)	$(0.100)	$(0.093)
From net realized gain	—		(0.577)	—	—	—	—

Total distributions	$(0.060)		$(0.678)	$(0.130)	$(0.121)	$(0.100)	$(0.093)

Net asset value — End of period	$9.010		$8.460	$7.570	$6.910	$6.940	$6.470

Total Return(2)	7.23	%(3)	20.96%	11.50%	1.31%	8.92%	22.99%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$185,617		$171,322	$159,831	$154,498	$176,533	$194,130
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.13	%(6)	1.14%	1.16%	1.14%	1.19%	1.23%
Net investment income	1.06	%(6)	0.93%	1.31%	1.54%	1.42%	1.57%
Portfolio Turnover(7)	3	%(3)	9%	2%	3%	1%	96%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.470		$7.570	$6.910	$6.940	$6.480	$5.360

Income (Loss) From Operations
Net investment income(1)	$0.013		$0.015	$0.041	$0.055	$0.044	$0.047
Net realized and unrealized gain (loss)	0.564		1.501	0.692	(0.018)	0.466	1.122

Total income from operations	$0.577		$1.516	$0.733	$0.037	$0.510	$1.169

Less Distributions
From net investment income	$(0.027)		$(0.039)	$(0.073)	$(0.067)	$(0.050)	$(0.049)
From net realized gain	—		(0.577)	—	—	—	—

Total distributions	$(0.027)		$(0.616)	$(0.073)	$(0.067)	$(0.050)	$(0.049)

Net asset value — End of period	$9.020		$8.470	$7.570	$6.910	$6.940	$6.480

Total Return(2)	6.82	%(3)	20.19%	10.65%	0.53%	7.92%	22.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,151		$11,770	$10,966	$12,903	$15,982	$18,889
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.88	%(6)	1.89%	1.91%	1.89%	1.94%	1.98%
Net investment income	0.31	%(6)	0.18%	0.55%	0.78%	0.67%	0.83%
Portfolio Turnover(7)	3	%(3)	9%	2%	3%	1%	96%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$8.500		$7.600	$6.940	$6.970	$6.490	$5.370

Income (Loss) From Operations
Net investment income(1)	$0.013		$0.015	$0.041	$0.055	$0.044	$0.047
Net realized and unrealized gain (loss)	0.575		1.502	0.693	(0.018)	0.486	1.122

Total income from operations	$0.588		$1.517	$0.734	$0.037	$0.530	$1.169

Less Distributions
From net investment income	$(0.028)		$(0.040)	$(0.074)	$(0.067)	$(0.050)	$(0.049)
From net realized gain	—		(0.577)	—	—	—	—

Total distributions	$(0.028)		$(0.617)	$(0.074)	$(0.067)	$(0.050)	$(0.049)

Net asset value — End of period	$9.060		$8.500	$7.600	$6.940	$6.970	$6.490

Total Return(2)	6.93	%(3)	20.14%	10.61%	0.54%	8.21%	21.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,253		$39,432	$25,783	$28,474	$31,594	$34,963
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.88	%(6)	1.89%	1.91%	1.89%	1.94%	1.98%
Net investment income	0.31	%(6)	0.18%	0.55%	0.79%	0.67%	0.83%
Portfolio Turnover(7)	3	%(3)	9%	2%	3%	1%	96%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Period Ended December 31, 2012(1)
Net asset value — Beginning of period	$8.460		$7.560	$7.610

Income (Loss) From Operations
Net investment income(2)	$0.056		$0.099	$0.032
Net realized and unrealized gain (loss)	0.564		1.500	(0.049)

Total income (loss) from operations	$0.620		$1.599	$(0.017)

Less Distributions
From net investment income	$(0.070)		$(0.122)	$(0.033)
From net realized gain	—		(0.577)	—

Total distributions	$(0.070)		$(0.699)	$(0.033)

Net asset value — End of period	$9.010		$8.460	$7.560

Total Return(3)	7.36	%(4)	21.42%	(0.22	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,651		$6,198	$5
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.88	%(7)	0.89%	0.90	%(7)
Net investment income	1.30	%(7)	1.19%	1.65	%(7)
Portfolio Turnover(8)	3	%(4)	9%	2	%(9)

(1)	For the period from commencement of operations on September 28, 2012 to December 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	For the Fund’s year ended December 31, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term capital growth. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (40.8% and 69.1%, respectively, at June 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments. The valuation policy of each Portfolio is as follows:

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

13

Eaton Vance

Balanced Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Affiliated Funds. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and/or Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolios’ investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolios’ proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the

14

Eaton Vance

Balanced Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2014, the administration fee amounted to $47,396. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended June 30, 2014, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $703,952 or 0.59% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $11,486 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $26,861 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $219,876 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $42,198 and $160,790 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2014 amounted to $14,066 and $53,663 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2014, the Fund was informed that EVD received approximately $2,000, $9,000 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2014, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Investment Grade Income Portfolio	$5,648,726	$2,291,204
Large-Cap Core Research Portfolio	8,566,818	5,188,562

15

Eaton Vance

Balanced Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	1,817,756	2,555,829
Issued to shareholders electing to receive payments of distributions in Fund shares	115,595	1,354,565
Redemptions	(1,702,161)	(4,920,096)
Exchange from Class B shares	112,807	143,581

Net increase (decrease)	343,997	(866,121)

Class B	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	79,023	235,193
Issued to shareholders electing to receive payments of distributions in Fund shares	3,404	80,608
Redemptions	(123,682)	(229,835)
Exchange to Class A shares	(112,723)	(143,485)

Net decrease	(153,978)	(57,519)

Class C	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	1,035,172	1,705,682
Issued to shareholders electing to receive payments of distributions in Fund shares	13,857	272,602
Redemptions	(358,857)	(730,191)

Net increase	690,172	1,248,093

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	162,767	827,156
Issued to shareholders electing to receive payments of distributions in Fund shares	5,733	48,553
Redemptions	(52,243)	(143,501)

Net increase	116,257	732,208

16

Eaton Vance

Balanced Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2014 and December 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

17

Eaton Vance

Balanced Fund

June 30, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Balanced Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	18,554,991	349,052
Cynthia E. Frost	18,618,341	285,702
George J. Gorman	18,542,285	361,757
Valerie A. Mosley	18,591,543	312,499
Harriett Tee Taggart	18,557,887	346,155

Each nominee was also elected a Trustee of each Portfolio in which the Fund invests.

(1)	Excludes fractional shares.

Investment Grade Income Portfolio

The Investment Grade Income Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	99%	1%
Cynthia E. Frost	99%	1%
George J. Gorman	99%	1%
Valerie A. Mosley	99%	1%
Harriett Tee Taggart	99%	1%

Results are rounded to the nearest whole number.

Large-Cap Core Research Portfolio

The Large Cap Core Research Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	98%	2%
Cynthia E. Frost	98%	2%
George J. Gorman	98%	2%
Valerie A. Mosley	98%	2%
Harriett Tee Taggart	98%	2%

Results are rounded to the nearest whole number.

18

Eaton Vance

Balanced Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Balanced Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of CMBS Portfolio, Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (the “Portfolios”), the portfolios in which Eaton Vance Balanced Fund (the “Fund”) may invest, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. For CMBS Portfolio, the Board noted the experience of the Adviser in investing in commercial mortgage-backed securities. For Investment Grade Income Portfolio, the Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds, including the Adviser’s in-house research capabilities. For Large-Cap Core Research Portfolio, the Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

20

Eaton Vance

Balanced Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

21

Eaton Vance

Balanced Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Balanced Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Balanced Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7698 06.30.14

Eaton Vance

Commodity Strategy Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Commodity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	28

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Performance1,2

Portfolio Manager John B. Brynjolfsson, CFA, Armored Wolf, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/08/2010	04/08/2010	6.19%	5.86%	—	–1.05%
Class A with 4.75% Maximum Sales Charge	—	—	1.18	0.79	—	–2.18
Class C at NAV	04/08/2010	04/08/2010	5.86	5.12	—	–1.80
Class C with 1% Maximum Sales Charge	—	—	4.86	4.12	—	–1.80
Class I at NAV	04/08/2010	04/08/2010	6.28	6.22	—	–0.84
Bloomberg Commodity Index Total Return	—	—	7.08%	8.21%	1.98%	–0.00%*

* Amount is less than –0.005%.

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.48%	2.23%	1.23%

Fund Profile

Asset Mix (% of net assets)4

Fund Commodity Exposure (% of net assets)5

Energy	33.48%	Industrial Metals	16.12%
Crude Oil-WTI	10.54	Copper	6.48
Natural Gas	9.23	Aluminum	4.17
Crude Oil-Brent	6.21	Nickel	3.11
Unleaded Gasoline	4.47	Zinc	2.77
Heating Oil	3.44	Lead	–0.41
GasOil	–0.41
		Precious Metals	16.41%
Agriculture	29.39%	Gold	12.28
Corn	6.59	Silver	4.12
Soybeans	5.35	Platinum	0.42
Sugar	4.04	Palladium	–0.41
Coffee	3.15
Wheat	3.05	Livestock	6.38%
Soybean Oil	2.26	Lean Hogs	2.99
Soybean Meal	2.25	Live Cattle	2.96
Cotton	1.50	Feeder Cattle	0.43
Kansas Wheat	1.20

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Prior to 7/1/14, this Index was named Dow Jones-UBS Commodity Index Total Return. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

Cash Equivalents are short-term, high quality instruments, including U.S. Treasuries, and may be held as collateral for the Fund’s derivative positions. Other Net Assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets.

[5]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

Fund profile subject to change due to active management.

3

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,061.90	$7.52	1.47%
Class C	$1,000.00	$1,058.60	$11.33	2.22%
Class I	$1,000.00	$1,062.80	$6.24	1.22%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.50	$7.35	1.47%
Class C	$1,000.00	$1,013.80	$11.08	2.22%
Class I	$1,000.00	$1,018.70	$6.11	1.22%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

4

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Corporate Bonds — 3.9%

Security	Principal Amount (000’s omitted)	Value

Banks — 0.1%
Ally Financial, Inc., 6.75%, 12/1/14	$325	$332,516

		$332,516

Commercial Services — 0.1%
Rent-A-Center, Inc., 4.75%, 5/1/21	$225	$213,750

		$213,750

Diversified Financial Services — 2.9%
Armor Re, Ltd., 4.02%, 12/15/16(1)(2)(3)	$8,400	$8,288,490
Golden State Re, Ltd., 3.77%, 1/8/15(1)(2)(3)	3,000	3,035,100
Residential Re 2011, Ltd., 8.77%, 6/6/15(1)(2)(3)	750	785,025

		$12,108,615

Entertainment — 0.1%
CCM Merger, Inc., 9.125%, 5/1/19(1)	$275	$296,312

		$296,312

Foods — 0.1%
HJ Heinz Co., 4.25%, 10/15/20	$285	$287,138

		$287,138

Health Care – Services — 0.1%
Select Medical Corp., 6.375%, 6/1/21	$375	$393,750

		$393,750

Home Builders — 0.0%(4)
D.R. Horton, Inc., 5.25%, 2/15/15	$22	$22,625
D.R. Horton, Inc., 5.625%, 9/15/14	17	17,178

		$39,803

Insurance — 0.1%
Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21(1)	$200	$215,500

		$215,500

Internet — 0.1%
IAC/InterActiveCorp., 4.75%, 12/15/22	$225	$222,469

		$222,469

Security	Principal Amount (000’s omitted)	Value

Lodging — 0.1%
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International, LLC, 5.875%, 5/15/21(1)	$400	$403,000

		$403,000

Media — 0.1%
WideOpenWest Finance, LLC/WideOpenWest Capital Corp., 10.25%, 7/15/19	$640	$722,400

		$722,400

Oil & Gas — 0.1%
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21	$325	$331,500

		$331,500

Real Estate Investment Trusts (REITs) — 0.0%(4)
Geo Group, Inc. (The), 5.125%, 4/1/23	$25	$25,125

		$25,125

Retail — 0.0%(4)
Radio Systems Corp., 8.375%, 11/1/19(1)	$120	$132,750

		$132,750

Telecommunications — 0.0%(4)
Frontier Communications Corp., 8.50%, 4/15/20	$5	$5,925
NeuStar, Inc., 4.50%, 1/15/23	225	195,750

		$201,675

Trucking & Leasing — 0.0%(4)
Flexi-Van Leasing, Inc., 7.875%, 8/15/18(1)	$25	$27,125

		$27,125

Total Corporate Bonds (identified cost $15,892,840)		$15,953,428

Foreign Corporate Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value

Canada — 0.1%
Mattamy Group Corp., 6.50%, 11/15/20(1)	$337	$347,110

Total Canada		$347,110

5	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hungary — 0.1%
Nitrogenmuvek Zrt, 7.875%, 5/21/20(1)	$300	$311,250

Total Hungary		$311,250

Luxembourg — 0.0%(4)
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	$25	$26,219

Total Luxembourg		$26,219

Netherlands — 0.1%
Comfeed Finance BV, 6.00%, 5/2/18(1)	$250	$236,875

Total Netherlands		$236,875

Peru — 0.2%
Camposol SA, 9.875%, 2/2/17(5)	$700	$736,750

Total Peru		$736,750

United Kingdom — 0.1%
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/23(1)	$250	$266,562

Total United Kingdom		$266,562

Total Foreign Corporate Bonds (identified cost $1,859,172)		$1,924,766

U.S. Treasury Obligations — 82.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.50%, 4/15/15(6)	$15,314	$15,541,533
U.S. Treasury Notes:
0.25%, 9/15/14(7)	21,000	21,008,610
0.25%, 1/15/15(7)	6,000	6,005,976
0.25%, 2/15/15(7)	7,000	7,008,064
0.25%, 3/31/15	18,000	18,021,438
0.25%, 5/15/15(7)	45,000	45,059,760
0.25%, 7/15/15	45,000	45,046,575
0.25%, 8/15/15	50,000	50,050,800
0.25%, 9/15/15	37,000	37,041,181
0.375%, 4/15/15	20,000	20,044,920
0.375%, 6/15/15(7)	65,000	65,149,825
1.375%, 7/31/18	4,000	4,005,312

Total U.S. Treasury Obligations (identified cost $333,720,818)		$333,983,994

Common Stocks — 4.3%

Security	Shares	Value

Aerospace & Defense — 0.1%
L-3 Communications Holdings, Inc.	675	$81,506
Northrop Grumman Corp.	680	81,348
Raytheon Co.	870	80,258
United Technologies Corp.	705	81,392

		$324,504

Airlines — 0.4%
Delta Air Lines, Inc.	22,279	$862,643
United Continental Holdings, Inc.(8)	20,870	857,131

		$1,719,774

Automobiles — 0.4%
General Motors Co.	44,147	$1,602,536

		$1,602,536

Banks — 0.4%
Citigroup, Inc.	35,272	$1,661,311

		$1,661,311

Beverages — 0.0%(4)
Coca-Cola Enterprises, Inc.	1,710	$81,704

		$81,704

Capital Markets — 0.0%(4)
Morgan Stanley	2,580	$83,411

		$83,411

Chemicals — 0.0%(4)
Dow Chemical Co. (The)	1,595	$82,079

		$82,079

Communications Equipment — 0.0%(4)
Harris Corp.	1,080	$81,810

		$81,810

Consumer Finance — 0.1%
Santander Consumer USA Holdings, Inc.	10,702	$208,047

		$208,047

6	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Telecommunication Services — 0.3%
HC2 Holdings, Inc.	244,236	$974,502
Verizon Communications, Inc.	1,670	81,713

		$1,056,215

Food & Staples Retailing — 0.1%
CVS Caremark Corp.	1,090	$82,153
Wal-Mart Stores, Inc.	1,095	82,202

		$164,355

Food Products — 0.1%
Archer-Daniels-Midland Co.	1,880	$82,927
General Mills, Inc.	1,570	82,488
Kellogg Co.	1,265	83,110
Tyson Foods, Inc., Class A	2,200	82,588

		$331,113

Health Care Equipment & Supplies — 0.0%(4)
Baxter International, Inc.	1,130	$81,699

		$81,699

Health Care Providers & Services — 0.0%(4)
Cigna Corp.	895	$82,313

		$82,313

Hotels, Restaurants & Leisure — 0.0%(4)
Carnival Corp.	2,160	$81,324
Wyndham Worldwide Corp.	1,090	82,535

		$163,859

Household Durables — 0.1%
Dorel Industries	11,336	$418,467

		$418,467

Household Products — 0.0%(4)
Kimberly-Clark Corp.	735	$81,747
Procter & Gamble Co. (The)	1,040	81,733

		$163,480

Insurance — 0.0%(4)
Assurant, Inc.	1,255	$82,265

		$82,265

Security	Shares	Value

IT Services — 0.2%
International Business Machines Corp.	450	$81,571
Neustar, Inc., Class A(8)	33,797	879,398

		$960,969

Leisure Products — 0.1%
Summer Infant, Inc.(8)	90,064	$259,384

		$259,384

Oil, Gas & Consumable Fuels — 0.2%
Ardmore Shipping Corp.	51,463	$711,733

		$711,733

Personal Products — 0.6%
Revlon, Inc., Class A(8)	77,143	$2,352,862

		$2,352,862

Pharmaceuticals — 0.0%(4)
Pfizer, Inc.	2,765	$82,065

		$82,065

Road & Rail — 0.2%
Hertz Global Holdings, Inc.(8)	30,251	$847,936

		$847,936

Specialty Retail — 0.2%
Abercrombie & Fitch Co., Class A	11,593	$501,397
Men’s Wearhouse, Inc. (The)	7,316	408,233

		$909,630

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.	17,078	$1,587,059

		$1,587,059

Textiles, Apparel & Luxury Goods — 0.4%
Ralph Lauren Corp.	10,346	$1,662,499

		$1,662,499

Total Common Stocks (identified cost $15,993,867)		$17,763,079

7	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Preferred Securities — 0.2%

Security	Shares	Value

Diversified Financial Services — 0.2%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(9)	2.50	$296,390
General Electric Capital Corp., Series B, 6.25% to 12/15/22(9)	5.10	569,895

		$866,285

Total Preferred Securities (identified cost $769,191)		$866,285

Warrants — 0.0%(4)

Security	Shares	Value
Banro Corp., Expires 3/2/17(1)(8)	103,200	$1,290

Total Warrants (identified cost $70,496)		$1,290

Short-Term Investments — 9.7%

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 7/24/14(7)	$3,000	$2,999,979

Total U.S. Treasury Obligations (identified cost $2,999,802)		$2,999,979

Other — 8.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(10)	$35,985	$35,984,660

Total Other (identified cost $35,984,660)		$35,984,660

Total Short-Term Investments (identified cost $38,984,462)		$38,984,639

Total Investments — 101.3% (identified cost $407,290,846)		$409,477,481

Other Assets, Less Liabilities — (1.3)%		$(5,066,712)

Net Assets — 100.0%		$404,410,769

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $14,346,389 or 3.5% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2014.

(3)

Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(4)	Amount is less than 0.05%.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2014, the aggregate value of these securities is $736,750 or 0.2% of the Fund’s net assets.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open futures and/or swap contracts.

(8)	Non-income producing security.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

8	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value (identified cost, $371,306,186)	$373,492,821
Affiliated investment, at value (identified cost, $35,984,660)	35,984,660
Foreign currency, at value (identified cost, $2,680)	4,502
Interest and dividends receivable	392,430
Interest receivable from affiliated investment	4,391
Receivable for investments sold	1,026,814
Receivable for Fund shares sold	1,098,676
Receivable for open forward foreign currency exchange contracts	491,870
Receivable for open swap contracts	211,552
Receivable for closed swap contracts	197,832
Premium paid on open swap contracts	129,775
Total assets	$413,035,323

Liabilities
Payable for investments purchased	$1,003,655
Payable for variation margin on open futures contracts	111,255
Payable for Fund shares redeemed	1,941,928
Payable for open forward foreign currency exchange contracts	1,069,319
Payable for open swap contracts	3,592,111
Premium received on open swap contracts	310,686
Due to custodian	44,241
Payable to affiliates:
Investment adviser and administration fee	349,742
Distribution and service fees	17,479
Trustees’ fees	6,779
Accrued expenses	177,359
Total liabilities	$8,624,554
Net Assets	$404,410,769

Sources of Net Assets
Paid-in capital	$348,308,479
Accumulated net realized gain	60,030,853
Accumulated net investment loss	(1,845,746)
Net unrealized depreciation	(2,082,817)
Total	$404,410,769

Class A Shares
Net Assets	$39,237,385
Shares Outstanding	4,572,626
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.58
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.01

Class C Shares
Net Assets	$11,227,218
Shares Outstanding	1,351,391
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.31

Class I Shares
Net Assets	$353,946,166
Shares Outstanding	41,009,658
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.63

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Interest	$1,326,459
Dividends (net of foreign taxes, $510)	140,725
Interest allocated from affiliated investment	45,036
Expenses allocated from affiliated investment	(6,211)
Total investment income	$1,506,009

Expenses
Investment adviser and administration fee	$2,899,395
Distribution and service fees
Class A	54,162
Class C	58,023
Trustees’ fees and expenses	14,835
Custodian fee	147,943
Transfer and dividend disbursing agent fees	125,209
Legal and accounting services	63,345
Printing and postage	79,475
Registration fees	39,242
Miscellaneous	19,081
Total expenses	$3,500,710
Deduct —
Reduction of custodian fee	$262
Total expense reductions	$262

Net expenses	$3,500,448

Net investment loss	$(1,994,439)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$319,042
Investment transactions allocated from affiliated investment	498
Futures contracts	(2,135,376)
Swap contracts	66,299,731
Foreign currency and forward foreign currency exchange contract transactions	(555,697)
Net realized gain	$63,928,198
Change in unrealized appreciation (depreciation) —
Investments	$166,884
Futures contracts	812,142
Swap contracts	(17,463,976)
Foreign currency and forward foreign currency exchange contracts	(178,164)
Net change in unrealized appreciation (depreciation)	$(16,663,114)

Net realized and unrealized gain	$47,265,084

Net increase in net assets from operations	$45,270,645

10	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment loss	$(1,994,439)	$(2,412,990)
Net realized gain (loss) from investment transactions, futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	63,928,198	(82,262,629)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(16,663,114)	17,867,873
Net increase (decrease) in net assets from operations	$45,270,645	$(66,807,746)
Distributions to shareholders —
From net realized gain
Class A	$—	$(183,062)
Class C	—	(63,517)
Class I	—	(2,104,369)
Total distributions to shareholders	$—	$(2,350,948)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,492,453	$37,600,515
Class C	464,873	2,963,384
Class I	104,312,782	520,073,482
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	178,881
Class C	—	52,618
Class I	—	2,063,291
Cost of shares redeemed
Class A	(17,932,784)	(29,439,554)
Class C	(1,814,688)	(7,710,487)
Class I	(366,478,824)	(175,657,623)
Net increase (decrease) in net assets from Fund share transactions	$(270,956,188)	$350,124,507

Net increase (decrease) in net assets	$(225,685,543)	$280,965,813

Net Assets
At beginning of period	$630,096,312	$349,130,499
At end of period	$404,410,769	$630,096,312

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(1,845,746)	$148,693

11	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Consolidated Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2010(1)
			2013	2012		2011
Net asset value — Beginning of period	$8.080		$9.180	$9.280		$11.140		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.038)		$(0.054)	$0.035		$(0.029)		$(0.073)
Net realized and unrealized gain (loss)	0.538		(1.010)	(0.120)		(1.511)		2.000

Total income (loss) from operations	$0.500		$(1.064)	$(0.085)		$(1.540)		$1.927

Less Distributions
From net investment income	$—		$—	$—		$(0.007)		$(0.775)
From net realized gain	—		(0.036)	(0.015)		(0.313)		(0.012)

Total distributions	$—		$(0.036)	$(0.015)		$(0.320)		$(0.787)

Net asset value — End of period	$8.580		$8.080	$9.180		$9.280		$11.140

Total Return(3)	6.19	%(4)	(11.60)%	(0.92)%		(13.83)%		19.35	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,237		$43,845	$40,990		$59,349		$46,596
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.47	%(6)	1.48%	1.50	%(7)	1.50	%(7)	1.50	%(6)(7)
Net investment income (loss)	(0.90	)%(6)	(0.63)%	0.37%		(0.27)%		(0.91	)%(6)
Portfolio Turnover	98	%(4)	264%	355%		146%		77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser and administrator and sub-adviser reimbursed operating expenses (equal to 0.09%, 0.02% and 0.22% of average daily net assets for the years ended December 31, 2012 and 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).

12	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Consolidated Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2010(1)
			2013	2012		2011
Net asset value — Beginning of period	$7.850		$8.990	$9.150		$11.070		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.067)		$(0.113)	$(0.035)		$(0.108)		$(0.136)
Net realized and unrealized gain (loss)	0.527		(0.991)	(0.115)		(1.492)		1.984

Total income (loss) from operations	$0.460		$(1.104)	$(0.150)		$(1.600)		$1.848

Less Distributions
From net investment income	$—		$—	$—		$(0.007)		$(0.766)
From net realized gain	—		(0.036)	(0.010)		(0.313)		(0.012)

Total distributions	$—		$(0.036)	$(0.010)		$(0.320)		$(0.778)

Net asset value — End of period	$8.310		$7.850	$8.990		$9.150		$11.070

Total Return(3)	5.86	%(4)	(12.29)%	(1.64)%		(14.46)%		18.56	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,227		$11,911	$18,731		$26,740		$12,258
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.22	%(6)	2.23%	2.25	%(7)	2.25	%(7)	2.25	%(6)(7)
Net investment loss	(1.65	)%(6)	(1.34)%	(0.38)%		(1.01)%		(1.69	)%(6)
Portfolio Turnover	98	%(4)	264%	355%		146%		77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser and administrator and sub-adviser reimbursed operating expenses (equal to 0.09%, 0.02% and 0.22% of average daily net assets for the years ended December 31, 2012 and 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).

13	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Consolidated Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2010(1)
			2013	2012		2011
Net asset value — Beginning of period	$8.120		$9.190	$9.300		$11.140		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.029)		$(0.035)	$0.059		$(0.005)		$(0.053)
Net realized and unrealized gain (loss)	0.539		(0.999)	(0.128)		(1.515)		1.986

Total income (loss) from operations	$0.510		$(1.034)	$(0.069)		$(1.520)		$1.933

Less Distributions
From net investment income	$—		$—	$(0.012)		$(0.007)		$(0.781)
From net realized gain	—		(0.036)	(0.029)		(0.313)		(0.012)

Total distributions	$—		$(0.036)	$(0.041)		$(0.320)		$(0.793)

Net asset value — End of period	$8.630		$8.120	$9.190		$9.300		$11.140

Total Return(3)	6.28	%(4)	(11.26)%	(0.74)%		(13.65)%		19.40	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$353,946		$574,341	$289,409		$180,294		$181,934
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.22	%(6)	1.23%	1.25	%(7)	1.25	%(7)	1.25	%(6)(7)
Net investment income (loss)	(0.68	)%(6)	(0.41)%	0.63%		(0.05)%		(0.68	)%(6)
Portfolio Turnover	98	%(4)	264%	355%		146%		77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser and administrator and sub-adviser reimbursed operating expenses (equal to 0.09%, 0.02% and 0.22% of average daily net assets for the years ended December 31, 2012 and 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).

14	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Commodity Strategy Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2014 were $88,401,448 or 21.9% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, or in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that

15

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note since its acquisition. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $3,834,272 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

Additionally, at December 31, 2013, the Fund had a late year ordinary loss of $969,927 related to certain specified losses realized after October 31, 2013, which it has elected to defer to the following taxable year pursuant to income tax regulations.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into

16

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund periodically, typically each business day, depending on the daily fluctuations in the value of the underlying security, commodity, index or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with the unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 9 and 14. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

M  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

N  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America

17

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 1.05% of the Fund’s consolidated average daily net assets up to $500 million, 1.00% from $500 million but less than $1 billion and at reduced rates on consolidated net assets of $1 billion and over, and is payable monthly. For the six months ended June 30, 2014, the investment adviser and administration fee amounted to $2,899,395 or 1.04% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Armored Wolf, LLC (Armored Wolf). EVM pays Armored Wolf a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM and Armored Wolf have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary expenses only) exceed 1.50%, 2.25% and 1.25% of the Fund’s consolidated average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated at any time after April 30, 2015. Pursuant to this agreement, no operating expenses were allocated to EVM and Armored Wolf for the six months ended June 30, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $830 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,633 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $54,162 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $43,517 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2014 amounted to $14,506 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2014, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

18

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$75,387,771	$81,474,351
U.S. Government and Agency Securities	397,613,047	214,780,844

	$473,000,818	$296,255,195

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	1,242,396	4,401,960
Issued to shareholders electing to receive payments of distributions in Fund shares	—	21,814
Redemptions	(2,095,790)	(3,464,416)

Net increase (decrease)	(853,394)	959,358

Class C	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	56,136	353,903
Issued to shareholders electing to receive payments of distributions in Fund shares	—	6,585
Redemptions	(221,544)	(928,098)

Net decrease	(165,408)	(567,610)

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	12,451,308	59,898,458
Issued to shareholders electing to receive payments of distributions in Fund shares	—	250,705
Redemptions	(42,216,385)	(20,855,252)

Net increase (decrease)	(29,765,077)	39,293,911

19

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$408,009,292

Gross unrealized appreciation	$1,891,006
Gross unrealized depreciation	(422,817)

Net unrealized appreciation	$1,468,189

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

8/19/14	South Korean Won 7,500,000,000	United States Dollar 7,258,299	Barclays Bank PLC	$—	$(141,271)	$(141,271)
9/17/14	Australian Dollar 2,000,000	United States Dollar 1,858,560	Barclays Bank PLC	—	(17,097)	(17,097)
9/17/14	Euro 11,000,000	United States Dollar 15,175,325	Barclays Bank PLC	108,677	—	108,677
9/17/14	Euro 6,000,000	United States Dollar 8,179,488	Barclays Bank PLC	—	(38,684)	(38,684)
9/17/14	Euro 4,000,000	United States Dollar 5,436,400	Barclays Bank PLC	—	(42,381)	(42,381)
9/17/14	Euro 8,000,000	United States Dollar 10,860,296	Barclays Bank PLC	—	(97,266)	(97,266)
9/17/14	Japanese Yen 350,000,000	United States Dollar 3,439,651	Barclays Bank PLC	—	(17,169)	(17,169)
9/17/14	New Zealand Dollar 5,000,000	United States Dollar 4,191,800	Barclays Bank PLC	—	(154,592)	(154,592)
9/17/14	New Zealand Dollar 4,000,000	United States Dollar 3,355,200	JPMorgan Chase Bank NA	—	(121,914)	(121,914)
9/17/14	South African Rand 33,000,000	United States Dollar 3,029,385	Barclays Bank PLC	—	(34,312)	(34,312)
9/17/14	United States Dollar 1,850,160	Australian Dollar 2,000,000	Barclays Bank PLC	25,497	—	25,497
9/17/14	United States Dollar 4,589,409	Canadian Dollar 5,000,000	Barclays Bank PLC	87,576	—	87,576
9/17/14	United States Dollar 5,437,536	Euro 4,000,000	Barclays Bank PLC	41,245	—	41,245
9/17/14	United States Dollar 15,303,838	Euro 11,000,000	Barclays Bank PLC	—	(237,190)	(237,190)
9/17/14	United States Dollar 3,436,251	Japanese Yen 350,000,000	Barclays Bank PLC	20,569	—	20,569

20

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/17/14	United States Dollar 4,229,000	New Zealand Dollar 5,000,000	Barclays Bank PLC	$117,392	$—	$117,392
9/17/14	United States Dollar 3,386,200	New Zealand Dollar 4,000,000	JPMorgan Chase Bank NA	90,914	—	90,914
12/17/14	Euro 9,000,000	United States Dollar 12,183,480	JPMorgan Chase Bank NA	—	(148,393)	(148,393)
12/17/14	Japanese Yen 285,000,000	United States Dollar 2,798,013	JPMorgan Chase Bank NA	—	(19,050)	(19,050)

				$491,870	$(1,069,319)	$(577,449)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures
8/14	21 Gold	Long	$2,755,000	$2,776,200	$21,200
8/14	13 Natural Gas	Long	610,220	579,930	(30,290)
8/14	26 WTI Crude Oil	Long	2,685,540	2,739,620	54,080
9/14	23 High Grade Copper	Short	(1,824,776)	(1,842,013)	(17,237)
9/14	13 WTI Crude Oil	Long	1,306,450	1,361,490	55,040

	Equity Futures
9/14	22 Russell 2000 Mini Index	Short	(2,479,400)	(2,618,660)	(139,260)
9/14	160 S&P 500 E-Mini Index	Short	(15,542,852)	(15,619,200)	(76,348)

	Foreign Currency Futures
9/14	46 Euro	Short	(7,845,387)	(7,876,350)	(30,963)

	Interest Rate Futures
9/14	26 Euro-BTP	Short	(4,392,606)	(4,492,236)	(99,630)
9/14	117 U.S. 10-Year Treasury Note	Short	(14,709,703)	(14,645,109)	64,594
9/14	57 U.S. Long Treasury Bond	Short	(7,725,282)	(7,819,688)	(94,406)
9/14	25 U.S. Ultra-Long Treasury Bond	Short	(3,709,571)	(3,748,438)	(38,867)

					$(332,087)

Euro-BTP:  Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

WTI:  West Texas Intermediate

21

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation

France	Citibank NA	$4,000	0.25	%(1)	9/20/16	$(10,717)	$(82,813)	$(93,530)
France	Credit Suisse International	5,000	0.25	(1)	6/20/16	(12,817)	(46,962)	(59,779)
Markit CDX North America High Yield Index	Credit Suisse International	4,425	5.00	(1)	6/20/18	(433,229)	136,010	(297,219)
Markit CDX North America High Yield Index	JPMorgan Chase Bank NA	495	5.00	(1)	6/20/18	(48,463)	25,867	(22,596)
Markit CDX North America High Yield Index	JPMorgan Chase Bank NA	2,970	5.00	(1)	6/20/18	(290,777)	148,809	(141,968)

						$(796,003)	$180,911	$(615,092)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	$5,700,000	Receives	Excess Return on Barclays Atlantic Dynamic HYIGS Index	Pays	0.80%	2/2/15	$48,791
Barclays Bank PLC	13,300,000	Receives	Excess Return on Barclays Commodity Strategy 1474 Index	Pays	1.10	7/31/14	21,438
Barclays Bank PLC	2,900,000	Receives	Excess Return on Barclays Dualis Index	Pays	0.95	8/28/14	9,627
Barclays Bank PLC	4,900,000	Receives	Excess Return on Barclays TrendSTAR+ Index	Pays	0.65	1/7/15	85,908
Barclays Bank PLC	34,200,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15	7/31/14	(261,354)
Citibank NA	4,500,000	Receives	Excess Return on Citi Commodities Term Structure Beta Index	Pays	0.45	7/23/14	9,472
Citibank NA	119,300,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.14	7/23/14	(910,341)
Credit Suisse International	2,200,000	Receives	Excess Return on Credit Suisse Commodity Backwardation 01 Index	Pays	0.47	7/23/14	(30,176)

22

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Credit Suisse International	$2,200,000	Receives	Excess Return on Credit Suisse Commodity Backwardation Index	Pays	0.47%	7/23/14	$(31,408)
Credit Suisse International	1,800,000	Receives	Excess Return on Credit Suisse Commodity Backwardation RV Index	Pays	0.50	8/28/14	1,037
Credit Suisse International	104,200,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.14	7/23/14	(795,118)
JPMorgan Chase Bank NA	4,200,000	Receives	Excess Return on J.P. Morgan ETF Efficiente 8 Index	Pays	0.00	8/28/14	7,755
Merrill Lynch International	124,500,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.13	7/23/14	(931,539)
Merrill Lynch International	4,500,000	Receives	Excess Return on Merrill Lynch MLCX AKL Momentum Index	Pays	0.45	7/23/14	27,524

							$(2,748,384)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk:  Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including commodity futures contracts and total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Credit Risk:  The Fund enters into credit default swap contracts and total return swap contracts to manage its credit risk, to gain exposure to credit risk or to enhance return.

Interest Rate Risk:  Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells futures contracts and enters into total return swap contracts to hedge against changes in interest rates and to enhance return.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts and foreign currency futures contracts to enhance return and to hedge against fluctuations in currency exchange rates.

Equity Price Risk:  The Fund enters into equity index futures contracts and total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The Fund enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $4,825,258. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $25,589,098.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and

23

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity	Total

Net unrealized depreciation*	$—	$—	$—	$64,594	$130,320	$194,914
Receivable for open forward foreign currency exchange contracts	—	—	491,870	—	—	491,870
Receivable for open swap contracts; Premium paid/received on open swap contracts	48,791	7,755	—	85,908	69,098	211,552

Total Asset Derivatives	$48,791	$7,755	$491,870	$150,502	$199,418	$898,336

Derivatives not subject to master netting or similar agreements	$—	$—	$—	$64,594	$130,320	$194,914

Total Asset Derivatives subject to master netting or similar agreements	$48,791	$7,755	$491,870	$85,908	$69,098	$703,422

Net unrealized depreciation*	$—	$(215,608)	$(30,963)	$(232,903)	$(47,527)	$(527,001)
Payable for open forward foreign currency exchange contracts	—	—	(1,069,319)	—	—	(1,069,319)
Payable for open swap contracts; Premium paid/received on open swap contracts	(796,003)	—	—	—	(2,959,936)	(3,755,939)

Total Liability Derivatives	$(796,003)	$(215,608)	$(1,100,282)	$(232,903)	$(3,007,463)	$(5,352,259)

Derivatives not subject to master netting or similar agreements	$—	$(215,608)	$(30,963)	$(232,903)	$(47,527)	$(527,001)

Total Liability Derivatives subject to master netting or similar agreements	$(796,003)	$—	$(1,069,319)	$—	$(2,959,936)	$(4,825,258)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

24

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for assets and pledged by the Fund (and Subsidiary) for liabilities as of June 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Barclays Bank PLC	$566,720	$(566,720)	$—	$—	$—
Citibank NA	9,472	(9,472)	—	—	—
Credit Suisse International	1,037	(1,037)	—	—	—
JPMorgan Chase Bank NA	98,669	(98,669)	—	—	—
Merrill Lynch International	27,524	(27,524)	—	—	—

	$703,422	$(703,422)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Barclays Bank PLC	$(1,041,316)	$566,720	$—	$—	$(474,596)
Citibank NA	(921,058)	9,472	900,869	—	(10,717)
Credit Suisse International	(1,302,748)	1,037	1,301,711	—	—
JPMorgan Chase Bank NA	(628,597)	98,669	315,314	—	(214,614)
Merrill Lynch International	(931,539)	27,524	904,015	—	—

	$(4,825,258)	$703,422	$3,421,909	$—	$(699,927)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended June 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate
Net realized gain (loss) —
Futures contracts	$750,701	$—	$(1,960,402)	$(19,635)	$(906,040)
Swap contracts	67,348,862	(852,551)	53,691	—	(250,271)
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	(559,240)	—

Total	$68,099,563	$(852,551)	$(1,906,711)	$(578,875)	$(1,156,311)
Change in unrealized appreciation (depreciation) —
Futures contracts	$530,733	$—	$446,545	$(54,851)	$(110,285)
Swap contracts	(17,910,142)	360,074	184	—	85,908
Foreign currency and forward foreign currency exchange contracts	—	—	—	(182,633)	—

Total	$(17,379,409)	$360,074	$446,729	$(237,484)	$(24,377)

25

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional amounts of derivative instruments outstanding during the six months ended June 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts	Forward Foreign Currency Exchange Contracts

$34,561,000	$63,325,000	$608,983,000	$114,404,000

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

11  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At June 30, 2014, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $44,241. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 14) at June 30, 2014. The Fund’s average overdraft advances during the six months ended June 30, 2014 were not significant.

12  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

13  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

14  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

26

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$15,953,428	$—	$15,953,428
Foreign Corporate Bonds	—	1,924,766	—	1,924,766
U.S. Treasury Obligations	—	333,983,994	—	333,983,994
Common Stocks	17,763,079	—	—	17,763,079
Preferred Securities	—	866,285	—	866,285
Warrants	—	1,290	—	1,290
Short-Term Investments —
U.S. Treasury Obligations	—	2,999,979	—	2,999,979
Other	—	35,984,660	—	35,984,660

Total Investments	$17,763,079	$391,714,402	$—	$409,477,481

Forward Foreign Currency Exchange Contracts	$—	$491,870	$—	$491,870
Futures Contracts	194,914	—	—	194,914
Swap Contracts	—	211,552	—	211,552

Total	$17,957,993	$392,417,824	$—	$410,375,817

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,069,319)	$—	$(1,069,319)
Futures Contracts	(527,001)	—	—	(527,001)
Swap Contracts	—	(3,755,939)	—	(3,755,939)

Total	$(527,001)	$(4,825,258)	$—	$(5,352,259)

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	79,700,112	710,164
Cynthia E. Frost	79,785,879	624,397
George J. Gorman	79,756,770	653,506
Valerie A. Mosley	79,783,564	626,711
Harriett Tee Taggart	79,730,387	679,888

(1)	Excludes fractional shares.

28

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Armored Wolf, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of personnel of the Adviser and Sub-adviser in investing in commodity-linked derivative securities, inflation-linked bonds and global bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

30

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. The Board noted that actions are being taken by the Adviser and Sub-Adviser to improve Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board also noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and sub-advised by the Sub-adviser pursuant to a separate investment advisory agreement and sub-advisory agreement that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

31

Eaton Vance

Commodity Strategy Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Commodity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Commodity Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Armored Wolf, LLC

Lakeshore Tower III

18111 Von Karman Avenue, Suite #525

Irvine, CA 92612

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7770 6.30.14

Eaton Vance

Dividend Builder Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Dividend Builder Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	29

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

Dividend Builder Fund

June 30, 2014

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	7.94%	22.28%	15.33%	10.55%
Class A with 5.75% Maximum Sales Charge	—	—	1.72	15.24	13.99	9.90
Class B at NAV	11/01/1993	12/18/1981	7.50	21.37	14.45	9.72
Class B with 5% Maximum Sales Charge	—	—	2.50	16.37	14.21	9.72
Class C at NAV	11/01/1993	12/18/1981	7.51	21.38	14.45	9.73
Class C with 1% Maximum Sales Charge	—	—	6.51	20.38	14.45	9.73
Class I at NAV	06/20/2005	12/18/1981	7.99	22.60	15.61	10.80
S&P 500 Index	—	—	7.14%	24.61%	18.82%	7.78%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.06%	1.81%	1.81%	0.81%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	4.2%
Chevron Corp.	3.4
Verizon Communications, Inc.	3.1
Comcast Corp., Class A	2.8
Home Depot, Inc. (The)	2.6
ConocoPhillips	2.6
Occidental Petroleum Corp.	2.4
Altria Group, Inc.	2.4
Abbott Laboratories	2.3
Schlumberger, Ltd.	2.3
Total	28.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Depictions do not reflect the Portfolio’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Dividend Builder Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,079.40	$5.47	1.06%
Class B	$1,000.00	$1,075.00	$9.31	1.81%
Class C	$1,000.00	$1,075.10	$9.31	1.81%
Class I	$1,000.00	$1,079.90	$4.18	0.81%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.31	1.06%
Class B	$1,000.00	$1,015.80	$9.05	1.81%
Class C	$1,000.00	$1,015.80	$9.05	1.81%
Class I	$1,000.00	$1,020.80	$4.06	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Dividend Builder Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investment in Dividend Builder Portfolio, at value (identified cost, $887,922,985)	$1,068,086,231
Receivable for Fund shares sold	467,933
Total assets	$1,068,554,164

Liabilities
Payable for Fund shares redeemed	$1,458,625
Payable to affiliates:
Distribution and service fees	338,581
Trustees’ fees	125
Accrued expenses	217,806
Total liabilities	$2,015,137
Net Assets	$1,066,539,027

Sources of Net Assets
Paid-in capital	$887,650,926
Accumulated net realized loss from Portfolio	(8,516,891)
Accumulated undistributed net investment income	7,241,746
Net unrealized appreciation from Portfolio	180,163,246
Total	$1,066,539,027

Class A Shares
Net Assets	$770,094,995
Shares Outstanding	53,483,663
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.40
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.28

Class B Shares
Net Assets	$42,924,195
Shares Outstanding	2,970,816
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.45

Class C Shares
Net Assets	$178,091,081
Shares Outstanding	12,324,786
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.45

Class I Shares
Net Assets	$75,428,756
Shares Outstanding	5,241,394
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.39

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends allocated from Portfolio (net of foreign taxes, $268,761)	$17,365,403
Interest allocated from Portfolio	2,175
Securities lending income allocated from Portfolio, net	170,439
Expenses allocated from Portfolio	(3,557,138)
Total investment income from Portfolio	$13,980,879

Expenses
Distribution and service fees
Class A	$949,662
Class B	217,203
Class C	861,496
Trustees’ fees and expenses	250
Custodian fee	31,752
Transfer and dividend disbursing agent fees	471,822
Legal and accounting services	27,091
Printing and postage	81,649
Registration fees	28,239
Miscellaneous	10,870
Total expenses	$2,680,034

Net investment income	$11,300,845

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$114,577,895
Written options	1,767,120
Foreign currency and forward foreign currency exchange contract transactions	120,438
Net realized gain	$116,465,453
Change in unrealized appreciation (depreciation) —
Investments	$(48,852,919)
Written options	(14,165)
Foreign currency and forward foreign currency exchange contracts	(109,409)
Net change in unrealized appreciation (depreciation)	$(48,976,493)

Net realized and unrealized gain	$67,488,960

Net increase in net assets from operations	$78,789,805

6	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$11,300,845	$12,392,012
Net realized gain from investment transactions, written options, and foreign currency and forward foreign currency exchange contract transactions	116,465,453	202,037,607
Net change in unrealized appreciation (depreciation) from investments, written options, foreign currency and forward foreign currency exchange contracts	(48,976,493)	24,572,598
Net increase in net assets from operations	$78,789,805	$239,002,217
Distributions to shareholders —
From net investment income
Class A	$(5,083,706)	$(11,576,511)
Class B	(125,857)	(352,047)
Class C	(501,680)	(1,239,191)
Class I	(541,613)	(1,173,605)
Total distributions to shareholders	$(6,252,856)	$(14,341,354)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$20,084,480	$55,281,874
Class B	387,714	1,707,088
Class C	5,779,268	17,238,941
Class I	10,733,872	16,122,703
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,414,758	9,997,204
Class B	114,890	316,858
Class C	419,105	1,025,031
Class I	429,765	980,560
Cost of shares redeemed
Class A	(96,603,998)	(219,017,464)
Class B	(4,428,848)	(10,199,964)
Class C	(16,077,273)	(42,464,575)
Class I	(8,388,916)	(30,327,551)
Net asset value of shares exchanged
Class A	2,372,184	5,228,796
Class B	(2,372,184)	(5,228,796)
Net decrease in net assets from Fund share transactions	$(83,135,183)	$(199,339,295)

Net increase (decrease) in net assets	$(10,598,234)	$25,321,568

Net Assets
At beginning of period	$1,077,137,261	$1,051,815,693
At end of period	$1,066,539,027	$1,077,137,261

Accumulated undistributed net investment income included in net assets
At end of period	$7,241,746	$2,193,757

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2014

Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$13.430		$10.870	$9.800	$10.050		$9.590	$8.860

Income (Loss) From Operations
Net investment income(1)	$0.155	(2)	$0.158	$0.271	$0.373	(3)	$0.322	$0.358	(4)
Net realized and unrealized gain (loss)	0.905		2.582	1.039	(0.263)		0.498	0.732

Total income from operations	$1.060		$2.740	$1.310	$0.110		$0.820	$1.090

Less Distributions
From net investment income	$(0.090)		$(0.180)	$(0.240)	$(0.360)		$(0.360)	$(0.360)

Total distributions	$(0.090)		$(0.180)	$(0.240)	$(0.360)		$(0.360)	$(0.360)

Net asset value — End of period	$14.400		$13.430	$10.870	$9.800		$10.050	$9.590

Total Return(5)	7.94	%(6)	25.40%	13.50%	1.12%		9.02%	12.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$770,095		$787,254	$771,307	$805,556		$981,721	$1,107,722
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.06	%(9)	1.06%	1.07%	1.09%		1.09%	1.19%
Net investment income	2.31	%(2)(9)	1.30%	2.59%	3.75	%(3)	3.45%	4.24	%(4)
Portfolio Turnover of the Portfolio	42	%(6)	59%	63%	87%		100%	152%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.036 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.78%.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.83%.

(4)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.15%.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$13.480		$10.910	$9.830	$10.070		$9.610	$8.890

Income (Loss) From Operations
Net investment income(1)	$0.106	(2)	$0.068	$0.192	$0.299	(3)	$0.253	$0.294	(4)
Net realized and unrealized gain (loss)	0.903		2.590	1.048	(0.255)		0.496	0.727

Total income from operations	$1.009		$2.658	$1.240	$0.044		$0.749	$1.021

Less Distributions
From net investment income	$(0.039)		$(0.088)	$(0.160)	$(0.284)		$(0.289)	$(0.301)

Total distributions	$(0.039)		$(0.088)	$(0.160)	$(0.284)		$(0.289)	$(0.301)

Net asset value — End of period	$14.450		$13.480	$10.910	$9.830		$10.070	$9.610

Total Return(5)	7.50	%(6)	24.46%	12.70%	0.45%		8.06%	12.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,924		$46,262	$49,498	$59,142		$79,998	$91,836
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.81	%(9)	1.81%	1.82%	1.84%		1.84%	1.94%
Net investment income	1.56	%(2)(9)	0.56%	1.82%	2.99	%(3)	2.70%	3.48	%(4)
Portfolio Turnover of the Portfolio	42	%(6)	59%	63%	87%		100%	152%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.036 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.03%.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.07%.

(4)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.39%.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$13.480		$10.910	$9.830	$10.080		$9.610	$8.890

Income (Loss) From Operations
Net investment income(1)	$0.105	(2)	$0.067	$0.193	$0.300	(3)	$0.254	$0.298	(4)
Net realized and unrealized gain (loss)	0.904		2.592	1.047	(0.265)		0.506	0.723

Total income from operations	$1.009		$2.659	$1.240	$0.035		$0.760	$1.021

Less Distributions
From net investment income	$(0.039)		$(0.089)	$(0.160)	$(0.285)		$(0.290)	$(0.301)

Total distributions	$(0.039)		$(0.089)	$(0.160)	$(0.285)		$(0.290)	$(0.301)

Net asset value — End of period	$14.450		$13.480	$10.910	$9.830		$10.080	$9.610

Total Return(5)	7.51	%(6)	24.47%	12.70%	0.36%		8.17%	12.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$178,091		$175,875	$164,219	$174,161		$204,098	$218,955
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.81	%(9)	1.81%	1.82%	1.84%		1.84%	1.94%
Net investment income	1.55	%(2)(9)	0.55%	1.83%	3.01	%(3)	2.70%	3.52	%(4)
Portfolio Turnover of the Portfolio	42	%(6)	59%	63%	87%		100%	152%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.035 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.03%.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.08%.

(4)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.095 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.40%.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$13.430		$10.870	$9.790	$10.040		$9.580	$8.860

Income (Loss) From Operations
Net investment income(1)	$0.171	(2)	$0.189	$0.296	$0.399	(3)	$0.358	$0.442	(4)
Net realized and unrealized gain (loss)	0.896		2.581	1.051	(0.264)		0.486	0.658

Total income from operations	$1.067		$2.770	$1.347	$0.135		$0.844	$1.100

Less Distributions
From net investment income	$(0.107)		$(0.210)	$(0.267)	$(0.385)		$(0.384)	$(0.380)

Total distributions	$(0.107)		$(0.210)	$(0.267)	$(0.385)		$(0.384)	$(0.380)

Net asset value — End of period	$14.390		$13.430	$10.870	$9.790		$10.040	$9.580

Total Return(5)	7.99	%(6)	25.72%	13.91%	1.38%		9.18%	13.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,429		$67,746	$66,792	$77,399		$75,487	$50,879
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	0.81	%(9)	0.81%	0.82%	0.84%		0.84%	0.94%
Net investment income	2.54	%(2)(9)	1.55%	2.82%	4.02	%(3)	3.83%	5.08	%(4)
Portfolio Turnover of the Portfolio	42	%(6)	59%	63%	87%		100%	152%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.035 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.02%.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.09%.

(4)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.154 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.30%.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $125,259,384 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on December 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2013.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Eaton Vance

Dividend Builder Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $21,890 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $34,672 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $949,662 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $162,902 and $646,122 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2014 amounted to $54,301 and $215,374 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2014, the Fund was informed that EVD received approximately $40, $30,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

13

Eaton Vance

Dividend Builder Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,426,451 and $95,572,061, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	1,485,664	4,558,069
Issued to shareholders electing to receive payments of distributions in Fund shares	324,922	828,883
Redemptions	(7,100,729)	(18,143,712)
Exchange from Class B shares	173,875	430,777

Net decrease	(5,116,268)	(12,325,983)

Class B	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	28,792	138,489
Issued to shareholders electing to receive payments of distributions in Fund shares	8,432	26,273
Redemptions	(324,962)	(840,108)
Exchange to Class A shares	(173,243)	(429,288)

Net decrease	(460,981)	(1,104,634)

Class C	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	425,313	1,416,540
Issued to shareholders electing to receive payments of distributions in Fund shares	30,735	84,847
Redemptions	(1,176,526)	(3,504,407)

Net decrease	(720,478)	(2,003,020)

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	782,585	1,315,431
Issued to shareholders electing to receive payments of distributions in Fund shares	31,634	81,409
Redemptions	(618,227)	(2,496,571)

Net increase (decrease)	195,992	(1,099,731)

14

Dividend Builder Portfolio

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value

Aerospace & Defense — 2.3%
Boeing Co. (The)	118,101	$15,025,864
United Technologies Corp.	85,500	9,870,975

		$24,896,839

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	96,500	$6,155,735

		$6,155,735

Auto Components — 0.6%
Dana Holding Corp.	270,000	$6,593,400

		$6,593,400

Banks — 4.8%
JPMorgan Chase & Co.	404,900	$23,330,338
PacWest Bancorp	130,000	5,612,100
PNC Financial Services Group, Inc. (The)	126,700	11,282,635
Regions Financial Corp.	1,008,763	10,713,063

		$50,938,136

Beverages — 1.7%
PepsiCo, Inc.	208,000	$18,582,720

		$18,582,720

Biotechnology — 2.0%
Amgen, Inc.	47,000	$5,563,390
Biogen Idec, Inc.(1)	14,500	4,571,995
Gilead Sciences, Inc.(1)	132,000	10,944,120

		$21,079,505

Capital Markets — 1.9%
Blackstone Group LP (The)	413,000	$13,810,720
Lazard, Ltd., Class A	122,000	6,290,320

		$20,101,040

Chemicals — 3.5%
Cytec Industries, Inc.	55,000	$5,798,100
E.I. du Pont de Nemours & Co.	300,000	19,632,000
LyondellBasell Industries NV, Class A	122,000	11,913,300

		$37,343,400

Communications Equipment — 2.7%
Cisco Systems, Inc.	324,000	$8,051,400

Security	Shares	Value

Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson ADR(2)	1,716,704	$20,737,784

		$28,789,184

Consumer Finance — 1.5%
Discover Financial Services	250,000	$15,495,000

		$15,495,000

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	316,000	$11,173,760
Verizon Communications, Inc.	667,580	32,664,690

		$43,838,450

Electric Utilities — 2.2%
NextEra Energy, Inc.	234,000	$23,980,320

		$23,980,320

Electrical Equipment — 3.5%
Eaton Corp. PLC	197,000	$15,204,460
Emerson Electric Co.	332,000	22,031,520

		$37,235,980

Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	1,005,000	$22,059,750

		$22,059,750

Energy Equipment & Services — 2.3%
Schlumberger, Ltd.	207,000	$24,415,650

		$24,415,650

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	90,000	$10,364,400
Wal-Mart Stores, Inc.	108,000	8,107,560

		$18,471,960

Food Products — 2.2%
Hershey Co. (The)	90,000	$8,763,300
Kraft Foods Group, Inc.	59,000	3,537,050
Mondelez International, Inc., Class A	291,000	10,944,510

		$23,244,860

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	606,000	$24,785,400
Covidien PLC	30,000	2,705,400

15	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic, Inc.	125,000	$7,970,000

		$35,460,800

Hotels, Restaurants & Leisure — 1.1%
Las Vegas Sands Corp.	70,000	$5,335,400
McDonald’s Corp.	67,000	6,749,580

		$12,084,980

Insurance — 5.6%
ACE, Ltd.	221,000	$22,917,700
Allstate Corp. (The)	188,000	11,039,360
AmTrust Financial Services, Inc.(2)	155,000	6,480,550
MetLife, Inc.	245,000	13,612,200
XL Group PLC	170,000	5,564,100

		$59,613,910

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(1)	23,500	$7,632,330

		$7,632,330

Internet Software & Services — 0.6%
Facebook, Inc., Class A(1)(3)	103,000	$6,930,870

		$6,930,870

IT Services — 2.2%
Accenture PLC, Class A	39,500	$3,193,180
Visa, Inc., Class A	97,900	20,628,509

		$23,821,689

Media — 4.5%
Cinemark Holdings, Inc.	190,000	$6,718,400
Comcast Corp., Class A	560,000	30,060,800
Lions Gate Entertainment Corp.(2)	403,000	11,517,740

		$48,296,940

Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	104,000	$3,796,000

		$3,796,000

Multi-Utilities — 1.8%
PG&E Corp.	169,000	$8,115,380
Sempra Energy	105,000	10,994,550

		$19,109,930

Security	Shares	Value

Multiline Retail — 0.6%
Macy’s, Inc.	105,000	$6,092,100

		$6,092,100

Oil, Gas & Consumable Fuels — 10.4%
Chevron Corp.	275,000	$35,901,250
ConocoPhillips	320,000	27,433,600
Devon Energy Corp.	109,000	8,654,600
Kinder Morgan, Inc.	373,000	13,524,980
Occidental Petroleum Corp.	254,000	26,068,020

		$111,582,450

Paper & Forest Products — 2.2%
International Paper Co.	466,000	$23,519,020

		$23,519,020

Pharmaceuticals — 7.7%
AbbVie, Inc.	102,500	$5,785,100
Merck & Co., Inc.	336,000	19,437,600
Pfizer, Inc.	576,000	17,095,680
Roche Holding AG PC	65,000	19,367,192
Sanofi	195,000	20,726,450

		$82,412,022

Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities, Inc.	97,072	$13,802,668
Simon Property Group, Inc.	61,500	10,226,220

		$24,028,888

Road & Rail — 1.1%
CSX Corp.	397,000	$12,231,570

		$12,231,570

Semiconductors & Semiconductor Equipment — 1.0%
Teradyne, Inc.(2)	570,000	$11,172,000

		$11,172,000

Software — 1.9%
Microsoft Corp.(3)	474,000	$19,765,800

		$19,765,800

Specialty Retail — 2.6%
Home Depot, Inc. (The)	345,000	$27,931,200

		$27,931,200

16	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	477,000	$44,327,610
Hewlett-Packard Co.	321,000	10,811,280

		$55,138,890

Tobacco — 4.5%
Altria Group, Inc.	620,500	$26,023,770
Reynolds American, Inc.	368,500	22,238,975

		$48,262,745

Total Common Stocks (identified cost $881,598,260)		$1,062,106,063

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.12%(4)(5)	$30,204	$30,204,313

Total Short-Term Investments (identified cost $30,204,313)		$30,204,313

Total Investments (identified cost $911,802,573)		$1,092,310,376

Covered Call Options Written — (0.0)%(6)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Facebook, Inc.	1,030	$70.00	7/19/14	$(80,855)
Microsoft Corp.	4,740	44.00	10/18/14	(350,760)

Total Covered Call Options Written (premiums received $415,930)				$(431,615)

Other Assets, Less Liabilities — (2.2)%				$(23,792,427)

Net Assets — 100.0%				$1,068,086,334

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at June 30, 2014.

(3)	A portion of each applicable common stock for which a written call option is outstanding at June 30, 2014 has been pledged as collateral for such written option.
(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

(6)	Amount is less than (0.05)%.

17	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value including $29,613,297 of securities on loan (identified cost, $881,598,260)	$1,062,106,063
Affiliated investment, at value (identified cost, $30,204,313)	30,204,313
Foreign currency, at value (identified cost, $341,843)	341,448
Dividends receivable	1,638,511
Interest receivable from affiliated investment	156
Receivable for investments sold	17,550,182
Securities lending income receivable	15,128
Tax reclaims receivable	1,859,998
Total assets	$1,113,715,799

Liabilities
Demand note payable	$100,000
Collateral for securities loaned	30,204,313
Written options outstanding, at value (premiums received, $415,930)	431,615
Payable for investments purchased	14,151,435
Due to custodian	79,051
Payable to affiliates:
Investment adviser fee	554,599
Trustees’ fees	11,543
Accrued expenses	96,909
Total liabilities	$45,629,465
Net Assets applicable to investors’ interest in Portfolio	$1,068,086,334

Sources of Net Assets
Investors’ capital	$887,402,061
Net unrealized appreciation	180,684,273
Total	$1,068,086,334

18	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends (net of foreign taxes, $269,469)	$17,404,934
Securities lending income, net	170,859
Interest allocated from affiliated investment	2,180
Expenses allocated from affiliated investment	(262)
Total investment income	$17,577,711

Expenses
Investment adviser fee	$3,328,400
Trustees’ fees and expenses	24,084
Custodian fee	136,101
Legal and accounting services	38,802
Miscellaneous	37,103
Total expenses	$3,564,490
Deduct —
Reduction of custodian fee	$27
Total expense reductions	$27

Net expenses	$3,564,463

Net investment income	$14,013,248

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$114,902,294
Investment transactions allocated from affiliated investments	14
Written options	1,770,996
Foreign currency and forward foreign currency exchange contract transactions	120,730
Net realized gain	$116,794,034
Change in unrealized appreciation (depreciation) —
Investments	$(49,086,291)
Written options	(15,685)
Foreign currency and forward foreign currency exchange contracts	(109,725)
Net change in unrealized appreciation (depreciation)	$(49,211,701)

Net realized and unrealized gain	$67,582,333

Net increase in net assets from operations	$81,595,581

19	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$14,013,248	$17,912,869
Net realized gain from investment transactions, written options, and foreign currency and forward foreign currency exchange contract transactions	116,794,034	202,538,552
Net change in unrealized appreciation (depreciation) from investments, written options, foreign currency and forward foreign currency exchange contracts	(49,211,701)	24,901,499
Net increase in net assets from operations	$81,595,581	$245,352,920
Capital transactions —
Contributions	$2,696,926	$2,255,727
Withdrawals	(98,749,115)	(225,289,270)
Net decrease in net assets from capital transactions	$(96,052,189)	$(223,033,543)

Net increase (decrease) in net assets	$(14,456,608)	$22,319,377

Net Assets
At beginning of period	$1,082,542,942	$1,060,223,565
At end of period	$1,068,086,334	$1,082,542,942

20	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2014

Supplementary Data

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2013	2012	2011		2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68	%(2)	0.68%	0.68%	0.67%		0.67%	0.68%
Net investment income	2.68	%(2)(3)	1.67%	2.97%	4.16	%(4)	3.87%	4.76	%(5)
Portfolio Turnover	42	%(6)	59%	63%	87%		100%	152%

Total Return	8.16	%(6)	25.87%	13.93%	1.55%		9.47%	13.45%

Net assets, end of period (000’s omitted)	$1,068,086		$1,082,543	$1,060,224	$1,122,686		$1,345,777	$1,474,192

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.53% of average daily net assets.

(4)	Includes special dividends equal to 0.93% of average daily net assets.

(5)	Includes special dividends equal to 1.10% of average daily net assets.

(6)	Not annualized.

21	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2014, Eaton Vance Dividend Builder Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

22

Dividend Builder Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

23

Dividend Builder Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2014, the Portfolio’s investment adviser fee amounted to $3,328,400 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $441,748,458 and $522,075,982, respectively, for the six months ended June 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$911,893,404

Gross unrealized appreciation	$185,241,731
Gross unrealized depreciation	(4,824,759)

Net unrealized appreciation	$180,416,972

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

24

Dividend Builder Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Written options activity for the six months ended June 30, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	—	$—
Options written	78,195	3,310,662
Options terminated in closing purchase transactions	(12,994)	(381,613)
Options exercised	(9,201)	(393,175)
Options expired	(50,230)	(2,119,944)

Outstanding, end of period	5,770	$415,930

At June 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity price risk:  During the six months ended June 30, 2014, the Portfolio entered into option transactions on individual securities to seek return and to seek to hedge against fluctuations in securities prices.

Foreign exchange risk:  The Portfolio holds foreign currency denominated investments and the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At June 30, 2014 the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

25

Dividend Builder Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(431,615	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Purchased options	$(532,469)	$—
Equity Price	Written options	1,770,996	(15,685)
Foreign Exchange	Forward foreign currency exchange contracts	145,566	(117,876)

Total		$1,384,093	$(133,561)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions, Written options and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments, Written options and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2014, which is indicative of the volume of this derivative type, was approximately $11,741,000.

The average number of purchased options contracts outstanding during the six months ended June 30, 2014, which is indicative of the volume of this derivative type, was 2,372 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2014, the Portfolio had a balance outstanding pursuant to this line of credit of $100,000 at an interest rate of 1.10%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2014. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at June 30, 2014. The Portfolio’s average borrowings or allocated fees during the six months ended June 30, 2014 were not significant.

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2014, the Portfolio had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $79,051. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at June 30, 2014. The Portfolio’s average overdraft advances during the six months ended June 30, 2014 were not significant.

26

Dividend Builder Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2014 amounted to $3,830.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2014, the value of the securities loaned and the value of the collateral received, which exceeded the value of securities loaned, amounted to $29,613,297 and $30,204,313, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at June 30, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

Dividend Builder Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

At June 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$108,630,950	$—		$—	$108,630,950
Consumer Staples	108,562,285	—		—	108,562,285
Energy	135,998,100	—		—	135,998,100
Financials	170,176,974	—		—	170,176,974
Health Care	98,858,685	40,093,642		—	138,952,327
Industrials	80,520,124	—		—	80,520,124
Information Technology	167,678,183	—		—	167,678,183
Materials	64,658,420	—		—	64,658,420
Telecommunication Services	43,838,450	—		—	43,838,450
Utilities	43,090,250	—		—	43,090,250

Total Common Stocks	$1,022,012,421	$40,093,642	*	$—	$1,062,106,063

Short-Term Investments	$—	$30,204,313		$—	$30,204,313

Total Investments	$1,022,012,421	$70,297,955		$—	$1,092,310,376

Liability Description

Covered Call Options Written	$(431,615)	$—		$—	$(431,615)

Total	$(431,615)	$—		$—	$(431,615)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Eaton Vance Dividend Builder Fund

Dividend Builder Portfolio

June 30, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Dividend Builder Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	60,120,277	1,160,862
Cynthia E. Frost	59,992,385	1,288,754
George J. Gorman	60,026,092	1,255,047
Valerie A. Mosley	59,959,933	1,321,206
Harriett Tee Taggart	59,928,304	1,352,835

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Dividend Builder Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	98%	2%
Cynthia E. Frost	98%	2%
George J. Gorman	98%	2%
Valerie A. Mosley	98%	2%
Harriett Tee Taggart	98%	2%

Results are rounded to the nearest whole number.

29

Eaton Vance

Dividend Builder Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Dividend Builder Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

31

Eaton Vance

Dividend Builder Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 and March 31, 2014 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

32

Eaton Vance

Dividend Builder Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Dividend Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Dividend Builder Portfolio

Charles B. Gaffney

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Dividend Builder Fund and Dividend Builder Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Dividend Builder Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7697 6.30.14

Eaton Vance

Greater India Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Greater India Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	26

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Greater India Fund

June 30, 2014

Performance1,2

Portfolio Manager Christopher Darling, BMO Global Asset Management (Asia) Limited (BMO GAM (Asia))

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	26.43%	29.87%	6.59%	12.42%
Class A with 5.75% Maximum Sales Charge	—	—	19.15	22.38	5.34	11.76
Class B at NAV	05/02/1994	05/02/1994	25.96	28.95	5.89	11.77
Class B with 5% Maximum Sales Charge	—	—	20.96	23.95	5.57	11.77
Class C at NAV	07/07/2006	05/02/1994	25.96	28.94	5.89	11.79
Class C with 1% Maximum Sales Charge	—	—	24.96	27.94	5.89	11.79
Class I at NAV	10/01/2009	05/02/1994	26.65	30.25	6.93	12.60
S&P Bombay Stock Exchange 100 Index	—	—	26.77%	33.76%	8.62%	16.05%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			2.02%	2.72%	2.72%	1.72%
Net			1.88	2.58	2.58	1.58

Fund Profile4

Sector Allocation (% of net assets)[5]

Top 10 Holdings (% of net assets)[5]

ICICI Bank, Ltd.	6.1%
HDFC Bank, Ltd.	6.0
Housing Development Finance Corp., Ltd.	6.0
ITC, Ltd.	5.8
Tata Consultancy Services, Ltd.	5.4
Larsen & Toubro, Ltd.	5.2
HCL Technologies, Ltd.	4.4
Infosys, Ltd.	3.6
Titan Co., Ltd.	3.0
Lupin, Ltd.	2.8
Total	48.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Greater India Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

S&P Bombay Stock Exchange 100 Index is an unmanaged index of 100 common stocks traded in the India market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater India Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,264.30	$10.55	**	1.88%
Class B	$1,000.00	$1,259.60	$14.45	**	2.58%
Class C	$1,000.00	$1,259.60	$14.45	**	2.58%
Class I	$1,000.00	$1,266.50	$8.88	**	1.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.50	$9.39	**	1.88%
Class B	$1,000.00	$1,012.00	$12.87	**	2.58%
Class C	$1,000.00	$1,012.00	$12.87	**	2.58%
Class I	$1,000.00	$1,017.00	$7.90	**	1.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Greater India Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investment in Greater India Portfolio, at value (identified cost, $175,498,427)	$264,363,329
Receivable for Fund shares sold	308,070
Receivable from affiliates	11,144
Total assets	$264,682,543

Liabilities
Payable for Fund shares redeemed	$533,437
Payable to affiliates:
Administration fee	32,131
Distribution and service fees	86,417
Trustees’ fees	125
Accrued expenses	79,262
Total liabilities	$731,372
Net Assets	$263,951,171

Sources of Net Assets
Paid-in capital	$323,314,119
Accumulated net realized loss from Portfolio	(147,033,397)
Accumulated net investment loss	(1,194,453)
Net unrealized appreciation from Portfolio	88,864,902
Total	$263,951,171

Class A Shares
Net Assets	$185,918,337
Shares Outstanding	7,361,085
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.26
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$26.80

Class B Shares
Net Assets	$21,196,024
Shares Outstanding	951,681
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.27

Class C Shares
Net Assets	$28,929,710
Shares Outstanding	1,296,159
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.32

Class I Shares
Net Assets	$27,907,100
Shares Outstanding	1,087,733
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.66

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends allocated from Portfolio	$1,464,035
Interest allocated from Portfolio	63
Expenses allocated from Portfolio	(1,421,065)
Total investment income from Portfolio	$43,033

Expenses
Administration fee	$174,052
Distribution and service fees
Class A	239,484
Class B	128,339
Class C	124,292
Trustees’ fees and expenses	250
Custodian fee	12,175
Transfer and dividend disbursing agent fees	209,536
Legal and accounting services	13,373
Printing and postage	49,010
Registration fees	27,654
Miscellaneous	6,733
Total expenses	$984,898
Deduct —
Allocation of expenses to affiliates	$77,579
Total expense reductions	$77,579

Net expenses	$907,319

Net investment loss	$(864,286)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$2,891,050
Foreign currency transactions	141,460
Net realized gain	$3,032,510
Change in unrealized appreciation (depreciation) —
Investments	$53,659,435
Foreign currency	13,457
Net change in unrealized appreciation (depreciation)	$53,672,892

Net realized and unrealized gain	$56,705,402

Net increase in net assets from operations	$55,841,116

6	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment loss	$(864,286)	$(424,951)
Net realized gain (loss) from investment and foreign currency transactions	3,032,510	(4,573,571)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	53,672,892	(31,634,544)
Net increase (decrease) in net assets from operations	$55,841,116	$(36,633,066)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,019,855	$13,664,215
Class B	157,119	357,678
Class C	2,024,093	2,066,565
Class I	7,506,907	7,225,628
Cost of shares redeemed
Class A	(29,903,662)	(75,043,540)
Class B	(4,211,723)	(14,938,135)
Class C	(3,726,815)	(12,997,433)
Class I	(3,956,724)	(14,517,866)
Net asset value of shares exchanged
Class A	11,627,803	5,254,012
Class B	(11,627,803)	(5,254,012)
Net decrease in net assets from Fund share transactions	$(21,090,950)	$(94,182,888)

Net increase (decrease) in net assets	$34,750,166	$(130,815,954)

Net Assets
At beginning of period	$229,201,005	$360,016,959
At end of period	$263,951,171	$229,201,005

Accumulated net investment loss included in net assets
At end of period	$(1,194,453)	$(330,167)

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2014

Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010	2009
Net asset value — Beginning of period	$19.980		$22.210		$17.240		$28.220		$23.350	$12.050

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.065)		$0.002		$(0.064)		$(0.120)		$(0.208)	$(0.157)
Net realized and unrealized gain (loss)	5.345		(2.232)		5.034		(10.823)		5.077	11.456

Total income (loss) from operations	$5.280		$(2.230)		$4.970		$(10.943)		$4.869	$11.299

Less Distributions
From net investment income	$—		$—		$—		$(0.037)		$—	$—

Total distributions	$—		$—		$—		$(0.037)		$—	$—

Redemption fees(1)(2)	$—		$—		$—		$—		$0.001	$0.001

Net asset value — End of period	$25.260		$19.980		$22.210		$17.240		$28.220	$23.350

Total Return(3)	26.43	%(4)	(10.04)%		28.83%		(38.80)%		20.81%	93.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$185,918		$154,207		$233,906		$227,581		$552,831	$508,035
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.88	%(7)(8)	1.88	%(8)	1.88	%(8)	1.93	%(8)	1.97%	2.23%
Net investment income (loss)	(0.61	)%(7)	0.01%		(0.32)%		(0.51)%		(0.83)%	(0.91)%
Portfolio Turnover of the Portfolio	10	%(4)	42%		65%		49%		59%	63%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.07%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010	2009
Net asset value — Beginning of period	$17.680		$19.790		$15.470		$25.500		$21.230	$11.000

Income (Loss) From Operations
Net investment loss(1)	$(0.141)		$(0.123)		$(0.184)		$(0.250)		$(0.323)	$(0.222)
Net realized and unrealized gain (loss)	4.731		(1.987)		4.504		(9.743)		4.592	10.451

Total income (loss) from operations	$4.590		$(2.110)		$4.320		$(9.993)		$4.269	$10.229

Less Distributions
From net investment income	$—		$—		$—		$(0.037)		$—	$—

Total distributions	$—		$—		$—		$(0.037)		$—	$—

Redemption fees(1)(2)	$—		$—		$—		$—		$0.001	$0.001

Net asset value — End of period	$22.270		$17.680		$19.790		$15.470		$25.500	$21.230

Total Return(3)	25.96	%(4)	(10.66)%		27.92%		(39.21)%		20.07%	92.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,196		$31,336		$57,303		$64,624		$142,604	$134,386
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.58	%(7)(8)	2.58	%(8)	2.58	%(8)	2.61	%(8)	2.58%	2.73%
Net investment loss	(1.51	)%(7)	(0.68)%		(1.03)%		(1.18)%		(1.42)%	(1.42)%
Portfolio Turnover of the Portfolio	10	%(4)	42%		65%		49%		59%	63%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.07%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011		2010	2009
Net asset value — Beginning of period	$17.720		$19.840		$15.500		$25.550		$21.270	$11.030

Income (Loss) From Operations
Net investment loss(1)	$(0.125)		$(0.122)		$(0.182)		$(0.249)		$(0.325)	$(0.227)
Net realized and unrealized gain (loss)	4.725		(1.998)		4.522		(9.764)		4.604	10.466

Total income (loss) from operations	$4.600		$(2.120)		$4.340		$(10.013)		$4.279	$10.239

Less Distributions
From net investment income	$—		$—		$—		$(0.037)		$—	$—

Total distributions	$—		$—		$—		$(0.037)		$—	$—

Redemption fees(1)(2)	$—		$—		$—		$—		$0.001	$0.001

Net asset value — End of period	$22.320		$17.720		$19.840		$15.500		$25.550	$21.270

Total Return(3)	25.96	%(4)	(10.69)%		28.00%		(39.23)%		20.12%	92.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,930		$24,749		$40,193		$42,307		$93,865	$74,778
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.58	%(7)(8)	2.58	%(8)	2.58	%(8)	2.61	%(8)	2.58%	2.73%
Net investment loss	(1.31	)%(7)	(0.68)%		(1.01)%		(1.17)%		(1.43)%	(1.42)%
Portfolio Turnover of the Portfolio	10	%(4)	42%		65%		49%		59%	63%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.07%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,							Period Ended December 31, 2009(1)
			2013		2012		2011		2010
Net asset value — Beginning of period	$20.260		$22.460		$17.380		$28.360		$23.380	$21.550

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.023)		$0.057		$(0.015)		$(0.018)		$(0.093)	$(0.071)
Net realized and unrealized gain (loss)	5.423		(2.257)		5.095		(10.925)		5.072	1.901

Total income (loss) from operations	$5.400		$(2.200)		$5.080		$(10.943)		$4.979	$1.830

Less Distributions
From net investment income	$—		$—		$—		$(0.037)		$—	$—

Total distributions	$—		$—		$—		$(0.037)		$—	$—

Redemption fees(2)(3)	$—		$—		$—		$—		$0.001	$0.000	(4)

Net asset value — End of period	$25.660		$20.260		$22.460		$17.380		$28.360	$23.380

Total Return(5)	26.65	%(6)	(9.83)%		29.29%		(38.62)%		21.30%	8.49	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,907		$18,909		$28,616		$23,520		$44,125	$29,502
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.58	%(9)(10)	1.58	%(10)	1.58	%(10)	1.61	%(10)	1.57%	1.73	%(9)
Net investment income (loss)	(0.21	)%(9)	0.28%		(0.07)%		(0.08)%		(0.37)%	(1.25	)%(9)
Portfolio Turnover of the Portfolio	10	%(6)	42%		65%		49%		59%	63	%(11)

(1)	For the period from the commencement of operations, October 1, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.07%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

(11)	For the Portfolio’s year ended December 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $104,847,775 and deferred capital losses of $44,736,273 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on December 31, 2017. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

Additionally, at December 31, 2013, the Fund had a late year ordinary loss of $330,167, related to certain specified losses realized after October 31, 2013, which it has elected to defer to the following taxable year pursuant to income tax regulations.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

12

Eaton Vance

Greater India Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2014, the administration fee amounted to $174,052. Boston Management and Research (BMR), a subsidiary of EVM, and BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)), the sub-adviser of the Portfolio, have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.88%, 2.58%, 2.58% and 1.58% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2015. Pursuant to this agreement, BMR and BMO GAM (Asia) were allocated $77,579 in total of the Fund’s operating expenses for the six months ended June 30, 2014. Such reimbursement was shared equally by BMR and BMO GAM (Asia). The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $11,139 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $15,063 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $239,484 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $96,254 and $93,219 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2014 amounted to $32,085 and $31,073 for Class B and Class C shares, respectively.

13

Eaton Vance

Greater India Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2014, the Fund was informed that EVD received approximately $200, $14,000 and $700 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $4,331,473 and $27,884,101, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	491,886	709,805
Redemptions	(1,382,079)	(3,790,005)
Exchange from Class B shares	532,149	269,595

Net decrease	(358,044)	(2,810,605)

Class B	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	7,802	19,422
Redemptions	(226,200)	(837,805)
Exchange to Class A shares	(602,573)	(303,808)

Net decrease	(820,971)	(1,122,191)

Class C	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	99,417	113,610
Redemptions	(200,266)	(742,730)

Net decrease	(100,849)	(629,120)

14

Eaton Vance

Greater India Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	332,143	360,330
Redemptions	(177,564)	(700,963)

Net increase (decrease)	154,579	(340,633)

15

Greater India Portfolio

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value

India — 96.6%

Automobiles — 8.2%
Bajaj Auto, Ltd.	149,153	$5,694,490
Hero MotoCorp, Ltd.	110,170	4,818,626
Mahindra & Mahindra, Ltd.	284,525	5,439,634
Tata Motors, Ltd.	291,000	2,090,990
Tata Motors, Ltd., Class A	765,110	3,756,222

		$21,799,962

Banks — 20.4%
Federal Bank, Ltd.	2,259,075	$5,040,215
HDFC Bank, Ltd.	1,165,607	15,927,832
ICICI Bank, Ltd.	684,444	16,116,301
Kotak Mahindra Bank, Ltd.	336,580	4,931,720
State Bank of India	114,500	5,109,863
Yes Bank, Ltd.	748,100	6,745,625

		$53,871,556

Construction & Engineering — 5.2%
Larsen & Toubro, Ltd.	487,303	$13,809,956

		$13,809,956

Construction Materials — 1.8%
Shree Cement, Ltd.	39,526	$4,732,480

		$4,732,480

Consumer Finance — 2.2%
Shriram Transport Finance Co., Ltd.	386,483	$5,790,557

		$5,790,557

Food Products — 0.2%
Nestle India, Ltd.	6,376	$522,690

		$522,690

Hotels, Restaurants & Leisure — 1.7%
Jubilant FoodWorks, Ltd.(1)	209,570	$4,566,024

		$4,566,024

Industrial Conglomerates — 1.1%
Aditya Birla Nuvo, Ltd.	123,279	$2,826,570

		$2,826,570

Security	Shares	Value

IT Services — 14.8%
HCL Technologies, Ltd.	468,364	$11,709,726
Infosys, Ltd.	176,573	9,524,046
Mphasis, Ltd.	482,741	3,412,376
Tata Consultancy Services, Ltd.	358,074	14,378,552

		$39,024,700

Life Sciences Tools & Services — 1.2%
Divi’s Laboratories, Ltd.	131,034	$3,192,846

		$3,192,846

Media — 2.0%
PVR, Ltd.	252,029	$2,807,993
Zee Entertainment Enterprises, Ltd.	527,720	2,569,430

		$5,377,423

Oil, Gas & Consumable Fuels — 4.2%
Bharat Petroleum Corp., Ltd.	586,670	$5,852,995
Oil & Natural Gas Corp., Ltd.	729,980	5,151,689

		$11,004,684

Personal Products — 1.9%
Colgate-Palmolive (India), Ltd.	176,820	$4,430,818
Emami, Ltd.	77,290	652,049

		$5,082,867

Pharmaceuticals — 9.1%
Cadila Healthcare, Ltd.	217,540	$3,821,962
Dr. Reddy’s Laboratories, Ltd.	103,650	4,516,916
Glenmark Pharmaceuticals, Ltd.	369,290	3,500,631
Lupin, Ltd.	428,644	7,483,667
Sun Pharmaceutical Industries, Ltd.	414,730	4,742,976

		$24,066,152

Real Estate Management & Development — 2.7%
Prestige Estates Projects, Ltd.	879,381	$3,349,415
Sobha Developers, Ltd.	472,474	3,907,858

		$7,257,273

Textiles, Apparel & Luxury Goods — 5.7%
Bata India, Ltd.	334,674	$7,196,729
Titan Co., Ltd.	1,345,223	7,892,584

		$15,089,313

16	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 8.4%
Housing Development Finance Corp., Ltd.	968,240	$15,896,252
LIC Housing Finance, Ltd.	1,155,140	6,294,071

		$22,190,323

Tobacco — 5.8%
ITC, Ltd.	2,831,789	$15,353,810

		$15,353,810

Total India (identified cost $166,417,908)		$255,559,186

Total Common Stocks (identified cost $166,417,908)		$255,559,186

Short-Term Investments — 0.6%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/14	$1,534	$1,533,717

Total Short-Term Investments (identified cost $1,533,717)		$1,533,717

Total Investments — 97.2% (identified cost $167,951,625)		$257,092,903

Other Assets, Less Liabilities — 2.8%		$7,271,668

Net Assets — 100.0%		$264,364,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

17	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investments, at value (identified cost, $167,951,625)	$257,092,903
Foreign currency, at value (identified cost, $6,076,852)	6,075,163
Dividends receivable	689,008
Receivable for investments sold	951,670
Receivable for foreign taxes	1,058,455
Total assets	$265,867,199

Liabilities
Payable for investments purchased	$1,179,572
Payable to affiliates:
Investment adviser fee	235,847
Trustees’ fees	2,563
Accrued expenses	84,646
Total liabilities	$1,502,628
Net Assets applicable to investors’ interest in Portfolio	$264,364,571

Sources of Net Assets
Investors’ capital	$175,564,823
Net unrealized appreciation	88,799,748
Total	$264,364,571

18	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends	$1,464,042
Interest	63
Total investment income	$1,464,105

Expenses
Investment adviser fee	$1,279,147
Trustees’ fees and expenses	4,869
Custodian fee	96,593
Legal and accounting services	36,663
Miscellaneous	3,798
Total expenses	$1,421,070

Net investment income	$43,035

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,891,065
Foreign currency transactions	141,461
Net realized gain	$3,032,526
Change in unrealized appreciation (depreciation) —
Investments	$53,659,680
Foreign currency	13,457
Net change in unrealized appreciation (depreciation)	$53,673,137

Net realized and unrealized gain	$56,705,663

Net increase in net assets from operations	$56,748,698

19	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$43,035	$1,613,443
Net realized gain (loss) from investment and foreign currency transactions	3,032,526	(4,573,601)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	53,673,137	(31,634,623)
Net increase (decrease) in net assets from operations	$56,748,698	$(34,594,781)
Capital transactions —
Contributions	$4,331,473	$3,929,264
Withdrawals	(27,884,101)	(99,663,840)
Net decrease in net assets from capital transactions	$(23,552,628)	$(95,734,576)

Net increase (decrease) in net assets	$33,196,070	$(130,329,357)

Net Assets
At beginning of period	$231,168,501	$361,497,858
At end of period	$264,364,571	$231,168,501

20	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2014

Supplementary Data

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.22	%(2)	1.31%	1.33%	1.27%	1.19%	1.22%
Net investment income (loss)	0.04	%(2)	0.58%	0.22%	0.15%	(0.04)%	0.09%
Portfolio Turnover	10	%(3)	42%	65%	49%	59%	63%

Total Return	26.82	%(3)	(9.52)%	29.53%	(38.37)%	21.75%	95.65%

Net assets, end of period (000’s omitted)	$264,365		$231,169	$361,498	$361,125	$835,428	$748,770

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2014, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2014, the Portfolio, for tax reporting in India, had accumulated losses of INR 1,119,107,096 that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gains taxes. These accumulated losses expire on March 31, 2020 (INR 1,028,962,786) and March 31, 2022 (INR 90,144,310).

22

Greater India Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed. The Portfolio’s India tax returns for the years ended March 31, 2009, 2011 and 2012 are currently under review by the Indian tax authorities.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million, 1.01% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the six months ended June 30, 2014, the investment adviser fee amounted to $1,279,147 or 1.10% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) a portion of its adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $22,335,219 and $51,925,184, respectively, for the six months ended June 30, 2014.

23

Greater India Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$168,407,001

Gross unrealized appreciation	$88,690,736
Gross unrealized depreciation	(4,834)

Net unrealized appreciation	$88,685,902

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Greater India Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

At June 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks	$—	$255,559,186	(1)(2)	$—	$255,559,186
Short-Term Investments	—	1,533,717		—	1,533,717

Total Investments	$—	$257,092,903		$—	$257,092,903

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance Greater India Fund

Greater India Portfolio

June 30, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Greater India Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	9,438,885	556,313
Cynthia E. Frost	9,498,161	497,037
George J. Gorman	9,455,384	539,814
Valerie A. Mosley	9,482,832	512,367
Harriett Tee Taggart	9,460,639	534,559

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Greater India Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	94%	6%
Cynthia E. Frost	95%	5%
George J. Gorman	95%	5%
Valerie A. Mosley	95%	5%
Harriett Tee Taggart	95%	5%

Results are rounded to the nearest whole number.

26

Eaton Vance

Greater India Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Greater India Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Greater India Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Greater India Fund (the “Fund”) invests, with Boston Management and Research (“Adviser”), an affiliate of Eaton Vance Management (“EVM”), and the sub-advisory agreement with BMO Global Asset Management (Asia) Limited (formerly, Lloyd George Management (Hong Kong) Limited) (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities may include supervising Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. The Board also took into account the resources dedicated to portfolio management and other services including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

28

Eaton Vance

Greater India Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2013 for the Fund. The Board noted that actions are being taken by the Adviser to improve Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

29

Eaton Vance

Greater India Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Greater India Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Greater India Portfolio

Christopher Darling

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Greater India Fund and Greater India Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

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Investment Adviser of Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Greater India Portfolio

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7693 06.30.14

Eaton Vance

Investment Grade Income Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Investment Grade Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	29

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Performance1,2

Portfolio Managers Thomas H. Luster, CFA and Bernard Scozzafava, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	4.02%	4.66%	5.23%	4.64%
Class A with 4.75% Maximum Sales Charge	—	—	–0.94	–0.32	4.22	4.14
Class I at NAV	03/21/2007	03/07/2000	4.15	4.92	5.48	4.77
Barclays U.S. Aggregate Bond Index	—	—	3.93%	4.37%	4.85%	4.93%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.03%	0.78%
Net					0.75	0.50

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class A is linked to Class I. Performance prior to the inception date of Class I is linked to the performance of Investment Grade Income Portfolio (the “Portfolio”) into which the Fund invests. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,040.20	$3.79	**	0.75%
Class I	$1,000.00	$1,041.50	$2.53	**	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	**	0.75%
Class I	$1,000.00	$1,022.30	$2.51	**	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investment in Investment Grade Income Portfolio, at value (identified cost, $70,870,630)	$71,658,846
Receivable for Fund shares sold	105,644
Receivable from affiliate	11,523
Total assets	$71,776,013

Liabilities
Payable for Fund shares redeemed	$197,509
Distributions payable	142,794
Payable to affiliates:
Distribution and service fees	6,425
Trustees’ fees	125
Accrued expenses	18,644
Total liabilities	$365,497
Net Assets	$71,410,516

Sources of Net Assets
Paid-in capital	$71,175,232
Accumulated net realized loss from Portfolio	(179,428)
Accumulated distributions in excess of net investment income	(373,504)
Net unrealized appreciation from Portfolio	788,216
Total	$71,410,516

Class A Shares
Net Assets	$30,690,111
Shares Outstanding	3,060,958
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.03
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.53

Class I Shares
Net Assets	$40,720,405
Shares Outstanding	4,066,149
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.01

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Interest allocated from Portfolio	$1,183,257
Dividends allocated from Portfolio	60,975
Securities lending income allocated from Portfolio, net	4,834
Expenses allocated from Portfolio	(200,053)
Total investment income from Portfolio	$1,049,013

Expenses
Distribution and service fees
Class A	$42,627
Trustees’ fees and expenses	250
Custodian fee	8,621
Transfer and dividend disbursing agent fees	35,850
Legal and accounting services	11,909
Printing and postage	15,387
Registration fees	14,908
Miscellaneous	4,463
Total expenses	$134,015
Deduct —
Allocation of expenses to affiliate	$91,788
Total expense reductions	$91,788

Net expenses	$42,227

Net investment income	$1,006,786

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$361,025
Net realized gain	$361,025
Change in unrealized appreciation (depreciation) —
Investments	$1,897,213
Net change in unrealized appreciation (depreciation)	$1,897,213

Net realized and unrealized gain	$2,258,238

Net increase in net assets from operations	$3,265,024

6	See Notes to Financial Statements.

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$1,006,786	$1,079,743
Net realized gain from investment transactions	361,025	406,186
Net change in unrealized appreciation (depreciation) from investments	1,897,213	(1,772,845)
Net increase (decrease) in net assets from operations	$3,265,024	$(286,916)
Distributions to shareholders —
From net investment income
Class A	$(558,162)	$(668,617)
Class I	(804,970)	(863,856)
From net realized gain
Class A	—	(206,694)
Class I	—	(272,089)
Total distributions to shareholders	$(1,363,132)	$(2,011,256)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,061,554	$35,716,372
Class I	7,051,736	39,206,787
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	286,968	672,077
Class I	163,099	518,534
Cost of shares redeemed
Class A	(12,418,161)	(14,999,430)
Class I	(13,919,520)	(12,375,180)
Net increase (decrease) in net assets from Fund share transactions	$(13,774,324)	$48,739,160

Net increase (decrease) in net assets	$(11,872,432)	$46,440,988

Net Assets
At beginning of period	$83,282,948	$36,841,960
At end of period	$71,410,516	$83,282,948

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(373,504)	$(17,158)

7	See Notes to Financial Statements.

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2009(1)
			2013	2012	2011	2010
Net asset value — Beginning of period	$9.800		$10.360	$10.470	$10.310	$10.080	$9.910

Income (Loss) From Operations
Net investment income(2)	$0.117		$0.220	$0.284	$0.315	$0.362	$0.395
Net realized and unrealized gain (loss)	0.274		(0.341)	0.217	0.376	0.365	0.187

Total income (loss) from operations	$0.391		$(0.121)	$0.501	$0.691	$0.727	$0.582

Less Distributions
From net investment income	$(0.161)		$(0.326)	$(0.382)	$(0.377)	$(0.380)	$(0.412)
From net realized gain	—		(0.113)	(0.229)	(0.154)	(0.117)	—

Total distributions	$(0.161)		$(0.439)	$(0.611)	$(0.531)	$(0.497)	$(0.412)

Net asset value — End of period	$10.030		$9.800	$10.360	$10.470	$10.310	$10.080

Total Return(3)	4.02	%(4)	(1.18)%	4.86%	6.84%	7.30%	6.02	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,690		$36,947	$16,550	$17,882	$15,622	$8,341
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.75	%(8)	0.75%	0.75%	0.93%	0.95%	0.95	%(8)
Net investment income	2.38	%(8)	2.19%	2.69%	3.01%	3.48%	4.01	%(8)
Portfolio Turnover of the Portfolio	41	%(4)	107%	113%	100%	91%	94	%(9)

(1)	For the period from the commencement of operations, January 5, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.23%, 0.28%, 0.33%, 0.21%, 0.31% and 1.07% of average daily net assets for the six months ended June 30, 2014, the years ended December 31, 2013, 2012, 2011 and 2010 and the period from the commencement of operations, January 5, 2009, to December 31, 2009, respectively). Absent these reimbursements, total return would be lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the Portfolio’s year ended December 31, 2009.

8	See Notes to Financial Statements.

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$9.780		$10.350	$10.460	$10.290	$10.080	$9.940

Income (Loss) From Operations
Net investment income(1)	$0.129		$0.248	$0.309	$0.341	$0.391	$0.419
Net realized and unrealized gain (loss)	0.275		(0.354)	0.218	0.386	0.345	0.157

Total income (loss) from operations	$0.404		$(0.106)	$0.527	$0.727	$0.736	$0.576

Less Distributions
From net investment income	$(0.174)		$(0.351)	$(0.408)	$(0.403)	$(0.409)	$(0.436)
From net realized gain	—		(0.113)	(0.229)	(0.154)	(0.117)	—

Total distributions	$(0.174)		$(0.464)	$(0.637)	$(0.557)	$(0.526)	$(0.436)

Net asset value — End of period	$10.010		$9.780	$10.350	$10.460	$10.290	$10.080

Total Return(2)	4.15	%(3)	(1.04)%	5.12%	7.22%	7.39%	5.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,720		$46,336	$20,292	$25,753	$31,337	$9,714
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	0.50	%(7)	0.50%	0.50%	0.69%	0.70%	0.70%
Net investment income	2.63	%(7)	2.47%	2.93%	3.27%	3.77%	4.21%
Portfolio Turnover of the Portfolio	41	%(3)	107%	113%	100%	91%	94%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.23%, 0.28%, 0.34%, 0.21%, 0.31% and 1.08% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively). Absent these reimbursements, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Investment Grade Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Investment Grade Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (41.2% at June 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2013, the Fund had a net capital loss of $28,101 attributable to security transactions incurred after October 31, 2013 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2014.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75% and 0.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2015. Pursuant to this agreement, EVM was allocated $91,788 of the Fund’s operating expenses for the six months ended June 30, 2014. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $780 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,376 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $42,627 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $6,270,727 and $21,554,281, respectively.

11

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	511,025	3,610,685
Issued to shareholders electing to receive payments of distributions in Fund shares	28,803	67,172
Redemptions	(1,250,906)	(1,503,082)

Net increase (decrease)	(711,078)	2,174,775

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	712,224	3,964,325
Issued to shareholders electing to receive payments of distributions in Fund shares	16,385	51,800
Redemptions	(1,398,371)	(1,240,956)

Net increase (decrease)	(669,762)	2,775,169

At June 30, 2014, accounts advised by EVM, pooled income funds (established and maintained by a public charity) managed by EVM and an EVM retirement plan owned approximately 61% of the value of the outstanding shares of the Fund.

12

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 42.4%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 1.0%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$521,606
Cargill, Inc., 4.10%, 11/1/42(1)	345	332,868
CNH Industrial Capital, LLC, 3.875%, 11/1/15	350	358,750
Lorillard Tobacco Co., 7.00%, 8/4/41	444	544,385

		$1,757,609

Automotive — 1.3%
Chrysler Group, LLC, 8.25%, 6/15/21	$820	$930,700
Ford Motor Co., 7.45%, 7/16/31	419	560,995
General Motors Co., 6.25%, 10/2/43(1)	660	759,000

		$2,250,695

Banks — 8.5%
Bank of America Corp., 3.30%, 1/11/23	$836	$823,875
Bank of America Corp., 5.65%, 5/1/18	727	824,484
Barclays Bank PLC, 5.00%, 9/22/16	380	413,226
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	636,143
Citigroup, Inc., 3.50%, 5/15/23	585	570,231
Citigroup, Inc., 3.875%, 10/25/23	59	60,515
Citigroup, Inc., 4.50%, 1/14/22	653	709,484
Citigroup, Inc., 6.625%, 6/15/32	155	186,797
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(1)(2)(3)	585	639,844
Discover Bank, 4.25%, 3/13/26	700	728,263
Fifth Third Bancorp, 4.30%, 1/16/24	540	563,533
First Niagara Financial Group, Inc., 7.25%, 12/15/21	323	372,651
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	167	193,464
KeyBank NA, 1.65%, 2/1/18	485	485,783
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	202,376
Morgan Stanley, 3.45%, 11/2/15	419	433,660
Morgan Stanley, 4.875%, 11/1/22	1,020	1,096,227
PNC Bank NA, 4.20%, 11/1/25	800	847,602
Rabobank Nederland, 4.625%, 12/1/23	600	635,030
Regions Financial Corp., 7.375%, 12/10/37	400	505,814
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	320	350,704
Societe Generale SA, 5.00%, 1/17/24(1)(3)	700	733,074
Standard Chartered PLC, 5.20%, 1/26/24(1)(3)	482	514,749
Turkiye Garanti Bankasi AS, 4.75%, 10/17/19(1)	500	506,250
Wachovia Bank NA, 6.00%, 11/15/17	420	481,488
Wells Fargo & Co., 3.45%, 2/13/23	564	561,979
Wells Fargo & Co., 4.10%, 6/3/26	364	368,856
Zions Bancorporation, 4.50%, 6/13/23	354	365,626

		$14,811,728

Security	Principal Amount (000’s omitted)	Value

Beverages — 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/1/22(1)	$600	$538,500
Coca-Cola FEMSA SAB de CV, 2.375%, 11/26/18	810	821,789

		$1,360,289

Broadcasting and Cable — 0.1%
Comcast Corp., 2.85%, 1/15/23(3)	$190	$188,813

		$188,813

Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$516,107

		$516,107

Chemicals — 0.6%
LyondellBasell Industries NV, 6.00%, 11/15/21	$192	$229,835
Mosaic Co., 4.25%, 11/15/23	350	369,989
Westlake Chemical Corp., 3.60%, 7/15/22	390	390,585

		$990,409

Commercial Services — 1.7%
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	$500	$476,875
Hillenbrand, Inc., 5.50%, 7/15/20	400	438,671
Verisk Analytics, Inc., 4.125%, 9/12/22	518	529,431
Waste Management, Inc., 7.375%, 3/11/19	769	940,520
Western Union Co. (The), 6.20%, 11/17/36	552	573,358

		$2,958,855

Communications Services — 1.6%
AT&T, Inc., 4.35%, 6/15/45	$270	$256,519
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/22(1)	600	601,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	420	448,350
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(1)(2)	400	424,400
Verizon Communications, Inc., 2.50%, 9/15/16	389	401,140
Verizon Communications, Inc., 5.15%, 9/15/23	286	320,484
Verizon Communications, Inc., 6.55%, 9/15/43	310	390,901

		$2,843,294

Computers — 0.9%
Hewlett-Packard Co., 3.75%, 12/1/20	$664	$694,904
Hewlett-Packard Co., 6.00%, 9/15/41	178	205,286
Seagate HDD Cayman, 3.75%, 11/15/18(1)	700	717,500

		$1,617,690

13	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services — 1.4%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$592	$613,357
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	136,875
JPMorgan Chase & Co., 5.625%, 8/16/43	160	181,237
KKR Group Finance Co. III LLC, 5.125%, 6/1/44(1)	340	345,650
Navient Corp., 5.50%, 1/25/23(3)	502	498,235
Navient Corp., 6.125%, 3/25/24	135	137,194
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(1)(2)(3)	500	518,750

		$2,431,298

Diversified Manufacturing — 0.6%
Joy Global, Inc., 5.125%, 10/15/21(3)	$502	$548,009
Tyco Electronics Group SA, 6.55%, 10/1/17	451	522,196

		$1,070,205

Electric Utilities — 3.3%
AES Gener SA, 5.25%, 8/15/21(1)	$525	$562,049
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	836	903,298
Enel Finance International NV, 6.00%, 10/7/39(1)	502	573,046
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	622,832
Florida Power & Light Co., 4.125%, 2/1/42	670	674,281
Georgia Power Co., 4.30%, 3/15/42	628	631,417
Iberdrola Finance Ireland, Ltd., 5.00%, 9/11/19(1)	300	337,882
ITC Holdings Corp., 4.05%, 7/1/23	310	322,374
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	600	612,380
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	490	502,077

		$5,741,636

Electrical and Electronic Equipment — 0.4%
Amphenol Corp., 4.00%, 2/1/22	$593	$611,321

		$611,321

Financial Services — 1.5%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$398	$412,344
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	670	699,365
Janus Capital Group, Inc., 6.70%, 6/15/17	437	494,922
Jefferies Group, LLC, 6.875%, 4/15/21	271	318,189
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(2)	600	596,236

		$2,521,056

Security	Principal Amount (000’s omitted)	Value

Foods — 0.8%
BRF SA, 4.75%, 5/22/24(1)	$500	$493,750
Delhaize Group SA, 5.70%, 10/1/40	836	893,415

		$1,387,165

Health Services — 0.4%
Hospira, Inc., 5.60%, 9/15/40	$205	$217,985
Tenet Healthcare Corp., 4.75%, 6/1/20	520	534,300

		$752,285

Home Construction — 1.1%
D.R. Horton, Inc., 3.75%, 3/1/19	$435	$438,263
D.R. Horton, Inc., 4.75%, 2/15/23	226	226,283
MDC Holdings, Inc., 5.625%, 2/1/20	380	414,200
MDC Holdings, Inc., 6.00%, 1/15/43	305	290,055
Toll Brothers Finance Corp., 4.375%, 4/15/23	565	557,937

		$1,926,738

Household & Personal Products — 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/21	$348	$358,742

		$358,742

Insurance — 2.2%
Aflac, Inc., 4.00%, 2/15/22	$260	$278,528
Aflac, Inc., 6.45%, 8/15/40	310	394,077
American International Group, Inc., 5.85%, 1/16/18	535	611,177
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/24	195	194,107
Genworth Financial, Inc., 7.625%, 9/24/21(3)	427	535,520
ING US, Inc., 2.90%, 2/15/18	502	520,581
Principal Financial Group, Inc., 6.05%, 10/15/36	185	225,039
Prudential Financial, Inc., 6.00%, 12/1/17	310	355,187
Willis Group Holdings PLC, 4.125%, 3/15/16	265	277,180
XLIT, Ltd., 5.75%, 10/1/21	444	518,286

		$3,909,682

Internet Software & Services — 0.3%
VeriSign, Inc., 4.625%, 5/1/23	$516	$512,336

		$512,336

Lodging and Gaming — 0.7%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18(1)	$675	$698,625
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	445	524,080

		$1,222,705

14	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Media — 1.3%
Interpublic Group of Cos., Inc. (The), 3.75%, 2/15/23	$600	$602,698
Nara Cable Funding, Ltd., 8.875%, 12/1/18(1)	500	536,250
NBCUniversal Media, LLC, 4.45%, 1/15/43	180	180,694
Nielsen Finance LLC, 5.00%, 4/15/22(1)	375	379,687
Time Warner Cable, Inc., 4.125%, 2/15/21	520	562,050

		$2,261,379

Medical Products — 0.1%
Mylan Inc., 3.125%, 1/15/23(1)	$200	$192,527

		$192,527

Mining — 1.3%
Alcoa, Inc., 5.95%, 2/1/37(3)	$550	$556,055
Barrick Gold Corp., 3.85%, 4/1/22	176	175,313
Barrick International Barbados Corp., 6.35%, 10/15/36(1)	400	421,295
Glencore Canada Corp., 6.20%, 6/15/35	175	189,753
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)	500	466,525
Southern Copper Corp., 5.25%, 11/8/42	520	480,314

		$2,289,255

Oil and Gas-Equipment and Services — 3.0%
Concho Resources, Inc., 5.50%, 10/1/22	$615	$664,969
Continental Resources, Inc., 7.125%, 4/1/21	600	680,250
Ecopetrol SA, 5.875%, 5/28/45	545	567,345
Petrobras International Finance Co., 5.75%, 1/20/20	401	429,591
Petroleos Mexicanos, 4.875%, 1/18/24(1)	465	499,875
Petroleos Mexicanos, 6.00%, 3/5/20	161	184,989
Petroleos Mexicanos, 6.50%, 6/2/41	177	206,648
Reliance Holding USA, Inc., 5.40%, 2/14/22(1)	500	540,482
Rowan Cos., Inc., 5.85%, 1/15/44	245	263,859
Rowan Cos., Inc., 7.875%, 8/1/19	451	551,306
Tesoro Corp., 5.125%, 4/1/24(3)	615	622,687

		$5,212,001

Pipelines — 0.9%
DCP Midstream Operating LP, 4.95%, 4/1/22	$586	$644,084
Energy Transfer Partners LP, 4.90%, 2/1/24	502	539,798
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22(1)	390	424,612

		$1,608,494

Real Estate Investment Trusts (REITs) — 1.8%
ARC Properties Operating Partnership LP/Clark Acquisition, LLC, 4.60%, 2/6/24(1)	$500	$513,450

Security	Principal Amount (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)
CubeSmart LP, 4.80%, 7/15/22	$502	$540,886
Essex Portfolio LP, 3.25%, 5/1/23	700	684,275
Host Hotels & Resorts LP, 4.75%, 3/1/23	510	544,288
Tanger Properties LP, 3.875%, 12/1/23	755	771,192

		$3,054,091

Retail-Specialty and Apparel — 1.7%
AutoNation, Inc., 5.50%, 2/1/20	$544	$601,800
AutoZone, Inc., 3.70%, 4/15/22	560	576,972
Gap, Inc. (The), 5.95%, 4/12/21	853	988,161
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	800	768,943

		$2,935,876

Software — 1.1%
Fiserv, Inc., 3.50%, 10/1/22	$527	$530,724
Microsoft Corp., 1.625%, 12/6/18	700	702,446
Oracle Corp., 4.50%, 7/8/44	620	619,696

		$1,852,866

Telecommunications — 1.5%
Axtel SAB de CV, 8.00%, 1/31/20(1)	$400	$411,000
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23(1)	229	235,744
Cogeco Cable, Inc., 4.875%, 5/1/20(1)	444	451,215
Nokia OYJ, 5.375%, 5/15/19(3)	510	552,075
Telecom Italia Capital SA, 7.721%, 6/4/38	345	399,338
Turk Telekomunikasyon AS, 3.75%, 6/19/19(1)	500	495,762

		$2,545,134

Total Corporate Bonds & Notes (identified cost $70,672,280)		$73,692,281

Agency Mortgage-Backed Securities — 22.1%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$957	$983,655
Gold Pool #C09032, 3.50%, 2/1/43	1,087	1,117,709
Gold Pool #G18176, 5.00%, 4/1/22	172	186,097
Pool #A97620, 4.50%, 3/1/41	766	828,992
Pool #C03517, 4.50%, 9/1/40	850	921,028
Pool #C09013, 3.00%, 9/1/42	1,044	1,031,412
Pool #C09023, 3.50%, 12/1/42	1,012	1,040,712

15	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Pool #E03124, 3.00%, 4/1/27	$1,743	$1,809,557
Pool #G04913, 5.00%, 3/1/38	1,887	2,090,391
Pool #G05958, 5.00%, 8/1/40	459	508,624
Pool #G06091, 5.50%, 5/1/40	450	502,418
Pool #G08348, 5.00%, 6/1/39	400	443,286
Pool #G08528, 3.00%, 4/1/43	1,885	1,860,421
Pool #G18309, 4.50%, 5/1/24	337	362,369
Pool #G18441, 2.50%, 8/1/27	295	300,380
Pool #Q00285, 4.50%, 4/1/41	1,235	1,335,890

		$15,322,941

Federal National Mortgage Association:
30-Year, 4.00%, TBA(4)	$2,000	$2,120,937
Pool #735415, 6.50%, 12/1/32	537	620,125
Pool #890397, 3.50%, 12/1/26	125	132,700
Pool #890427, 3.50%, 4/1/42	1,975	2,033,759
Pool #890516, 5.00%, 2/1/39	690	766,271
Pool #929009, 6.00%, 1/1/38	567	637,592
Pool #995203, 5.00%, 7/1/35	57	63,731
Pool #AB1776, 3.50%, 11/1/25	633	671,788
Pool #AB4827, 3.50%, 4/1/42	585	602,057
Pool #AB6633, 3.50%, 10/1/42	1,037	1,067,507
Pool #AC8540, 4.50%, 12/1/24	262	281,081
Pool #AE0949, 4.00%, 2/1/41	657	697,841
Pool #AE0971, 4.00%, 5/1/25	160	170,864
Pool #AE4680, 4.00%, 11/1/40	327	347,176
Pool #AE7535, 4.00%, 10/1/40	596	633,430
Pool #AE7758, 3.50%, 11/1/25	394	417,789
Pool #AE9757, 4.00%, 12/1/40	125	132,796
Pool #AH0944, 4.00%, 12/1/40	1,438	1,526,863
Pool #AH1559, 4.00%, 12/1/40	696	738,980
Pool #AH3804, 4.00%, 2/1/41	1,166	1,238,544
Pool #AH6827, 4.00%, 3/1/26	694	740,902
Pool #AH9055, 4.50%, 4/1/41	929	1,005,687
Pool #AK3264, 3.00%, 2/1/27	438	455,360
Pool #AK6759, 3.50%, 3/1/42	1,912	1,968,789
Pool #AO3759, 3.50%, 5/1/42	1,020	1,050,137
Pool #MA1003, 3.50%, 3/1/42	1,117	1,150,186
Pool #MA1060, 2.50%, 5/1/27	389	396,727
Pool #MA1438, 2.50%, 5/1/28	1,352	1,376,120

		$23,045,739

Government National Mortgage Association, Pool #781412, 6.50%, 2/15/17	$63	$65,905

		$65,905

Total Agency Mortgage-Backed Securities (identified cost $37,968,583)		$38,434,585

Commercial Mortgage-Backed Securities — 8.2%

Security	Principal Amount (000’s omitted)	Value

A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$227	$228,342
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(5)	44	47,602
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	130	139,933
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(5)	50	52,041
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	400	434,703
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	587	631,043
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	403,657
COMM, Series 2006-C7, Class AM, 5.97%, 6/10/46(5)	400	430,487
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	500	539,211
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	171,196
COMM, Series 2012-LC4, Class C, 5.823%, 12/10/44(5)	215	242,919
COMM, Series 2013-CR10, Class D, 4.956%, 8/10/46(1)(5)	115	111,677
COMM, Series 2013-CR11, Class C, 5.34%, 10/10/46(1)(5)	500	545,368
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	692,018
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	415	447,648
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	544	566,982
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(1)(5)	550	579,612
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	400	403,876
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	300	311,527
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	409	439,576
JPMCC, Series 2006-LDP7, Class A4, 6.057%, 4/15/45(5)	225	242,177
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	394	424,747
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	484	506,202
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	217,851
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	300	323,063
Motel 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	432,482
MSC, Series 2006-HQ8, Class A4, 5.598%, 3/12/44(5)	482	507,106
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	485	522,834
MSC, Series 2007-IQ15, Class A4, 6.105%, 6/11/49(5)	539	597,122
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	337	341,352
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	96	96,212
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	221	224,811
RIAL, Series 2013-LT2, Class A, 2.833%, 5/22/28(1)	67	67,330
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	300	324,264
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(5)	260	281,066
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	492	533,922
WFCM, Series 2010-C1, Class C, 5.771%, 11/15/43(1)(5)	500	568,921
WFCM, Series 2013-LC12, Class D, 4.439%, 7/15/46(1)(5)	550	510,376
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	80,000

Total Commercial Mortgage-Backed Securities (identified cost $13,905,754)		$14,221,256

16	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 6.8%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 0.6%
CNH, Series 2013-D, Class B, 1.75%, 4/15/21	$405	$405,592
CNH, Series 2014-A, Class B, 1.93%, 8/16/21	555	557,813

		$963,405

Automotive — 3.9%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$881,295
AESOP, Series 2014-1A, Class A, 2.46%, 7/20/20(1)	920	927,607
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(1)	265	266,300
AMCAR, Series 2013-5, Class B, 1.52%, 1/8/19	353	354,056
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	225	225,309
CRART, Series 2013-2, Class A2, 1.23%, 3/15/19	608	612,457
EFF, Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	500,551
FITAT, Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,522
FORDF, Series 2014-1, Class B, 1.40%, 2/15/19	740	739,773
FORDR, Series 2014-1, Class A, 2.26%, 11/15/25(1)	475	479,744
HAROT, Series 2014-2, Class A4, 1.18%, 5/18/20	570	570,303
SDART, Series 2013-5, Class B, 1.55%, 10/15/18	885	890,620

		$6,813,537

Lodging and Gaming — 0.3%
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(1)	$339	$341,528
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	169	170,611

		$512,139

Other ABS — 0.9%
GALC, Series 2014-1, Class A4, 1.47%, 8/15/20(1)	$455	$454,406
GEET, Series 2014-1, Class A4, 1.48%, 8/23/22	375	375,750
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(1)	350	350,373
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(1)	379	378,372

		$1,558,901

Single Family Home Rental — 1.1%
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(1)(6)	$550	$550,005
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(1)(6)	415	416,595
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(6)	350	349,929
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.752%, 6/17/31(1)(6)	610	616,333

		$1,932,862

Total Asset-Backed Securities (identified cost $11,699,886)		$11,780,844

Foreign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$539,580

Total Foreign Government Bonds (identified cost $511,102)		$539,580

U.S. Government Agency Bonds — 2.0%

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association, 0.875%, 8/28/17	$3,555	$3,532,155

Total U.S. Government Agency Bonds (identified cost $3,529,877)		$3,532,155

U.S. Treasury Obligations — 14.4%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.625%, 8/15/43	$745	$785,393
U.S. Treasury Bond, 3.875%, 8/15/40	395	437,463
U.S. Treasury Bond, 4.50%, 2/15/36	400	485,125
U.S. Treasury Bond, 5.375%, 2/15/31	210	275,477
U.S. Treasury Note, 2.00%, 4/30/16	7,115	7,325,256
U.S. Treasury Note, 2.625%, 8/15/20	1,420	1,477,632
U.S. Treasury Note, 3.375%, 11/15/19	2,070	2,249,266
U.S. Treasury Note, 3.50%, 2/15/18	2,100	2,274,890
U.S. Treasury Note, 4.00%, 2/15/15	4,305	4,410,102
U.S. Treasury Note, 4.625%, 2/15/17	4,850	5,345,418

Total U.S. Treasury Obligations (identified cost $24,842,073)		$25,066,022

Preferred Securities — 3.2%

Security	Shares	Value

Banks — 1.1%
GMAC Capital Trust I, 8.125% to 2/15/16(2)	20,000	$547,248
HSBC USA, Inc., 6.50%(3)	25,000	636,225
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(2)	400	389,086
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(2)	350	338,960

		$1,911,519

17	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Financial Services — 0.3%
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	2.00	$223,488
PPTT, 2006-A GS, Class A, 5.925%(1)(6)	1.30	224,417

		$447,905

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc., 5.90%	22,000	$571,173

		$571,173

Electric Utilities — 0.7%
Electricite de France SA, 5.25% to 1/29/23(1)(2)	300	$313,439
Entergy Arkansas, Inc., 4.75%	15,000	343,687
Entergy Arkansas, Inc., 4.90%(3)	10,900	255,632
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(3)	13,272	294,672

		$1,207,430

Insurance — 0.5%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(7)	2,000	$800,125

		$800,125

Real Estate Investment Trusts (REITs) — 0.3%
Ventas Realty LP/Ventas Capital Corp., 5.45%	21,998	$525,972

		$525,972

Total Preferred Securities (identified cost $6,602,784)		$5,464,124

Interest Rate Swaptions Purchased — 0.2%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.38%	Wells Fargo	6/4/15	$3,500	$40,001
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.82%	Wells Fargo	9/4/14	4,500	19,778
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.05%	Wells Fargo	10/23/14	5,000	18,980
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.12%	Citibank NA	6/4/15	17,000	318,835
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.20%	Citibank NA	9/29/14	6,000	6,258

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.21%	Citibank NA	8/7/14	$15,000	$360

Total Interest Rate Swaptions Purchased (identified cost $1,487,363)				$404,212

Short-Term Investments — 3.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.04%(8)(9)	$5,181	$5,180,608
Eaton Vance Cash Reserves Fund, LLC, 0.12%(9)	1,626	1,625,797

Total Short-Term Investments (identified cost $6,806,405)		$6,806,405

Total Investments — 103.5% (identified cost $178,026,107)		$179,941,464

Other Assets, Less Liabilities — (3.5)%		$(6,087,034)

Net Assets — 100.0%		$173,854,430

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

18	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

AESOP	–	Avis Budget Rental Car Funding LLC
AH4R	–	American Homes 4 Rent
AMCAR	–	AmeriCredit Automobile Receivables Trust
BACM	–	Banc of America Commercial Mortgage Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CAH	–	Colony American Homes
CARMX	–	CarMax Auto Owner Trust
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
CNH	–	CNH Equipment Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
CRART	–	California Republic Auto Receivables Trust
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DROT	–	Diamond Resorts Owner Trust
EFF	–	Enterprise Fleet Financing LLC
ESA	–	Extended Stay America Trust
FITAT	–	Fifth Third Auto Trust
FORDF	–	Ford Credit Floorplan Master Owner Trust
FORDR	–	Ford Credit Auto Owner Trust
GALC	–	Great America Leasing Receivables
GEET	–	GE Equipment Transportation LLC
GMACC	–	GMAC Commercial Mortgage Securities, Inc. Trust
HAROT	–	Honda Auto Receivables Owner Trust
HGVT	–	Hilton Grand Vacations Trust
HILT	–	Hilton USA Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
NCUA	–	National Credit Union Administration
PPTT	–	Preferred Pass-Through Trust
RIAL	–	Rialto Real Estate Fund LP
SDART	–	Santander Drive Auto Receivables Trust
SRFC	–	Sierra Receivables Funding Co., LLC
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $29,444,518 or 16.9% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at June 30, 2014.

(4)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2014.
(6)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2014.

(7)	Non-income producing security.

(8)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

19	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value including $5,077,544 of securities on loan (identified cost, $171,219,702)	$173,135,059
Affiliated investments, at value (identified cost, $6,806,405)	6,806,405
Cash	825
Interest and dividends receivable	1,303,940
Interest receivable from affiliated investment	203
Receivable for investments sold	615,789
Securities lending income receivable	1,651
Receivable from affiliate	6,122
Total assets	$181,869,994

Liabilities
Collateral for securities loaned	$5,180,608
Payable for investments purchased	619,696
Payable for forward purchase commitment	2,103,750
Payable to affiliates:
Investment adviser fee	67,000
Trustees’ fees	2,001
Accrued expenses	42,509
Total liabilities	$8,015,564
Net Assets applicable to investors’ interest in Portfolio	$173,854,430

Sources of Net Assets
Investors’ capital	$171,939,073
Net unrealized appreciation	1,915,357
Total	$173,854,430

20	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Interest	$2,680,049
Dividends	140,104
Securities lending income, net	10,991
Interest allocated from affiliated investment	1,549
Expenses allocated from affiliated investment	(192)
Total investment income	$2,832,501

Expenses
Investment adviser fee	$411,283
Trustees’ fees and expenses	4,840
Custodian fee	32,748
Legal and accounting services	25,341
Miscellaneous	2,705
Total expenses	$476,917
Deduct —
Allocation of expenses to affiliate	$23,387
Reduction of custodian fee	35
Total expense reductions	$23,422

Net expenses	$453,495

Net investment income	$2,379,006

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$788,535
Investment transactions allocated from affiliated investment	15
Net realized gain	$788,550
Change in unrealized appreciation (depreciation) —
Investments	$4,283,792
Net change in unrealized appreciation (depreciation)	$4,283,792

Net realized and unrealized gain	$5,072,342

Net increase in net assets from operations	$7,451,348

21	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$2,379,006	$3,086,797
Net realized gain from investment transactions	788,550	1,548,863
Net change in unrealized appreciation (depreciation) from investments	4,283,792	(5,481,323)
Net increase (decrease) in net assets from operations	$7,451,348	$(845,663)
Capital transactions —
Contributions	$21,347,313	$94,333,637
Withdrawals	(32,644,051)	(30,687,740)
Net increase (decrease) in net assets from capital transactions	$(11,296,738)	$63,645,897

Net increase (decrease) in net assets	$(3,845,390)	$62,800,234

Net Assets
At beginning of period	$177,699,820	$114,899,586
At end of period	$173,854,430	$177,699,820

22	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Supplementary Data

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2013		2012		2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)(3)	0.50	%(3)	0.50	%(3)	0.57%	0.57%	0.57%
Net investment income	2.62	%(2)	2.48%		2.93%		3.39%	3.87%	4.35%
Portfolio Turnover	41	%(4)	107%		113%		100%	91%	94%

Total Return	4.15	%(4)	(1.04)%		5.12%		7.34%	7.53%	5.99%

Net assets, end of period (000’s omitted)	$173,854		$177,700		$114,900		$129,707	$144,019	$129,527

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser subsidized certain operating expenses (equal to 0.03%, 0.07% and 0.07% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013 and 2012, respectively). Absent this subsidy, total return would have been lower.

(4)	Not annualized.

23	See Notes to Financial Statements.

Investment Grade Income Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2014, Eaton Vance Balanced Fund, Eaton Vance Investment Grade Income Fund and donor advised funds (established and maintained by a public charity) managed by Eaton Vance Management (EVM) held an interest of 40.8%, 41.2% and 18.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

24

Investment Grade Income Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2014, the Portfolio’s investment adviser fee amounted to $411,283 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $23,387 of the Portfolio’s operating expenses for the six months ended June 30, 2014. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

25

Investment Grade Income Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$41,794,510	$29,169,900
U.S. Government and Agency Securities	31,337,788	51,251,531

	$73,132,298	$80,421,431

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$178,748,027

Gross unrealized appreciation	$4,267,386
Gross unrealized depreciation	(3,073,949)

Net unrealized appreciation	$1,193,437

5  Financial Instruments

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

26

Investment Grade Income Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Interest rate swaptions purchased	$404,212	(1)	$—

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of June 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank NA	$325,453	$—	$—	$—	$325,453
Wells Fargo	78,759	—	—	—	78,759

	$404,212	$—	$—	$—	$404,212

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

Information with respect to securities on loan at June 30, 2014 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Interest rate swaptions purchased	$—	$(1,117,929	)(1)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amount of purchased interest rate swaptions outstanding during the six months ended June 30, 2014, which is indicative of the volume of this derivative type, was approximately $29,571,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must

27

Investment Grade Income Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2014 amounted to $985.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2014, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,077,544 and $5,180,608, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2014.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$73,692,281	$—	$73,692,281
Agency Mortgage-Backed Securities	—	38,434,585	—	38,434,585
Commercial Mortgage-Backed Securities	—	14,221,256	—	14,221,256
Asset-Backed Securities	—	11,780,844	—	11,780,844
Foreign Government Bonds	—	539,580	—	539,580
U.S. Government Agency Bonds	—	3,532,155	—	3,532,155
U.S. Treasury Obligations	—	25,066,022	—	25,066,022
Preferred Securities	1,162,197	4,301,927	—	5,464,124
Interest Rate Swaptions Purchased	—	404,212	—	404,212
Short-Term Investments	—	6,806,405	—	6,806,405

Total Investments	$1,162,197	$178,779,267	$—	$179,941,464

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Eaton Vance Investment Grade Income Fund

Investment Grade Income Portfolio

June 30, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Investment Grade Income Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	7,737,067	95,204
Cynthia E. Frost	7,737,067	95,204
George J. Gorman	7,737,067	95,204
Valerie A. Mosley	7,737,067	95,204
Harriett Tee Taggart	7,737,067	95,204

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Investment Grade Income Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	99%	1%
Cynthia E. Frost	99%	1%
George J. Gorman	99%	1%
Valerie A. Mosley	99%	1%
Harriett Tee Taggart	99%	1%

Results are rounded to the nearest whole number.

29

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Investment Grade Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Investment Grade Income Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

31

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

32

Eaton Vance

Investment Grade Income Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Investment Grade Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Investment Grade Income Portfolio

Thomas H. Luster

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Investment Grade Income Fund and Investment Grade Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser of Investment Grade Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754 6.30.14

Eaton Vance

Large-Cap Growth Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Large-Cap Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	25

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	7.17%	30.34%	16.72%	7.77%
Class A with 5.75% Maximum Sales Charge	—	—	0.99	22.85	15.36	7.13
Class C at NAV	09/09/2002	09/09/2002	6.77	29.37	15.83	6.95
Class C with 1% Maximum Sales Charge	—	—	5.77	28.37	15.83	6.95
Class I at NAV	05/03/2007	09/09/2002	7.34	30.69	17.01	7.95
Class R at NAV	08/03/2009	09/09/2002	7.07	30.05	16.45	7.64
Russell 1000 Growth Index	—	—	6.31%	26.92%	19.23%	8.19%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.35%	2.10%	1.10%	1.60%
Net			1.05	1.80	0.80	1.30

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	4.9%
Gilead Sciences, Inc.	3.0
Amazon.com, Inc.	2.7
Google, Inc., Class A	2.4
Google, Inc., Class C	2.4
QUALCOMM, Inc.	2.4
Facebook, Inc., Class A	2.3
Visa, Inc., Class A	2.1
Priceline Group, Inc. (The)	2.1
Schlumberger, Ltd.	2.0
Total	26.3%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,071.70	$6.42	**	1.25%
Class C	$1,000.00	$1,067.70	$10.25	**	2.00%
Class I	$1,000.00	$1,073.40	$5.14	**	1.00%
Class R	$1,000.00	$1,070.70	$7.70	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class C	$1,000.00	$1,014.90	$9.99	**	2.00%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%
Class R	$1,000.00	$1,017.40	$7.50	**	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investment in Large-Cap Growth Portfolio, at value (identified cost, $91,976,994)	$150,124,864
Receivable for Fund shares sold	259,133
Receivable from affiliate	7,000
Total assets	$150,390,997

Liabilities
Payable for Fund shares redeemed	$142,757
Payable to affiliates:
Administration fee	18,448
Distribution and service fees	43,395
Trustees’ fees	125
Accrued expenses	36,880
Total liabilities	$241,605
Net Assets	$150,149,392

Sources of Net Assets
Paid-in capital	$79,903,730
Accumulated net realized gain from Portfolio	12,217,061
Accumulated net investment loss	(119,269)
Net unrealized appreciation from Portfolio	58,147,870
Total	$150,149,392

Class A Shares
Net Assets	$86,001,067
Shares Outstanding	3,835,923
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.42
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$23.79

Class C Shares
Net Assets	$30,288,627
Shares Outstanding	1,499,052
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.21

Class I Shares
Net Assets	$31,456,671
Shares Outstanding	1,379,045
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.81

Class R Shares
Net Assets	$2,403,027
Shares Outstanding	108,647
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.12

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends allocated from Portfolio (net of foreign taxes, $7,699)	$872,973
Interest allocated from Portfolio	614
Expenses allocated from Portfolio	(527,303)
Total investment income from Portfolio	$346,284

Expenses
Administration fee	$109,964
Distribution and service fees
Class A	106,895
Class C	146,927
Class R	5,858
Trustees’ fees and expenses	250
Custodian fee	10,176
Transfer and dividend disbursing agent fees	78,925
Legal and accounting services	10,193
Printing and postage	21,818
Registration fees	22,953
Miscellaneous	8,366
Total expenses	$522,325
Deduct —
Allocation of expenses to affiliate	$56,772
Total expense reductions	$56,772

Net expenses	$465,553

Net investment loss	$(119,269)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$9,288,673
Foreign currency transactions	(2,663)
Net realized gain	$9,286,010
Change in unrealized appreciation (depreciation) —
Investments	$1,075,617
Foreign currency	(1,451)
Net change in unrealized appreciation (depreciation)	$1,074,166

Net realized and unrealized gain	$10,360,176

Net increase in net assets from operations	$10,240,907

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment loss	$(119,269)	$(30,806)
Net realized gain from investment and foreign currency transactions	9,286,010	23,406,462
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,074,166	20,107,200
Net increase in net assets from operations	$10,240,907	$43,482,856
Distributions to shareholders —
From net investment income
Class A	$—	$(2,108)
Class C	—	(656)
Class I	—	(704)
Class R	—	(48)
From net realized gain
Class A	—	(10,494,148)
Class C	—	(3,699,462)
Class I	—	(3,323,607)
Class R	—	(283,230)
Total distributions to shareholders	$—	$(17,803,963)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,364,884	$17,583,544
Class C	2,424,251	6,550,201
Class I	6,449,682	11,772,347
Class R	170,886	613,337
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	9,783,567
Class C	—	2,790,423
Class I	—	2,484,010
Class R	—	263,137
Cost of shares redeemed
Class A	(16,702,150)	(40,847,752)
Class C	(3,431,088)	(6,136,875)
Class I	(5,517,540)	(21,439,912)
Class R	(348,436)	(511,282)
Net decrease in net assets from Fund share transactions	$(9,589,511)	$(17,095,255)

Net increase in net assets	$651,396	$8,583,638

Net Assets
At beginning of period	$149,497,996	$140,914,358
At end of period	$150,149,392	$149,497,996

Accumulated net investment loss included in net assets
At end of period	$(119,269)	$—

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$20.920		$17.540	$15.730	$16.630	$14.550	$10.680

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.006)		$0.012	$0.002	$0.009	$0.019	$0.014
Net realized and unrealized gain (loss)	1.506		6.069	1.992	(0.909)	2.061	3.856

Total income (loss) from operations	$1.500		$6.081	$1.994	$(0.900)	$2.080	$3.870

Less Distributions
From net investment income	$—		$(0.001)	$—	$—	$—	$—
From net realized gain	—		(2.700)	(0.184)	—	—	—

Total distributions	$—		$(2.701)	$(0.184)	$—	$—	$—

Net asset value — End of period	$22.420		$20.920	$17.540	$15.730	$16.630	$14.550

Total Return(2)	7.17	%(3)	35.35%	12.66%	(5.41)%	14.30%	36.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,001		$89,426	$86,843	$99,259	$113,771	$85,281
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.25	%(7)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.06	)%(7)	0.06%	0.01%	0.05%	0.13%	0.12%
Portfolio Turnover of the Portfolio	19	%(3)	42%	40%	69%	59%	60%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator subsidized certain operating expenses (equal to 0.08%, 0.10%, 0.13%, 0.13%, 0.13% and 0.24% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively).

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$18.920		$16.190	$14.630	$15.590	$13.740	$10.160

Income (Loss) From Operations
Net investment loss(1)	$(0.077)		$(0.127)	$(0.118)	$(0.107)	$(0.089)	$(0.072)
Net realized and unrealized gain (loss)	1.367		5.558	1.862	(0.853)	1.939	3.652

Total income (loss) from operations	$1.290		$5.431	$1.744	$(0.960)	$1.850	$3.580

Less Distributions
From net investment income	$—		$(0.001)	$—	$—	$—	$—
From net realized gain	—		(2.700)	(0.184)	—	—	—

Total distributions	$—		$(2.701)	$(0.184)	$—	$—	$—

Net asset value — End of period	$20.210		$18.920	$16.190	$14.630	$15.590	$13.740

Total Return(2)	6.77	%(3)	34.27%	11.91%	(6.16)%	13.46%	35.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,289		$29,318	$22,422	$23,524	$27,905	$25,645
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	2.00	%(7)	2.00%	2.00%	2.00%	2.00%	2.00%
Net investment loss	(0.81	)%(7)	(0.68)%	(0.74)%	(0.70)%	(0.64)%	(0.62)%
Portfolio Turnover of the Portfolio	19	%(3)	42%	40%	69%	59%	60%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator subsidized certain operating expenses (equal to 0.08%, 0.10%, 0.13%, 0.13%, 0.13% and 0.24% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively).

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$21.250		$17.750	$15.910	$16.780	$14.640	$10.720

Income (Loss) From Operations
Net investment income(1)	$0.021		$0.063	$0.050	$0.051	$0.053	$0.056
Net realized and unrealized gain (loss)	1.539		6.138	2.012	(0.921)	2.087	3.864

Total income (loss) from operations	$1.560		$6.201	$2.062	$(0.870)	$2.140	$3.920

Less Distributions
From net investment income	$—		$(0.001)	$(0.038)	$—	$—	$—
From net realized gain	—		(2.700)	(0.184)	—	—	—

Total distributions	$—		$(2.701)	$(0.222)	$—	$—	$—

Net asset value — End of period	$22.810		$21.250	$17.750	$15.910	$16.780	$14.640

Total Return(2)	7.34	%(3)	35.61%	13.01%	(5.24)%	14.62%	36.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,457		$28,336	$29,920	$30,675	$27,560	$22,984
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)(6)	1.00	%(7)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.20	%(7)	0.31%	0.29%	0.31%	0.35%	0.43%
Portfolio Turnover of the Portfolio	19	%(3)	42%	40%	69%	59%	60%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The administrator subsidized certain operating expenses (equal to 0.08%, 0.10%, 0.13%, 0.13%, 0.13% and 0.24% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively).

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2009(1)
			2013	2012	2011	2010
Net asset value — Beginning of period	$20.660		$17.400	$15.640	$16.580	$14.530	$12.660

Income (Loss) From Operations
Net investment loss(2)	$(0.032)		$(0.037)	$(0.038)	$(0.029)	$(0.011)	$(0.008)
Net realized and unrealized gain (loss)	1.492		5.998	1.982	(0.911)	2.061	1.878

Total income (loss) from operations	$1.460		$5.961	$1.944	$(0.940)	$2.050	$1.870

Less Distributions
From net investment income	$—		$(0.001)	$—	$—	$—	$—
From net realized gain	—		(2.700)	(0.184)	—	—	—

Total distributions	$—		$(2.701)	$(0.184)	$—	$—	$—

Net asset value — End of period	$22.120		$20.660	$17.400	$15.640	$16.580	$14.530

Total Return(3)	7.07	%(4)	34.94%	12.42%	(5.67)%	14.11%	14.77	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,403		$2,417	$1,729	$1,378	$575	$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.50	%(8)	1.50%	1.50%	1.50%	1.50%	1.50	%(8)
Net investment loss	(0.31	)%(8)	(0.18)%	(0.22)%	(0.18)%	(0.08)%	(0.15	)%(8)
Portfolio Turnover of the Portfolio	19	%(4)	42%	40%	69%	59%	60	%(9)

(1)	For the period from the start of business, August 3, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator subsidized certain operating expenses (equal to 0.08%, 0.10%, 0.13%, 0.13%, 0.13% and 0.24% of average daily net assets for the six months ended June 30, 2014, the years ended December 31, 2013, 2012, 2011 and 2010, and the period ended December 31, 2009, respectively).

(8)	Annualized.

(9)	For the Portfolio’s fiscal year ended December 31, 2009.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (93.2% at June 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% (0.00% effective July 10, 2014) of the Fund’s average daily net assets. For the six months ended June 30, 2014, the administration fee amounted to $109,964. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00%, 1.00% and 1.50% (1.05%, 1.80%, 0.80% and 1.30% effective July 10, 2014) of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2015. Pursuant to this agreement, EVM was allocated $56,772 of the Fund’s operating expenses for the six months ended June 30, 2014. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $2,951 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,667 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $106,895 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $110,195 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $2,929 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2014 amounted to $36,732 and $2,929 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2014, the Fund was informed that EVD received approximately $700 and $500 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $5,524,118 and $15,876,044, respectively.

13

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	346,689	873,080
Issued to shareholders electing to receive payments of distributions in Fund shares	—	483,704
Redemptions	(786,402)	(2,031,855)

Net decrease	(439,713)	(675,071)

Class C	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	127,252	347,367
Issued to shareholders electing to receive payments of distributions in Fund shares	—	152,373
Redemptions	(177,858)	(335,351)

Net increase (decrease)	(50,606)	164,389

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	297,433	557,261
Issued to shareholders electing to receive payments of distributions in Fund shares	—	120,820
Redemptions	(251,612)	(1,030,644)

Net increase (decrease)	45,821	(352,563)

Class R	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	8,248	30,240
Issued to shareholders electing to receive payments of distributions in Fund shares	—	13,174
Redemptions	(16,621)	(25,782)

Net increase (decrease)	(8,373)	17,632

14

Large-Cap Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 100.1%

Security	Shares	Value

Aerospace & Defense — 2.9%
Boeing Co. (The)	18,444	$2,346,630
United Technologies Corp.	19,876	2,294,684

		$4,641,314

Auto Components — 1.0%
Dana Holding Corp.	67,560	$1,649,815

		$1,649,815

Banks — 3.7%
Citigroup, Inc.	24,687	$1,162,758
PNC Financial Services Group, Inc. (The)	14,672	1,306,541
Regions Financial Corp.	149,734	1,590,175
Wells Fargo & Co.	36,969	1,943,091

		$6,002,565

Beverages — 2.5%
Constellation Brands, Inc., Class A(1)	19,128	$1,685,751
PepsiCo, Inc.	26,650	2,380,911

		$4,066,662

Biotechnology — 8.6%
Amgen, Inc.	22,984	$2,720,616
Biogen Idec, Inc.(1)	8,529	2,689,279
Celgene Corp.(1)	33,421	2,870,196
Gilead Sciences, Inc.(1)	57,337	4,753,811
Vertex Pharmaceuticals, Inc.(1)	8,593	813,585

		$13,847,487

Building Products — 1.3%
Armstrong World Industries, Inc.(1)	36,115	$2,074,084

		$2,074,084

Capital Markets — 1.1%
Invesco, Ltd.	47,199	$1,781,762

		$1,781,762

Chemicals — 3.9%
Eastman Chemical Co.	11,869	$1,036,757
Ecolab, Inc.	21,988	2,448,144
Monsanto Co.	22,721	2,834,218

		$6,319,119

Security	Shares	Value

Communications Equipment — 3.6%
F5 Networks, Inc.(1)	17,040	$1,898,937
QUALCOMM, Inc.	48,319	3,826,865

		$5,725,802

Consumer Finance — 2.4%
American Express Co.	22,257	$2,111,521
Discover Financial Services	28,120	1,742,878

		$3,854,399

Electrical Equipment — 2.3%
Emerson Electric Co.	24,645	$1,635,442
Rockwell Automation, Inc.	16,555	2,072,024

		$3,707,466

Energy Equipment & Services — 2.9%
FMC Technologies, Inc.(1)	23,030	$1,406,442
Schlumberger, Ltd.	27,823	3,281,723

		$4,688,165

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	15,415	$1,775,192
Wal-Mart Stores, Inc.	14,201	1,066,069

		$2,841,261

Food Products — 2.2%
Hershey Co. (The)	16,272	$1,584,405
Mondelez International, Inc., Class A	50,987	1,917,621

		$3,502,026

Health Care Equipment & Supplies — 4.4%
Cooper Cos., Inc. (The)	8,232	$1,115,683
Covidien PLC	25,633	2,311,584
Medtronic, Inc.	28,420	1,812,059
Stryker Corp.	22,839	1,925,785

		$7,165,111

Health Care Technology — 0.6%
Cerner Corp.(1)	18,794	$969,395

		$969,395

Hotels, Restaurants & Leisure — 2.3%
Marriott International, Inc., Class A	36,422	$2,334,650
Starbucks Corp.	16,866	1,305,091

		$3,639,741

15	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products — 0.8%
Colgate-Palmolive Co.	19,816	$1,351,055

		$1,351,055

Industrial Conglomerates — 0.8%
3M Co.	8,900	$1,274,836

		$1,274,836

Internet & Catalog Retail — 4.8%
Amazon.com, Inc.(1)	13,617	$4,422,529
Priceline Group, Inc. (The)(1)	2,775	3,338,325

		$7,760,854

Internet Software & Services — 7.1%
Facebook, Inc., Class A(1)	55,685	$3,747,044
Google, Inc., Class A(1)	6,692	3,912,611
Google, Inc., Class C(1)	6,692	3,849,774

		$11,509,429

IT Services — 2.8%
Fiserv, Inc.(1)	18,706	$1,128,346
Visa, Inc., Class A	16,241	3,422,141

		$4,550,487

Leisure Products — 1.2%
Brunswick Corp.	45,402	$1,912,786

		$1,912,786

Machinery — 3.6%
Caterpillar, Inc.	19,688	$2,139,495
Donaldson Co., Inc.	38,380	1,624,242
Wabtec Corp.	23,714	1,958,539

		$5,722,276

Media — 2.8%
Comcast Corp., Class A	34,338	$1,843,264
Walt Disney Co. (The)	30,955	2,654,082

		$4,497,346

Oil, Gas & Consumable Fuels — 2.5%
Devon Energy Corp.	18,137	$1,440,078
EOG Resources, Inc.	9,169	1,071,489
Range Resources Corp.	17,301	1,504,322

		$4,015,889

Security	Shares	Value

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	22,128	$1,643,225

		$1,643,225

Pharmaceuticals — 2.0%
Perrigo Co. PLC	9,723	$1,417,224
Roche Holding AG ADR	49,496	1,846,201

		$3,263,425

Road & Rail — 1.0%
Union Pacific Corp.	15,384	$1,534,554

		$1,534,554

Semiconductors & Semiconductor Equipment — 4.5%
Avago Technologies, Ltd.	28,225	$2,034,176
Intel Corp.	40,320	1,245,888
NXP Semiconductors NV(1)	39,688	2,626,552
Teradyne, Inc.	71,327	1,398,009

		$7,304,625

Software — 5.0%
Microsoft Corp.	71,784	$2,993,393
Oracle Corp.	38,327	1,553,393
salesforce.com, inc.(1)	29,743	1,727,473
VMware, Inc., Class A(1)	17,997	1,742,290

		$8,016,549

Specialty Retail — 4.5%
AutoNation, Inc.(1)	28,291	$1,688,407
Home Depot, Inc. (The)	31,784	2,573,233
Restoration Hardware Holding, Inc.(1)	7,609	708,017
TJX Cos., Inc. (The)	43,056	2,288,426

		$7,258,083

Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	84,329	$7,836,694
EMC Corp.	107,212	2,823,964

		$10,660,658

Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	32,632	$2,530,612

		$2,530,612

Total Common Stocks (identified cost $96,970,351)		$161,282,863

16	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$384	$383,552

Total Short-Term Investments (identified cost $383,552)		$383,552

Total Investments — 100.4% (identified cost $97,353,903)		$161,666,415

Other Assets, Less Liabilities — (0.4)%		$(601,460)

Net Assets — 100.0%		$161,064,955

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

17	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value (identified cost, $96,970,351)	$161,282,863
Affiliated investment, at value (identified cost, $383,552)	383,552
Dividends receivable	78,530
Interest receivable from affiliated investment	26
Receivable for investments sold	3,140,451
Tax reclaims receivable	19,264
Total assets	$164,904,686

Liabilities
Payable for investments purchased	$3,722,900
Payable to affiliates:
Investment adviser fee	85,669
Trustees’ fees	1,813
Accrued expenses	29,349
Total liabilities	$3,839,731
Net Assets applicable to investors’ interest in Portfolio	$161,064,955

Sources of Net Assets
Investors’ capital	$96,749,832
Net unrealized appreciation	64,315,123
Total	$161,064,955

18	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends (net of foreign taxes, $8,234)	$933,597
Interest allocated from affiliated investment	657
Expenses allocated from affiliated investment	(109)
Total investment income	$934,145

Expenses
Investment adviser fee	$509,844
Trustees’ fees and expenses	3,821
Custodian fee	28,576
Legal and accounting services	17,539
Miscellaneous	4,076
Total expenses	$563,856

Net investment income	$370,289

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$10,022,276
Investment transactions allocated from affiliated investment	8
Foreign currency transactions	(2,848)
Net realized gain	$10,019,436
Change in unrealized appreciation (depreciation) —
Investments	$1,074,530
Foreign currency	(1,552)
Net change in unrealized appreciation (depreciation)	$1,072,978

Net realized and unrealized gain	$11,092,414

Net increase in net assets from operations	$11,462,703

19	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$370,289	$891,314
Net realized gain from investment and foreign currency transactions	10,019,436	25,388,763
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,072,978	21,403,683
Net increase in net assets from operations	$11,462,703	$47,683,760
Capital transactions —
Contributions	$6,733,951	$12,668,333
Withdrawals	(17,096,653)	(58,445,957)
Net decrease in net assets from capital transactions	$(10,362,702)	$(45,777,624)

Net increase in net assets	$1,100,001	$1,906,136

Net Assets
At beginning of period	$159,964,954	$158,058,818
At end of period	$161,064,955	$159,964,954

20	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2014

Supplementary Data

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.72	%(2)	0.73%	0.73%	0.72%	0.73%	0.75%
Net investment income	0.47	%(2)	0.58%	0.54%	0.58%	0.63%	0.63%
Portfolio Turnover	19	%(3)	42%	40%	69%	59%	60%

Total Return	7.45	%(3)	36.04%	13.25%	(4.91)%	14.89%	36.77%

Net assets, end of period (000’s omitted)	$161,065		$159,965	$158,059	$173,090	$203,565	$167,631

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Financial Statements.

Large-Cap Growth Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Large-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2014, Eaton Vance Large-Cap Growth Fund held an interest of 93.2% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

22

Large-Cap Growth Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2014, the Portfolio’s investment adviser fee amounted to $509,844 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $30,123,867 and $38,503,008, respectively, for the six months ended June 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$97,390,151

Gross unrealized appreciation	$64,589,785
Gross unrealized depreciation	(313,521)

Net unrealized appreciation	$64,276,264

23

Large-Cap Growth Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$161,282,863	*	$—	$—	$161,282,863
Short-Term Investments	—		383,552	—	383,552

Total Investments	$161,282,863		$383,552	$—	$161,666,415

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance Large-Cap Growth Fund

Large-Cap Growth Portfolio

June 30, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Large-Cap Growth Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	6,301,955	10,023
Cynthia E. Frost	6,308,222	3,756
George J. Gorman	6,301,955	10,023
Valerie A. Mosley	6,308,832	3,146
Harriett Tee Taggart	6,305,752	6,225

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Large-Cap Growth Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	100%	0%
Cynthia E. Frost	100%	0%
George J. Gorman	100%	0%
Valerie A. Mosley	100%	0%
Harriett Tee Taggart	100%	0%

Results are rounded to the nearest whole number.

25

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

27

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

28

Eaton Vance

Large-Cap Growth Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Large-Cap Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Large-Cap Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Growth Fund and Large-Cap Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7729 06.30.14

Eaton Vance

Large-Cap Value Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Large-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	27

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	8.09%	23.22%	15.62%	7.82%
Class A with 5.75% Maximum Sales Charge	—	—	1.87	16.13	14.27	7.18
Class C at NAV	11/04/1994	09/23/1931	7.74	22.29	14.77	7.03
Class C with 1% Maximum Sales Charge	—	—	6.74	21.29	14.77	7.03
Class I at NAV	12/28/2004	09/23/1931	8.25	23.51	15.92	8.07
Class R at NAV	02/18/2004	09/23/1931	8.02	22.95	15.34	7.57
Russell 1000 Value Index	—	—	8.28%	23.81%	19.22%	8.02%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
			0.99%	1.74%	0.74%	1.24%
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

ConocoPhillips	3.2%
Occidental Petroleum Corp.	3.0
Chevron Corp.	2.8
Citigroup, Inc.	2.8
JPMorgan Chase & Co.	2.7
Bank of America Corp.	2.6
Merck & Co., Inc.	2.5
CVS Caremark Corp.	2.4
Pfizer, Inc.	2.3
NextEra Energy, Inc.	2.2

Total	26.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Michael R. Mach, CFA (lead portfolio manager) retired from the Eaton Vance organization on June 30, 2014 and, as of such date, the Portfolio is managed by Edward J. Perkin, CFA (lead portfolio manager) and
John D. Crowley.

3

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,080.90	$5.21	1.01%
Class C	$1,000.00	$1,077.40	$9.07	1.76%
Class I	$1,000.00	$1,082.50	$3.92	0.76%
Class R	$1,000.00	$1,080.20	$6.50	1.26%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.06	1.01%
Class C	$1,000.00	$1,016.10	$8.80	1.76%
Class I	$1,000.00	$1,021.00	$3.81	0.76%
Class R	$1,000.00	$1,018.50	$6.31	1.26%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investment in Large-Cap Value Portfolio, at value (identified cost, $3,849,563,336)	$5,403,571,751
Receivable for Fund shares sold	3,512,657
Total assets	$5,407,084,408

Liabilities
Payable for Fund shares redeemed	$21,814,422
Payable to affiliates:
Distribution and service fees	965,920
Trustees’ fees	125
Accrued expenses	1,216,786
Total liabilities	$23,997,253
Net Assets	$5,383,087,155

Sources of Net Assets
Paid-in capital	$2,736,557,699
Accumulated net realized gain from Portfolio	1,086,955,650
Accumulated undistributed net investment income	5,565,391
Net unrealized appreciation from Portfolio	1,554,008,415
Total	$5,383,087,155

Class A Shares
Net Assets	$2,438,611,387
Shares Outstanding	94,943,180
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.68
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$27.25

Class C Shares
Net Assets	$450,397,333
Shares Outstanding	17,528,100
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$25.70

Class I Shares
Net Assets	$2,334,502,923
Shares Outstanding	90,660,564
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.75

Class R Shares
Net Assets	$159,575,512
Shares Outstanding	6,222,325
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.65

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends allocated from Portfolio (net of foreign taxes, $1,145,087)	$67,549,123
Interest allocated from Portfolio	45,078
Securities lending income allocated from Portfolio, net	221,630
Expenses allocated from Portfolio	(18,235,357)
Total investment income from Portfolio	$49,580,474

Expenses
Distribution and service fees
Class A	$3,234,992
Class C	2,207,903
Class R	392,338
Trustees’ fees and expenses	250
Custodian fee	31,207
Transfer and dividend disbursing agent fees	2,949,068
Legal and accounting services	50,759
Printing and postage	389,809
Registration fees	54,376
Miscellaneous	24,227
Total expenses	$9,334,929

Net investment income	$40,245,545

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$810,025,419
Foreign currency transactions	(95,663)
Net realized gain	$809,929,756
Change in unrealized appreciation (depreciation) —
Investments	$(411,047,234)
Foreign currency	69,703
Net change in unrealized appreciation (depreciation)	$(410,977,531)

Net realized and unrealized gain	$398,952,225

Net increase in net assets from operations	$439,197,770

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$40,245,545	$92,654,990
Net realized gain from investment and foreign currency transactions	809,929,756	1,418,654,798
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(410,977,531)	357,987,729
Net increase in net assets from operations	$439,197,770	$1,869,297,517
Distributions to shareholders —
From net investment income
Class A	$(16,525,158)	$(37,710,750)
Class B	—	(218,139)
Class C	(1,244,767)	(1,952,905)
Class I	(19,309,801)	(50,073,970)
Class R	(835,479)	(1,705,473)
From net realized gain
Class A	—	(117,638,814)
Class C	—	(18,238,393)
Class I	—	(132,041,967)
Class R	—	(6,825,173)
Total distributions to shareholders	$(37,915,205)	$(366,405,584)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$96,329,008	$362,144,303
Class B	—	1,537,239
Class C	10,461,310	33,071,306
Class I	238,651,115	788,352,060
Class R	10,998,503	27,796,037
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	15,609,945	147,400,300
Class B	—	180,629
Class C	937,518	15,139,905
Class I	15,522,931	135,812,282
Class R	794,726	8,081,040
Cost of shares redeemed
Class A	(763,524,425)	(1,658,027,620)
Class B	—	(6,178,362)
Class C	(47,583,045)	(102,975,331)
Class I	(992,120,731)	(1,912,528,275)
Class R	(25,723,695)	(92,443,985)
Net asset value of shares exchanged
Class A	—	5,666,068
Class B	—	(5,666,068)
Net asset value of shares merged*
Class A	—	51,385,823
Class B	—	(51,385,823)
Contingent deferred sales charges
Class B	—	320
Net decrease in net assets from Fund share transactions	$(1,439,646,840)	$(2,252,638,152)

Net decrease in net assets	$(1,038,364,275)	$(749,746,219)

Net Assets
At beginning of period	$6,421,451,430	$7,171,197,649
At end of period	$5,383,087,155	$6,421,451,430

Accumulated undistributed net investment income included in net assets
At end of period	$5,565,391	$3,235,051

*	At the close of business on June 21, 2013, Class B shares were merged into Class A shares.

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$23.910		$19.500	$17.130	$18.220	$16.740	$14.540

Income (Loss) From Operations
Net investment income(1)	$0.163		$0.267	$0.289	$0.259	$0.187	$0.216
Net realized and unrealized gain (loss)	1.767		5.402	2.399	(1.076)	1.478	2.207

Total income (loss) from operations	$1.930		$5.669	$2.688	$(0.817)	$1.665	$2.423

Less Distributions
From net investment income	$(0.160)		$(0.266)	$(0.318)	$(0.273)	$(0.185)	$(0.223)
From net realized gain	—		(0.993)	—	—	—	—

Total distributions	$(0.160)		$(1.259)	$(0.318)	$(0.273)	$(0.185)	$(0.223)

Net asset value — End of period	$25.680		$23.910	$19.500	$17.130	$18.220	$16.740

Total Return(2)	8.09	%(3)	29.34%	15.77%	(4.48)%	10.05%	17.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,438,611		$2,912,022	$3,327,753	$6,521,082	$9,185,081	$9,470,973
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.01	%(6)	0.99%	0.99%	0.98%	0.98%	1.03%
Net investment income	1.35	%(6)	1.20%	1.56%	1.45%	1.11%	1.49%
Portfolio Turnover of the Portfolio	25	%(3)	49%	31%	41%	31%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$23.920		$19.510	$17.130	$18.220	$16.740	$14.540

Income (Loss) From Operations
Net investment income(1)	$0.072		$0.100	$0.156	$0.125	$0.061	$0.111
Net realized and unrealized gain (loss)	1.777		5.401	2.400	(1.079)	1.477	2.203

Total income (loss) from operations	$1.849		$5.501	$2.556	$(0.954)	$1.538	$2.314

Less Distributions
From net investment income	$(0.069)		$(0.098)	$(0.176)	$(0.136)	$(0.058)	$(0.114)
From net realized gain	—		(0.993)	—	—	—	—

Total distributions	$(0.069)		$(1.091)	$(0.176)	$(0.136)	$(0.058)	$(0.114)

Net asset value — End of period	$25.700		$23.920	$19.510	$17.130	$18.220	$16.740

Total Return(2)	7.74	%(3)	28.37%	14.96%	(5.23)%	9.22%	16.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$450,397		$454,829	$420,095	$497,372	$735,496	$749,389
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.76	%(6)	1.74%	1.74%	1.73%	1.73%	1.78%
Net investment income	0.60	%(6)	0.45%	0.83%	0.70%	0.36%	0.77%
Portfolio Turnover of the Portfolio	25	%(3)	49%	31%	41%	31%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$23.970		$19.550	$17.170	$18.270	$16.780	$14.580

Income (Loss) From Operations
Net investment income(1)	$0.195		$0.326	$0.340	$0.305	$0.232	$0.251
Net realized and unrealized gain (loss)	1.776		5.411	2.408	(1.086)	1.486	2.208

Total income (loss) from operations	$1.971		$5.737	$2.748	$(0.781)	$1.718	$2.459

Less Distributions
From net investment income	$(0.191)		$(0.324)	$(0.368)	$(0.319)	$(0.228)	$(0.259)
From net realized gain	—		(0.993)	—	—	—	—

Total distributions	$(0.191)		$(1.317)	$(0.368)	$(0.319)	$(0.228)	$(0.259)

Net asset value — End of period	$25.750		$23.970	$19.550	$17.170	$18.270	$16.780

Total Return(2)	8.25	%(3)	29.65%	16.10%	(4.27)%	10.36%	17.26%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,334,503		$2,892,359	$3,186,538	$4,757,063	$6,947,018	$5,482,122
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.76	%(6)	0.74%	0.74%	0.73%	0.73%	0.78%
Net investment income	1.61	%(6)	1.46%	1.82%	1.70%	1.37%	1.70%
Portfolio Turnover of the Portfolio	25	%(3)	49%	31%	41%	31%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$23.870		$19.470	$17.100	$18.190	$16.720	$14.530

Income (Loss) From Operations
Net investment income(1)	$0.133		$0.212	$0.245	$0.216	$0.147	$0.180
Net realized and unrealized gain (loss)	1.777		5.391	2.395	(1.078)	1.467	2.198

Total income (loss) from operations	$1.910		$5.603	$2.640	$(0.862)	$1.614	$2.378

Less Distributions
From net investment income	$(0.130)		$(0.210)	$(0.270)	$(0.228)	$(0.144)	$(0.188)
From net realized gain	—		(0.993)	—	—	—	—

Total distributions	$(0.130)		$(1.203)	$(0.270)	$(0.228)	$(0.144)	$(0.188)

Net asset value — End of period	$25.650		$23.870	$19.470	$17.100	$18.190	$16.720

Total Return(2)	8.02	%(3)	29.01%	15.51%	(4.73)%	9.73%	16.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$159,576		$162,242	$181,565	$278,225	$359,681	$315,491
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.26	%(6)	1.24%	1.24%	1.23%	1.23%	1.28%
Net investment income	1.10	%(6)	0.95%	1.32%	1.21%	0.87%	1.24%
Portfolio Turnover of the Portfolio	25	%(3)	49%	31%	41%	31%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. As of June 30, 2014, the Fund offered four classes of shares. Effective July 1, 2014, the Fund began offering Class R6 shares, which are sold at net asset value and are not subject to a sales charge. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $35,223 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $31,865 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $3,234,992 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $1,655,927 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $196,169 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2014 amounted to $551,976 and $196,169 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2014, the Fund was informed that EVD received approximately $9,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.

13

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $19,630,443 and $1,548,826,720, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	3,976,851	16,431,697
Issued to shareholders electing to receive payments of distributions in Fund shares	627,595	6,385,285
Redemptions	(31,467,776)	(74,282,387)
Merger from Class B shares	—	2,362,729
Exchange from Class B shares	—	263,543

Net decrease	(26,863,330)	(48,839,133)

Class B		Year Ended December 31, 2013(1)

Sales		74,021
Issued to shareholders electing to receive payments of distributions in Fund shares		8,295
Redemptions		(288,848)
Merger to Class A shares		(2,360,541)
Exchange to Class A shares		(263,395)

Net decrease		(2,830,468)

Class C	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	429,170	1,483,914
Issued to shareholders electing to receive payments of distributions in Fund shares	37,631	650,785
Redemptions	(1,954,243)	(4,649,757)

Net decrease	(1,487,442)	(2,515,058)

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	9,783,581	36,090,679
Issued to shareholders electing to receive payments of distributions in Fund shares	622,830	5,883,849
Redemptions	(40,424,343)	(84,298,106)

Net decrease	(30,017,932)	(42,323,578)

14

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	452,551	1,259,601
Issued to shareholders electing to receive payments of distributions in Fund shares	31,956	349,785
Redemptions	(1,058,638)	(4,136,384)

Net decrease	(574,131)	(2,526,998)

(1)	At the close of business on June 21, 2013, Class B shares were merged into Class A shares.

15

Large-Cap Value Portfolio

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value

Aerospace & Defense — 3.7%
Boeing Co. (The)	710,442	$90,389,536
Honeywell International, Inc.	513,984	47,774,813
United Technologies Corp.	523,330	60,418,448

		$198,582,797

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.(1)	1,318,626	$84,115,153

		$84,115,153

Automobiles — 0.9%
Volkswagen AG, PFC Shares	183,415	$48,039,442

		$48,039,442

Banks — 12.5%
Bank of America Corp.	9,018,097	$138,608,151
Citigroup, Inc.	3,168,016	149,213,554
JPMorgan Chase & Co.	2,569,924	148,079,021
PNC Financial Services Group, Inc. (The)	995,262	88,628,081
Regions Financial Corp.(1)	7,429,418	78,900,419
SunTrust Banks, Inc.	1,752,222	70,194,013

		$673,623,239

Biotechnology — 0.7%
Gilead Sciences, Inc.(1)(2)	475,809	$39,449,324

		$39,449,324

Capital Markets — 5.0%
Blackstone Group LP (The)	2,196,118	$73,438,186
Invesco, Ltd.	2,406,384	90,840,996
Morgan Stanley	3,233,432	104,536,856

		$268,816,038

Chemicals — 1.2%
LyondellBasell Industries NV, Class A	654,265	$63,888,977

		$63,888,977

Communications Equipment — 2.9%
QUALCOMM, Inc.	957,881	$75,864,175
Telefonaktiebolaget LM Ericsson, Class B	6,534,381	78,940,192

		$154,804,367

Security	Shares	Value

Consumer Finance — 3.0%
American Express Co.	560,711	$53,194,653
Discover Financial Services	1,758,572	108,996,292

		$162,190,945

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	2,018,558	$98,768,043

		$98,768,043

Electric Utilities — 2.2%
NextEra Energy, Inc.	1,144,784	$117,317,464

		$117,317,464

Electrical Equipment — 1.8%
Eaton Corp. PLC(1)	630,800	$48,685,144
Emerson Electric Co.	775,650	51,472,134

		$100,157,278

Electronic Equipment, Instruments & Components — 1.7%
Corning, Inc.	4,135,242	$90,768,562

		$90,768,562

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	1,752,222	$132,064,972

		$132,064,972

Food Products — 1.1%
Nestle SA	764,228	$59,217,663

		$59,217,663

Health Care Equipment & Supplies — 1.9%
Covidien PLC	521,241	$47,005,514
Stryker Corp.(1)	682,198	57,522,935

		$104,528,449

Household Durables — 0.9%
Mohawk Industries, Inc.(2)	359,789	$49,773,210

		$49,773,210

Insurance — 4.2%
ACE, Ltd.	574,729	$59,599,397
Allstate Corp. (The)	1,027,970	60,362,398
MetLife, Inc.	1,892,399	105,141,689

		$225,103,484

16	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services — 0.9%
Google, Inc., Class C(2)	88,609	$50,974,986

		$50,974,986

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	817,313	$96,442,934

		$96,442,934

Machinery — 1.7%
Caterpillar, Inc.(1)	858,656	$93,310,148

		$93,310,148

Media — 3.4%
Comcast Corp., Class A	1,308,325	$70,230,886
Walt Disney Co. (The)	1,355,051	116,182,073

		$186,412,959

Multi-Utilities — 2.0%
Sempra Energy	1,027,970	$107,638,739

		$107,638,739

Multiline Retail — 0.6%
Dollar General Corp.(2)	523,329	$30,018,151

		$30,018,151

Oil, Gas & Consumable Fuels — 16.9%
Anadarko Petroleum Corp.	784,996	$85,933,512
Chevron Corp.(1)	1,177,492	153,721,581
ConocoPhillips	2,018,559	173,051,063
Devon Energy Corp.	1,060,678	84,217,833
Exxon Mobil Corp.	1,150,106	115,792,672
Marathon Oil Corp.	1,874,409	74,826,408
Occidental Petroleum Corp.	1,580,959	162,253,822
Phillips 66	784,996	63,137,228

		$912,934,119

Pharmaceuticals — 9.3%
Merck & Co., Inc.	2,349,954	$135,944,839
Pfizer, Inc.	4,252,057	126,201,052
Roche Holding AG PC	365,397	108,872,522
Sanofi	625,714	66,506,820
Shire PLC ADR	288,602	67,962,885

		$505,488,118

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 2.6%
Public Storage, Inc.	359,789	$61,649,845
Simon Property Group, Inc.	467,259	77,695,827

		$139,345,672

Road & Rail — 0.8%
Union Pacific Corp.	415,574	$41,453,507

		$41,453,507

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.(1)	2,055,940	$63,528,546

		$63,528,546

Software — 1.5%
Microsoft Corp.	1,928,250	$80,408,025

		$80,408,025

Specialty Retail — 1.9%
Home Depot, Inc. (The)	688,119	$55,710,114
TJX Cos., Inc. (The)	934,695	49,679,039

		$105,389,153

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	594,408	$55,238,335

		$55,238,335

Tobacco — 1.0%
Reynolds American, Inc.	855,084	$51,604,319

		$51,604,319

Total Common Stocks (identified cost $3,633,705,348)		$5,191,397,118

17	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.04%(3)(4)	$35,572	$35,571,838
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	228,943	228,943,213

Total Short-Term Investments (identified cost $264,515,051)		$264,515,051

Total Investments — 101.0% (identified cost $3,898,220,399)		$5,455,912,169

Other Assets, Less Liabilities — (1.0)%		$(52,340,353)

Net Assets — 100.0%		$5,403,571,816

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	All or a portion of this security was on loan at June 30, 2014.

(2)	Non-income producing security.

(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

18	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value including $34,773,506 of securities on loan (identified cost, $3,633,705,348)	$5,191,397,118
Affiliated investments, at value (identified cost, $264,515,051)	264,515,051
Dividends receivable	4,940,209
Interest receivable from affiliated investment	19,246
Receivable for investments sold	24,426,235
Securities lending income receivable	30,655
Tax reclaims receivable	10,959,639
Total assets	$5,496,288,153

Liabilities
Collateral for securities loaned	$35,571,838
Payable for investments purchased	54,116,413
Payable to affiliates:
Investment adviser fee	2,750,997
Trustees’ fees	17,000
Accrued expenses	260,089
Total liabilities	$92,716,337
Net Assets applicable to investors’ interest in Portfolio	$5,403,571,816

Sources of Net Assets
Investors’ capital	$3,844,749,129
Net unrealized appreciation	1,558,822,687
Total	$5,403,571,816

19	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends (net of foreign taxes, $1,147,130)	$67,655,228
Securities lending income, net	222,043
Interest allocated from affiliated investment	45,114
Expenses allocated from affiliated investment	(6,310)
Total investment income	$67,916,075

Expenses
Investment adviser fee	$17,606,193
Trustees’ fees and expenses	34,000
Custodian fee	470,034
Legal and accounting services	56,299
Miscellaneous	88,981
Total expenses	$18,255,507
Deduct —
Reduction of custodian fee	$63
Total expense reductions	$63

Net expenses	$18,255,444

Net investment income	$49,660,631

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$810,897,774
Investment transactions allocated from affiliated investment	174
Foreign currency transactions	(95,769)
Net realized gain	$810,802,179
Change in unrealized appreciation (depreciation) —
Investments	$(411,505,997)
Foreign currency	69,564
Net change in unrealized appreciation (depreciation)	$(411,436,433)

Net realized and unrealized gain	$399,365,746

Net increase in net assets from operations	$449,026,377

20	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$49,660,631	$114,975,433
Net realized gain from investment and foreign currency transactions	810,802,179	1,420,808,535
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(411,436,433)	358,551,534
Net increase in net assets from operations	$449,026,377	$1,894,335,502
Capital transactions —
Contributions	$20,500,112	$144,501,823
Withdrawals	(1,560,300,152)	(2,759,310,194)
Net decrease in net assets from capital transactions	$(1,539,800,040)	$(2,614,808,371)

Net decrease in net assets	$(1,090,773,663)	$(720,472,869)

Net Assets
At beginning of period	$6,494,345,479	$7,214,818,348
At end of period	$5,403,571,816	$6,494,345,479

21	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2014

Supplementary Data

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.63	%(2)	0.62%	0.61%	0.60%	0.59%	0.60%
Net investment income	1.72	%(2)	1.57%	1.93%	1.84%	1.50%	1.91%
Portfolio Turnover	25	%(3)	49%	31%	41%	31%	56%

Total Return	8.30	%(3)	29.81%	16.20%	(4.11)%	10.48%	17.51%

Net assets, end of period (000’s omitted)	$5,403,572		$6,494,345	$7,214,818	$12,227,704	$17,265,277	$16,040,582

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2014, Eaton Vance Large-Cap Value Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

23

Large-Cap Value Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion, 0.575% on net assets of $5 billion but less than $10 billion, 0.555% on net assets of $10 billion but less than $15 billion, 0.54% on net assets of $15 billion but less than $20 billion and at reduced rates on daily net assets of $20 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2014, the Portfolio’s investment adviser fee amounted to $17,606,193 or 0.61% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,434,180,476 and $3,085,783,670, respectively, for the six months ended June 30, 2014.

24

Large-Cap Value Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,930,665,607

Gross unrealized appreciation	$1,542,364,721
Gross unrealized depreciation	(17,118,159)

Net unrealized appreciation	$1,525,246,562

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2014 amounted to $7,908.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2014, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $34,773,506 and $35,571,838, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at June 30, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Large-Cap Value Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

At June 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$371,593,473	$48,039,442		$—	$419,632,915
Consumer Staples	183,669,291	59,217,663		—	242,886,954
Energy	912,934,119	—		—	912,934,119
Financials	1,469,079,378	—		—	1,469,079,378
Health Care	570,529,483	175,379,342		—	745,908,825
Industrials	517,618,883	—		—	517,618,883
Information Technology	416,782,629	78,940,192		—	495,722,821
Materials	63,888,977	—		—	63,888,977
Telecommunication Services	98,768,043	—		—	98,768,043
Utilities	224,956,203	—		—	224,956,203

Total Common Stocks	$4,829,820,479	$361,576,639	*	$—	$5,191,397,118

Short-Term Investments	$—	$264,515,051		$—	$264,515,051

Total Investments	$4,829,820,479	$626,091,690		$—	$5,455,912,169

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance Large-Cap Value Fund

Large-Cap Value Portfolio

June 30, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Large-Cap Value Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	161,611,311	2,077,384
Cynthia E. Frost	161,754,357	1,934,338
George J. Gorman	161,584,779	2,103,916
Valerie A. Mosley	161,780,939	1,907,757
Harriett Tee Taggart	161,530,815	2,157,880

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Large-Cap Value Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	99%	1%
Cynthia E. Frost	99%	1%
George J. Gorman	99%	1%
Valerie A. Mosley	99%	1%
Harriett Tee Taggart	99%	1%

Results are rounded to the nearest whole number.

27

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

29

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

30

Eaton Vance

Large-Cap Value Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Large-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Large-Cap Value Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Value Fund and Large-Cap Value Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Large-Cap Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7702 6.30.14

Parametric Absolute Return Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report June 30, 2014

Parametric Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	20

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Parametric Absolute Return Fund

June 30, 2014

Performance1,2

Portfolio Managers Ken Everding, Ph.D. and Jonathan Orseck, each of Parametric Risk Advisors LLC; Thomas H. Luster, CFA and Maria Cappellano

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	09/30/2010	09/30/2010	1.90%	–0.75%	—	1.91%
Institutional Class at NAV	09/30/2010	09/30/2010	2.21	–0.34	—	2.18
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.02%	0.05%	0.11%	0.09%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.74%	1.49%
Net					1.45	1.20

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Absolute Return Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Depictions do not reflect the Fund’s option positions.

Fund profile subject to change due to active management.

3

Parametric Absolute Return Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,019.00	$7.26	**	1.45%
Institutional Class	$1,000.00	$1,022.10	$6.02	**	1.20%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.60	$7.25	**	1.45%
Institutional Class	$1,000.00	$1,018.80	$6.01	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Absolute Return Fund

June 30, 2014

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 48.3%

Security	Principal Amount (000’s omitted)	Value

Auto Manufacturers — 3.5%
Daimler Finance North America, LLC, 0.905%, 8/1/16(1)(2)	$500	$504,820
Toyota Motor Credit Corp., 0.516%, 5/17/16(2)	250	250,918
Volkswagen International Finance NV, 0.666%, 11/18/16(1)(2)	660	662,886

		$1,418,624

Banks — 21.8%
Bank of America N.A., 1.125%, 11/14/16	$650	$650,781
Bank of Montreal, 0.747%, 7/15/16(2)	500	503,498
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	250	250,859
Bank of Nova Scotia, 0.747%, 7/15/16(2)	500	502,991
Citigroup, Inc., 1.25%, 1/15/16	380	382,411
Fifth Third Bank, 0.736%, 11/18/16(2)	725	728,408
JPMorgan Chase & Co., 1.10%, 10/15/15	250	251,106
KeyBank N.A., 0.717%, 11/25/16(2)	750	754,021
National Australia Bank, Ltd., 0.657%, 12/2/16(1)(2)	750	753,155
PNC Bank NA, 1.125%, 1/27/17	650	652,119
Royal Bank of Canada, 0.691%, 9/9/16(2)	660	663,975
Svenska Handelsbanken AB, 0.70%, 9/23/16(2)	800	805,062
Toronto-Dominion Bank (The), 0.691%, 9/9/16(2)	660	663,975
US Bank NA, 0.455%, 1/30/17(2)	700	700,778
Westpac Banking Corp., 0.657%, 11/25/16(2)	700	702,743

		$8,965,882

Beverages — 3.1%
Anheuser-Busch InBev Finance, Inc., 1.125%, 1/27/17	$650	$653,505
Coca-Cola Co. (The), 0.325%, 11/1/16(2)	250	250,378
PepsiCo, Inc., 0.70%, 8/13/15	380	381,154

		$1,285,037

Cosmetics & Personal Care — 1.6%
Procter & Gamble Co. (The), 0.75%, 11/4/16	$650	$649,723

		$649,723

Diversified Financial Services — 2.5%
American Express Credit Corp., 0.737%, 7/29/16(2)	$500	$503,464
American Honda Finance Corp., 0.73%, 10/7/16(2)	500	504,108

		$1,007,572

Security	Principal Amount (000’s omitted)	Value

Electric — 1.6%
Florida Power Corp., 0.65%, 11/15/15	$275	$275,756
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	375	377,343

		$653,099

Financial Services — 2.6%
Charles Schwab Corp. (The), 0.85%, 12/4/15	$380	$381,648
General Electric Capital Corp., 0.457%, 1/14/16(2)	700	701,016

		$1,082,664

Foods — 1.6%
Starbucks Corp., 0.875%, 12/5/16	$650	$650,959

		$650,959

Insurance — 1.2%
Berkshire Hathaway Finance Corp., 0.95%, 8/15/16	$500	$502,983

		$502,983

Machinery – Construction & Mining — 1.2%
John Deere Capital Corp., 0.518%, 10/11/16(2)	$500	$501,981

		$501,981

Media — 0.9%
Walt Disney Co. (The), 0.45%, 12/1/15	$380	$380,491

		$380,491

Mining — 3.7%
BHP Billiton Finance USA, Ltd., 0.484%, 9/30/16(2)	$650	$650,967
Rio Tinto Finance USA PLC, 0.781%, 6/19/15(2)	865	867,926

		$1,518,893

Oil & Gas — 3.0%
BP Capital Markets PLC, 0.643%, 11/7/16(2)	$500	$502,624
Chevron Corp., 0.889%, 6/24/16	730	734,957

		$1,237,581

Total Corporate Bonds & Notes (identified cost $19,725,652)		$19,855,489

5	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value

BACM, Series 2004-5, Class A4, 4.936%, 11/10/41(3)	$260	$260,131
MSC, Series 2005-HQ5, Class A4, 5.168%, 1/14/42	188	190,850
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	363	366,427
WBCMT, Series 2005-C16, Class A4, 4.847%, 10/15/41(3)	498	502,312

Total Commercial Mortgage-Backed Securities (identified cost $1,354,263)		$1,319,720

Collateralized Mortgage Obligations — 5.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Banks:
Series QB-2015, Class 1, 4.91%, 4/28/15	$217	$222,204

		$222,204

Federal Home Loan Mortgage Corp.:
Series 2517, Class BH, 5.50%, 10/15/17	$76	$80,223
Series 2638, Class CE, 3.75%, 8/15/32	107	108,982
Series 2649, Class QH, 4.50%, 7/15/18	56	59,417
Series 2840, Class OE, 5.00%, 2/15/33	28	28,509
Series 2889, Class OG, 5.00%, 5/15/33	35	35,614
Series 2971, Class GC, 5.00%, 7/15/18	6	6,335
Series 3047, Class OB, 5.50%, 12/15/33	7	7,443
Series 3706, Class C, 2.00%, 8/15/20	198	201,043
Series 3787, Class TB, 1.75%, 1/15/17	185	187,199

		$714,765

Federal National Mortgage Association:
Series 2003-24, Class PD, 5.00%, 4/25/18	$141	$149,294
Series 2005-84, Class YG, 5.00%, 9/25/35	26	25,725
Series 2006-105, Class A, 4.35%, 9/25/36	182	192,682
Series 2008-62, Class DY, 4.00%, 7/25/23	112	118,465
Series 2009-55, Class PQ, 5.00%, 9/25/37	199	206,591
Series 2010-9, Class A, 4.00%, 11/25/23	14	14,519
Series 2010-155, Class A, 3.50%, 9/25/25	195	200,032
Series 2011-66, Class AB, 4.00%, 11/25/39	108	109,505
Series 2011-76, Class PB, 2.50%, 4/25/39	121	124,183

		$1,140,996

Government National Mortgage Association:
Series 2009-93, Class EJ, 3.50%, 5/20/35	$45	$45,638
Series 2009-122, Class MT, 2.25%, 10/20/32	55	55,515

		$101,153

Total Collateralized Mortgage Obligations (identified cost $2,198,803)		$2,179,118

Asset-Backed Securities — 33.2%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 1.7%
CNH, Series 2013-B, Class A2, 0.44%, 10/17/16	$187	$186,993
JDOT, Series 2013-B, Class A2, 0.55%, 1/15/16	498	498,387

		$685,380

Automotive — 25.9%
ALLYL, Series 2013-SN1, Class A2, 0.52%, 5/20/15	$119	$118,717
AMCAR, Series 2013-3, Class A2, 0.68%, 10/11/16	280	280,514
AMCAR, Series 2013-5, Class A2B, 0.531%, 3/8/17(3)	351	351,269
BMWOT, Series 2013-A, Class A2, 0.41%, 2/25/16	654	654,478
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	150	150,206
CARMX, Series 2013-2, Class A2, 0.42%, 6/15/16	344	343,698
CARMX, Series 2013-3, Class A2, 0.59%, 8/15/16	355	355,352
CARMX, Series 2013-4, Class A2, 0.52%, 11/15/16	690	690,484
EFF, Series 2013-2, Class A2, 1.06%, 3/20/19(1)	485	487,654
FORDL, Series 2013-B, Class A2B, 0.422%, 1/15/16(3)	731	731,444
FORDO, Series 2013-B, Class A2, 0.38%, 2/15/16	157	157,391
FORDO, Series 2013-C, Class A2, 0.55%, 4/15/16	257	256,846
HALST, Series 2013-B, Class A2, 0.75%, 3/15/16(1)	417	417,919
HAROT, Series 2013-3, Class A2, 0.54%, 1/15/16	387	387,211
HART, Series 2013-C, Class A2, 0.57%, 6/15/16	606	607,164
HART, Series 2014-A, Class A2, 0.46%, 1/16/17	650	650,193
NALT, Series 2013-A, Class A2B, 0.282%, 9/15/15(3)	317	316,708
NALT, Series 2013-B, Class A2B, 0.422%, 1/15/16(3)	430	430,266
SDART, Series 2013-4, Class A2, 0.89%, 9/15/16	330	330,711
SDART, Series 2013-5, Class A2B, 0.532%, 4/17/17(3)	370	369,920
SDART, Series 2014-1, Class A2B, 0.522%, 6/15/17(3)	600	600,579
VWALT, Series 2013-A, Class A2A, 0.63%, 12/21/15	341	341,012
WOART, Series 2013-A, Class A2, 0.43%, 5/16/16	249	248,975
WOART, Series 2013-B, Class A2, 0.48%, 11/15/16	678	678,183
WOLS, Series 2013-A, Class A2B, 0.472%, 5/16/16(3)	701	701,710

		$10,658,604

Banks — 1.7%
WFNMT, Series 2014-A, Class A, 0.532%, 12/15/19(3)	$700	$701,183

		$701,183

Other ABS — 3.9%
GEEMT, Series 2013-1, Class A2, 0.64%, 3/22/16	$419	$419,660
GEEST, Series 2013-1A, Class A2, 0.73%, 1/25/16(1)	448	448,726
GEET, Series 2013-2, Class A2, 0.61%, 6/24/16	705	705,793

		$1,574,179

6	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

		Value

Total Asset-Backed Securities (identified cost $13,605,420)		$13,619,346

U.S. Government Agency Obligations — 6.1%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 0.37%, 1/27/15(2)	$2,500	$2,503,780

Total U.S. Government Agency Obligations (identified cost $2,504,695)		$2,503,780

Certificates of Deposit — 1.8%

Security	Principal Amount (000’s omitted)	Value
Bank of Montreal, 0.409%, 7/24/14(2)	$250	$250,025
Barclays Bank PLC, 0.469%, 1/9/15(2)	500	500,246

Total Certificates of Deposit (identified cost $750,028)		$750,271

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	35	$2,070	7/3/14	$88
S&P 500 Index	35	2,050	7/11/14	262
S&P 500 Index	35	2,085	7/19/14	263
S&P 500 Index	35	2,080	7/25/14	612
S&P 500 Index FLEX	35	2,055	7/2/14	0
S&P 500 Index FLEX	35	2,077	7/7/14	2
S&P 500 Index FLEX	35	2,070	7/9/14	11
S&P 500 Index FLEX	36	2,060	7/14/14	135
S&P 500 Index FLEX	36	2,065	7/16/14	178
S&P 500 Index FLEX	35	2,090	7/21/14	177
S&P 500 Index FLEX	35	2,082	7/23/14	330
S&P 500 Index FLEX	35	2,085	7/28/14	652

Total Call Options Purchased (identified cost $9,564)				$2,710

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	35	$1,785	7/3/14	$787
S&P 500 Index	35	1,755	7/11/14	1,925

Description	Number of Contracts	Strike Price	Expiration Date	Value
Put Options Purchased (continued)
S&P 500 Index	35	$1,805	7/19/14	$4,375
S&P 500 Index	35	1,785	7/25/14	5,687
S&P 500 Index FLEX	35	1,760	7/2/14	0
S&P 500 Index FLEX	35	1,800	7/7/14	69
S&P 500 Index FLEX	35	1,780	7/9/14	98
S&P 500 Index FLEX	36	1,765	7/14/14	369
S&P 500 Index FLEX	36	1,770	7/16/14	665
S&P 500 Index FLEX	35	1,810	7/21/14	3,335
S&P 500 Index FLEX	35	1,783	7/23/14	2,591
S&P 500 Index FLEX	35	1,795	7/28/14	5,875

Total Put Options Purchased (identified cost $66,339)				$25,776

Short-Term Investments — 3.2%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	$1,306	$1,306,150

Total Short-Term Investments (identified cost $1,306,150)		$1,306,150

Total Investments — 101.2% (identified cost $41,520,914)		$41,562,360

Call Options Written — (0.6)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	35	$1,975	7/3/14	$(3,588)
S&P 500 Index	35	1,955	7/11/14	(48,825)
S&P 500 Index	35	1,990	7/19/14	(8,050)
S&P 500 Index	35	1,985	7/25/14	(20,125)
S&P 500 Index FLEX	35	1,960	7/2/14	(13,987)
S&P 500 Index FLEX	35	1,982	7/7/14	(5,259)
S&P 500 Index FLEX	35	1,975	7/9/14	(13,137)
S&P 500 Index FLEX	36	1,965	7/14/14	(36,259)
S&P 500 Index FLEX	36	1,970	7/16/14	(32,160)
S&P 500 Index FLEX	35	1,995	7/21/14	(12,991)
S&P 500 Index FLEX	35	1,985	7/23/14	(22,865)
S&P 500 Index FLEX	35	1,990	7/28/14	(22,490)

Total Call Options Written (premiums received $254,581)				$(239,736)

7	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Put Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	35	$1,880	7/3/14	$(2,012)
S&P 500 Index	35	1,850	7/11/14	(4,113)
S&P 500 Index	35	1,900	7/19/14	(14,000)
S&P 500 Index	35	1,880	7/25/14	(15,225)
S&P 500 Index FLEX	35	1,855	7/2/14	0
S&P 500 Index FLEX	35	1,895	7/7/14	(1,565)
S&P 500 Index FLEX	35	1,875	7/9/14	(1,719)
S&P 500 Index FLEX	36	1,860	7/14/14	(3,552)
S&P 500 Index FLEX	36	1,865	7/16/14	(5,265)
S&P 500 Index FLEX	35	1,905	7/21/14	(17,762)
S&P 500 Index FLEX	35	1,880	7/23/14	(13,161)
S&P 500 Index FLEX	35	1,890	7/28/14	(20,814)

Total Put Options Written (premiums received $234,796)				$(99,188)

Other Assets, Less Liabilities — (0.4)%				$(135,977)

Net Assets — 100.0%				$41,087,459

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ALLYL	–	Ally Auto Receivables Trust Lease
AMCAR	–	AmeriCredit Automobile Receivables Trust
BACM	–	Banc of America Commercial Mortgage Trust
BMWOT	–	BMW Vehicle Owner Trust
CARMX	–	CarMax Auto Owner Trust
CNH	–	CNH Equipment Trust
EFF	–	Enterprise Fleet Financing LLC
FLEX	–	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.
FORDL	–	Ford Credit Auto Lease Trust
FORDO	–	Ford Credit Auto Owner Trust
GEEMT	–	GE Equipment Midticket LLC
GEEST	–	GE Equipment Small Ticket LLC
GEET	–	GE Equipment Transportation LLC
HALST	–	Hyundai Auto Lease Securitization Trust
HAROT	–	Honda Auto Receivables Owner Trust
HART	–	Hyundai Auto Receivables Trust
JDOT	–	John Deere Owner Trust
MSC	–	Morgan Stanley Capital I Trust
NALT	–	Nissan Auto Lease Trust
SDART	–	Santander Drive Auto Receivables Trust
VWALT	–	Volkswagen Auto Lease Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFNMT	–	World Financial Network Credit Card Master Trust
WOART	–	World Omni Auto Receivables Trust
WOLS	–	World Omni Automobile Lease Securitization Trust
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2014, the aggregate value of these securities is $3,275,160 or 8.0% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2014.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2014.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

8	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value (identified cost, $40,214,764)	$40,256,210
Affiliated investment, at value (identified cost, $1,306,150)	1,306,150
Cash	4,404
Interest receivable	41,898
Interest receivable from affiliated investment	103
Receivable for investments sold	37,351
Receivable for Fund shares sold	15,881
Tax reclaims receivable	868
Receivable from affiliate	18,287
Total assets	$41,681,152

Liabilities
Written options outstanding, at value (premiums received, $489,377)	$338,924
Payable for investments purchased	25,247
Payable for Fund shares redeemed	129,301
Payable to affiliates:
Investment adviser and administration fee	37,651
Distribution and service fees	2,570
Trustees’ fees	865
Accrued expenses	59,135
Total liabilities	$593,693
Net Assets	$41,087,459

Sources of Net Assets
Paid-in capital	$44,291,065
Accumulated net realized loss	(3,202,743)
Accumulated net investment loss	(192,762)
Net unrealized appreciation	191,899
Net Assets	$41,087,459

Investor Class Shares
Net Assets	$11,874,842
Shares Outstanding	1,229,312
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.66

Institutional Class Shares
Net Assets	$29,212,617
Shares Outstanding	3,004,041
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.72

9	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Interest	$164,267
Interest allocated from affiliated investment	882
Expenses allocated from affiliated investment	(117)
Total investment income	$165,032

Expenses
Investment adviser and administration fee	$301,459
Distribution and service fees
Investor Class	29,608
Trustees’ fees and expenses	1,765
Custodian fee	41,108
Transfer and dividend disbursing agent fees	23,720
Legal and accounting services	31,710
Printing and postage	14,482
Registration fees	19,608
Miscellaneous	5,465
Total expenses	$468,925
Deduct —
Allocation of expenses to affiliates	$111,122
Reduction of custodian fee	9
Total expense reductions	$111,131

Net expenses	$357,794

Net investment loss	$(192,762)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,012,345)
Investment transactions allocated from affiliated investment	7
Written options	1,634,918
Net realized gain	$622,580
Change in unrealized appreciation (depreciation) —
Investments	$109,494
Written options	668,374
Net change in unrealized appreciation (depreciation)	$777,868

Net realized and unrealized gain	$1,400,448

Net increase in net assets from operations	$1,207,686

10	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment loss	$(192,762)	$(584,882)
Net realized gain (loss) from investment transactions and written options	622,580	(2,819,398)
Net change in unrealized appreciation (depreciation) from investments and written options	777,868	(860,718)
Net increase (decrease) in net assets from operations	$1,207,686	$(4,264,998)
Distributions to shareholders —
From net realized gain
Investor Class	$—	$(320,678)
Institutional Class	—	(310,367)
Total distributions to shareholders	$—	$(631,045)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$4,718,639	$50,381,060
Class C	—	202,043
Institutional Class	5,177,947	35,668,262
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	316,713
Institutional Class	—	110,039
Cost of shares redeemed
Investor Class	(28,612,663)	(38,113,362)
Class C	—	(348,849)
Institutional Class	(11,486,837)	(31,967,078)
Net asset value of shares merged*
Investor Class	—	1,315,980
Class C	—	(1,315,980)
Net increase (decrease) in net assets from Fund share transactions	$(30,202,914)	$16,248,828

Net increase (decrease) in net assets	$(28,995,228)	$11,352,785

Net Assets
At beginning of period	$70,082,687	$58,729,902
At end of period	$41,087,459	$70,082,687

Accumulated net investment loss included in net assets
At end of period	$(192,762)	$—

*	At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares.

11	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2014

Financial Highlights

	Investor Class
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2010(1)
			2013		2012	2011
Net asset value — Beginning of period	$9.470		$10.200		$10.410	$10.040	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.039)		$(0.089)		$(0.095)	$(0.100)	$(0.028)
Net realized and unrealized gain (loss)	0.229		(0.555)		0.871	0.488	0.085

Total income (loss) from operations	$0.190		$(0.644)		$0.776	$0.388	$0.057

Less Distributions
From net investment income	$—		$—		$(0.010)	$—	$—
From net realized gain	—		(0.086)		(0.976)	(0.018)	(0.017)

Total distributions	$—		$(0.086)		$(0.986)	$(0.018)	$(0.017)

Net asset value — End of period	$9.660		$9.470		$10.200	$10.410	$10.040

Total Return(3)	1.90	%(4)	(6.23	)%(5)	7.56%	3.87%	0.57	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,875		$35,270		$23,812	$34,003	$7,080
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.45	%(8)	1.45%		1.54%	1.75%	1.75	%(8)
Net investment loss	(0.82	)%(8)	(0.91)%		(0.90)%	(0.98)%	(1.10	)%(8)
Portfolio Turnover	12	%(4)	85%		62%	103%	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.

(4)	Not annualized.

(5)

During the year ended December 31, 2013, the Fund received a payment made by an affiliate for a trading error which amounted to $0.03 per share. Had the Fund not received this payment, total return would have been lower by 0.30%.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.41%, 0.29%, 0.28%, 0.05% and 1.45% of average daily net assets for the six months ended June 30, 2014, the years ended December 31, 2013, 2012 and 2011 and the period ended December 31, 2010, respectively). Absent these reimbursements, total return would be lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

12	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2014

Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2010(1)
			2013		2012	2011
Net asset value — Beginning of period	$9.520		$10.230		$10.440	$10.050	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.030)		$(0.068)		$(0.071)	$(0.076)	$(0.028)
Net realized and unrealized gain (loss)	0.230		(0.556)		0.877	0.484	0.095

Total income (loss) from operations	$0.200		$(0.624)		$0.806	$0.408	$0.067

Less Distributions
From net investment income	$—		$—		$(0.040)	$—	$—
From net realized gain	—		(0.086)		(0.976)	(0.018)	(0.017)

Total distributions	$—		$(0.086)		$(1.016)	$(0.018)	$(0.017)

Net asset value — End of period	$9.720		$9.520		$10.230	$10.440	$10.050

Total Return(3)	2.21	%(4)	(6.11	)%(5)	7.84%	4.06%	0.67	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,213		$34,813		$33,412	$38,998	$25,112
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.20	%(8)	1.20%		1.29%	1.50%	1.50	%(8)
Net investment loss	(0.62	)%(8)	(0.69)%		(0.66)%	(0.74)%	(1.09	)%(8)
Portfolio Turnover	12	%(4)	85%		62%	103%	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the year ended December 31, 2013, the Fund received a payment made by an affiliate for a trading error which amounted to $0.03 per share. Had the Fund not received this payment, total return would have been lower by 0.30%.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.41%, 0.29%, 0.28%, 0.05% and 1.45% of average daily net assets for the six months ended June 30, 2014, the years ended December 31, 2013, 2012 and 2011 and the period ended December 31, 2010, respectively). Absent these reimbursements, total return would be lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

13	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Absolute Return Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class C shares. At the close of business on March 15, 2013, Class C shares were merged into Investor Class shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities and indices) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $4,294,601 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

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Parametric Absolute Return Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

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Parametric Absolute Return Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for management, investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. For the six months ended June 30, 2014, the Fund’s investment adviser and administration fee amounted to $301,459 or 1.10% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.45% and 1.20% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after April 30, 2015. Pursuant to this agreement, EVM and PRA were allocated $111,122 in total of the Fund’s operating expenses for the six months ended June 30, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $479 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $29,608 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, for the six months ended June 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$6,324,074	$21,836,761
U.S. Government and Agency Securities	205,077	4,485,929

	$6,529,151	$26,322,690

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	490,463	5,132,197
Issued to shareholders electing to receive payments of distributions in Fund shares	—	33,130
Redemptions	(2,983,732)	(3,909,873)
Merger from Class C shares	—	132,496

Net increase (decrease)	(2,493,269)	1,387,950

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Parametric Absolute Return Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class C		Year Ended December 31, 2013(1)

Sales		20,425
Redemptions		(35,647)
Merger to Investor Class shares		(134,787)

Net decrease		(150,009)

Institutional Class	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	535,799	3,631,310
Issued to shareholders electing to receive payments of distributions in Fund shares	—	11,450
Redemptions	(1,187,111)	(3,255,049)

Net increase (decrease)	(651,312)	387,711

(1)	Offering of Class C shares was discontinued during the year ended December 31, 2013 (See Note 1).

At June 30, 2014, accounts advised by EVM, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an EVM retirement plan owned approximately 45% of the value of the outstanding shares of the Fund.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,489,984

Gross unrealized appreciation	$312,243
Gross unrealized depreciation	(239,867)

Net unrealized appreciation	$72,376

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2014 is included in the Portfolio of Investments.

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Parametric Absolute Return Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Written options activity for the six months ended June 30, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	1,560	$996,132
Options written	7,416	4,923,458
Options exercised	(1,790)	(1,255,895)
Options expired	(6,342)	(4,174,318)

Outstanding, end of period	844	$489,377

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Purchased options	$28,486	(1)	$—
Written options	—		(338,924	)(2)

Total	$28,486		$(338,924)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(1,056,964)	$69,593
Written options	1,634,918	668,374

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended June 30, 2014, which is indicative of the volume of this derivative type, was 1,206 contracts.

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Parametric Absolute Return Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$19,855,489	$—	$19,855,489
Commercial Mortgage-Backed Securities	—	1,319,720	—	1,319,720
Collateralized Mortgage Obligations	—	2,179,118	—	2,179,118
Asset-Backed Securities	—	13,619,346	—	13,619,346
U.S. Government Agency Obligations	—	2,503,780	—	2,503,780
Certificates of Deposit	—	750,271	—	750,271
Call Options Purchased	1,225	1,485	—	2,710
Put Options Purchased	12,774	13,002	—	25,776
Short-Term Investments	—	1,306,150	—	1,306,150

Total Investments	$13,999	$41,548,361	$—	$41,562,360

Liability Description

Call Options Written	$(80,588)	$(159,148)	$—	$(239,736)
Put Options Written	(35,350)	(63,838)	—	(99,188)

Total	$(115,938)	$(222,986)	$—	$(338,924)

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Parametric Absolute Return Fund

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	4,786,997	39
Cynthia E. Frost	4,786,997	39
George J. Gorman	4,786,997	39
Valerie A. Mosley	4,786,997	39
Harriett Tee Taggart	4,786,997	39

(1)	Excludes fractional shares.

20

Parametric Absolute Return Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the mutual funds advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Parametric Absolute Return Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Absolute Return Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement as well as the Sub-adviser’s business reputation. The Board considered the Sub-adviser’s options strategy, as well as its past experience in implementing such strategy. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the

22

Parametric Absolute Return Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

23

Parametric Absolute Return Fund

June 30, 2014

Officers and Trustees

Officers of Parametric Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Absolute Return Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Risk Advisors LLC

518 Riverside Avenue

Westport, CT 06880

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7775    6.30.14

Eaton Vance

Real Estate Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Real Estate Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	16

Board of Trustees’ Contract Approval	17

Officers and Trustees	20

Important Notices	21

Eaton Vance

Real Estate Fund

June 30, 2014

Performance1,2

Portfolio Manager J. Scott Craig

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/09/2010	04/28/2006	17.79%	13.50%	22.12%	6.38%
Class A with 5.75% Maximum Sales Charge	—	—	10.99	6.99	20.70	5.61
Class I at NAV	04/28/2006	04/28/2006	17.83	13.68	22.34	6.49
Dow Jones U.S. Select Real Estate Securities Index	—	—	18.14%	13.25%	23.74%	5.33%
S&P 500 Index	—	—	7.14	24.61	18.82	7.32

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.52%	1.27%
Net					1.25	1.00

Fund Profile

Sector Allocation (% of net assets)[4]

Top 10 Holdings (% of net assets)[4]

Simon Property Group, Inc.	12.1%
Equity Residential	7.3
AvalonBay Communities, Inc.	6.5
Boston Properties, Inc.	5.8
Public Storage, Inc.	5.3
Vornado Realty Trust	3.7
ProLogis, Inc.	3.3
Ventas, Inc.	3.1
Federal Realty Investment Trust	3.0
Host Hotels & Resorts, Inc.	2.4

Total	52.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Real Estate Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Real Estate Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,177.90	$6.75	**	1.25%
Class I	$1,000.00	$1,178.30	$5.40	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Real Estate Fund

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.0%
Hilton Worldwide Holdings, Inc.(1)	21,100	$491,630
Marriott International, Inc., Class A	7,500	480,750

		$972,380

Other — 1.2%
CBRE Group, Inc., Class A(1)	6,000	$192,240
Jones Lang LaSalle, Inc.	1,500	189,585

		$381,825

Real Estate Investment Trusts — 93.4%

Security	Shares	Value

Diversified, Specialty & Other — 9.3%
American Tower Corp.	3,100	$278,938
CoreSite Realty Corp.	8,800	291,016
Digital Realty Trust, Inc.	3,000	174,960
Liberty Property Trust, Inc.	6,000	227,580
Plum Creek Timber Co., Inc.	6,900	311,190
PS Business Parks, Inc.	5,900	492,591
Vornado Realty Trust	11,100	1,184,703

		$2,960,978

Health Care — 7.7%
HCP, Inc.	17,700	$732,426
Health Care REIT, Inc.	11,600	726,972
Ventas, Inc.	15,400	987,140

		$2,446,538

Hotels & Resorts — 4.2%
Host Hotels & Resorts, Inc.	35,000	$770,350
LaSalle Hotel Properties	7,700	271,733
Sunstone Hotel Investors, Inc.	20,100	300,093

		$1,342,176

Industrial — 5.8%
DCT Industrial Trust, Inc.	34,500	$283,245
EastGroup Properties, Inc.	5,100	327,573
ProLogis, Inc.	25,800	1,060,122
Terreno Realty Corp.	9,200	177,836

		$1,848,776

Security	Shares	Value

Malls and Factory Outlets — 17.9%
General Growth Properties, Inc.	27,200	$640,832
Macerich Co. (The)	3,600	240,300
Simon Property Group, Inc.	23,300	3,874,324
Tanger Factory Outlet Centers	11,500	402,155
Taubman Centers, Inc.	7,200	545,832

		$5,703,443

Multifamily — 23.0%
American Campus Communities, Inc.	13,400	$512,416
AvalonBay Communities, Inc.	14,700	2,090,193
Camden Property Trust	5,400	384,210
Equity Residential	36,900	2,324,700
Essex Property Trust, Inc.	3,900	721,149
Mid-America Apartment Communities, Inc.	6,900	504,045
Post Properties, Inc.	9,200	491,832
UDR, Inc.	11,200	320,656

		$7,349,201

Office — 10.5%
Alexandria Real Estate Equities, Inc.	3,400	$263,976
Boston Properties, Inc.	15,700	1,855,426
Douglas Emmett, Inc.	16,000	451,520
Highwoods Properties, Inc.	8,900	373,355
Kilroy Realty Corp.	6,500	404,820

		$3,349,097

Self Storage — 7.1%
CubeSmart	14,800	$271,136
Extra Space Storage, Inc.	6,200	330,150
Public Storage, Inc.	9,800	1,679,230

		$2,280,516

Strip Centers — 7.9%
Acadia Realty Trust	7,800	$219,102
DDR Corp.	26,300	463,669
Federal Realty Investment Trust	7,800	943,176
Regency Centers Corp.	9,500	528,960
Retail Opportunity Investments Corp.	11,600	182,468
Urstadt Biddle Properties, Inc.	9,300	194,184

		$2,531,559

Total Real Estate Investment Trusts		$29,812,284

Total Common Stocks (identified cost $24,570,947)		$31,166,489

5	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$701	$700,657

Total Short-Term Investments (identified cost $700,657)		$700,657

Total Investments — 99.8% (identified cost $25,271,604)		$31,867,146

Other Assets, Less Liabilities — 0.2%		$55,797

Net Assets — 100.0%		$31,922,943

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

6	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value (identified cost, $24,570,947)	$31,166,489
Affiliated investment, at value (identified cost, $700,657)	700,657
Dividends receivable	95,349
Interest receivable from affiliated investment	90
Receivable for Fund shares sold	27,943
Receivable from affiliate	9,058
Total assets	$31,999,586

Liabilities
Payable for Fund shares redeemed	$28,009
Payable to affiliates:
Investment adviser fee	16,827
Administration fee	3,883
Distribution and service fees	1,874
Trustees’ fees	405
Accrued expenses	25,645
Total liabilities	$76,643
Net Assets	$31,922,943

Sources of Net Assets
Paid-in capital	$25,056,931
Accumulated net realized gain	269,747
Accumulated undistributed net investment income	723
Net unrealized appreciation	6,595,542
Total	$31,922,943

Class A Shares
Net Assets	$9,359,928
Shares Outstanding	723,535
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.94
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.73

Class I Shares
Net Assets	$22,563,015
Shares Outstanding	1,743,463
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends	$460,539
Interest allocated from affiliated investment	474
Expenses allocated from affiliated investment	(64)
Total investment income	$460,949

Expenses
Investment adviser fee	$92,969
Administration fee	21,454
Distribution and service fees
Class A	10,031
Trustees’ fees and expenses	751
Custodian fee	16,149
Transfer and dividend disbursing agent fees	9,022
Legal and accounting services	18,231
Printing and postage	10,107
Registration fees	14,626
Miscellaneous	4,594
Total expenses	$197,934
Deduct —
Allocation of expenses to affiliate	$44,775
Total expense reductions	$44,775

Net expenses	$153,159

Net investment income	$307,790

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$277,490
Investment transactions allocated from affiliated investment	5
Net realized gain	$277,495
Change in unrealized appreciation (depreciation) —
Investments	$4,049,743
Net change in unrealized appreciation (depreciation)	$4,049,743

Net realized and unrealized gain	$4,327,238

Net increase in net assets from operations	$4,635,028

8	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$307,790	$400,652
Net realized gain from investment transactions and capital gain distributions received	277,495	593,037
Net change in unrealized appreciation (depreciation) from investments	4,049,743	(918,617)
Net increase in net assets from operations	$4,635,028	$75,072
Distributions to shareholders —
From net investment income
Class A	$(79,732)	$(93,407)
Class I	(227,335)	(307,237)
From net realized gain
Class A	—	(101,539)
Class I	—	(260,528)
Total distributions to shareholders	$(307,067)	$(762,711)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,758,493	$3,771,632
Class I	1,644,306	5,938,616
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	78,122	194,807
Class I	208,084	525,346
Cost of shares redeemed
Class A	(1,119,771)	(5,023,303)
Class I	(1,366,729)	(9,746,377)
Net increase (decrease) in net assets from Fund share transactions	$1,202,505	$(4,339,279)

Net increase (decrease) in net assets	$5,530,466	$(5,026,918)

Net Assets
At beginning of period	$26,392,477	$31,419,395
At end of period	$31,922,943	$26,392,477

Accumulated undistributed net investment income included in net assets
At end of period	$723	$—

9	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2014

Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2010(1)
			2013	2012	2011
Net asset value — Beginning of period	$11.090		$11.300	$9.960	$9.280	$7.860

Income (Loss) From Operations
Net investment income(2)	$0.120		$0.123	$0.121	$0.095	$0.069
Net realized and unrealized gain (loss)	1.848		(0.072)	1.423	0.750	1.494

Total income from operations	$1.968		$0.051	$1.544	$0.845	$1.563

Less Distributions
From net investment income	$(0.118)		$(0.117)	$(0.131)	$(0.091)	$(0.073)
From net realized gain	—		(0.144)	(0.073)	—	—
Tax return of capital	—		—	—	(0.074)	(0.070)

Total distributions	$(0.118)		$(0.261)	$(0.204)	$(0.165)	$(0.143)

Net asset value — End of period	$12.940		$11.090	$11.300	$9.960	$9.280

Total Return(3)	17.79	%(4)	0.41%	15.54%	9.15%	20.00	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,360		$7,438	$8,692	$4,550	$608
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.25	%(6)	1.25%	1.29%	1.40%	1.40	%(6)
Net investment income	1.98	%(6)	1.05%	1.10%	0.98%	1.36	%(6)
Portfolio Turnover	6	%(4)	22%	33%	22%	34	%(7)

(1)	For the period from the commencement of operations, June 9, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The administrator subsidized certain operating expenses (equal to 0.31%, 0.27%, 0.24%, 1.28% and 4.54% of average daily net assets for six months ended June 30, 2014, the years ended December 31, 2013, 2012 and 2011, and the period ended December 31, 2010, respectively). Absent this subsidy, total return would be lower.

(6)	Annualized.

(7)	For the year ended December 31, 2010.

10	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$11.100		$11.300	$9.960	$9.270	$7.360	$5.890

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.151	$0.149	$0.102	$0.094	$0.147
Net realized and unrealized gain (loss)	1.839		(0.060)	1.421	0.774	1.967	1.516

Total income from operations	$1.973		$0.091	$1.570	$0.876	$2.061	$1.663

Less Distributions
From net investment income	$(0.133)		$(0.147)	$(0.157)	$(0.102)	$(0.077)	$(0.131)
From net realized gain	—		(0.144)	(0.073)	—	—	—
Tax return of capital	—		—	—	(0.084)	(0.074)	(0.062)

Total distributions	$(0.133)		$(0.291)	$(0.230)	$(0.186)	$(0.151)	$(0.193)

Net asset value — End of period	$12.940		$11.100	$11.300	$9.960	$9.270	$7.360

Total Return(2)	17.83	%(3)	0.76%	15.81%	9.50%	28.13%	28.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,563		$18,955	$22,728	$5,498	$3,604	$587
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.00	%(5)	1.00%	1.04%	1.15%	1.15%	1.15%
Net investment income	2.21	%(5)	1.29%	1.35%	1.05%	1.10%	2.54%
Portfolio Turnover	6	%(3)	22%	33%	22%	34%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator subsidized certain operating expenses (equal to 0.31%, 0.27%, 0.24%, 1.28%, 4.54% and 19.96% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

12

Eaton Vance

Real Estate Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least quarterly distributions of substantially all of the distributions it receives from its REIT investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made at least annually. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains and current year earnings and profits attributable to realized gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2014, the Fund’s investment adviser fee amounted to $92,969. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2014, the administration fee amounted to $21,454. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2015. Pursuant to this agreement, EVM was allocated $44,775 of the Fund’s operating expenses for the six months ended June 30, 2014. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $510 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,676 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $10,031 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

13

Eaton Vance

Real Estate Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,801,476 and $1,837,358, respectively, for the six months ended June 30, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	139,744	319,907
Issued to shareholders electing to receive payments of distributions in Fund shares	6,299	17,100
Redemptions	(93,018)	(435,713)

Net increase (decrease)	53,025	(98,706)

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	134,788	505,762
Issued to shareholders electing to receive payments of distributions in Fund shares	16,792	46,023
Redemptions	(116,243)	(854,366)

Net increase (decrease)	35,337	(302,581)

At June 30, 2014, EVM owned 34.9% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,403,036

Gross unrealized appreciation	$6,479,678
Gross unrealized depreciation	(15,568)

Net unrealized appreciation	$6,464,110

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual

14

Eaton Vance

Real Estate Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

10  Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities issued by real estate companies such as REITs and other real estate related investment instruments. There are certain additional risks involved in investing in real estate related investments. The value of the Fund’s shares may fluctuate more than the shares of a fund not concentrated in real estate industries due to, but not limited to, real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and credit worthiness of the issuer.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$31,166,489	*	$—	$—	$31,166,489
Short-Term Investments	—		700,657	—	700,657

Total Investments	$31,166,489		$700,657	$—	$31,867,146

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance

Real Estate Fund

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	2,201,325	4,581
Cynthia E. Frost	2,201,325	4,581
George J. Gorman	2,201,325	4,581
Valerie A. Mosley	2,201,325	4,581
Harriett Tee Taggart	2,201,325	4,581

(1)	Excludes fractional shares.

16

Eaton Vance

Real Estate Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

17

Eaton Vance

Real Estate Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Real Estate Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

18

Eaton Vance

Real Estate Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2013 and March 31, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2013 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

19

Eaton Vance

Real Estate Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Real Estate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Real Estate Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

20

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7749    6.30.14

Eaton Vance

Small-Cap Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	21

Board of Trustees’ Contract Approval	22

Officers and Trustees	25

Important Notices	26

Eaton Vance

Small-Cap Fund

June 30, 2014

Performance1,2

Portfolio Manager Nancy B. Tooke, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	3.94%	27.44%	18.72%	9.47%
Class A with 5.75% Maximum Sales Charge	—	—	–2.04	20.14	17.32	8.82
Class B at NAV	05/07/2002	01/02/1997	3.54	26.40	17.82	8.65
Class B with 5% Maximum Sales Charge	—	—	–1.46	21.40	17.62	8.65
Class C at NAV	05/03/2002	01/02/1997	3.54	26.40	17.83	8.65
Class C with 1% Maximum Sales Charge	—	—	2.54	25.40	17.83	8.65
Class I at NAV	09/02/2008	01/02/1997	4.03	27.66	18.99	9.93
Class R at NAV	08/03/2009	01/02/1997	3.82	27.05	18.42	9.33
Russell 2000 Index	—	—	3.19%	23.64%	20.20%	8.70%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.36%	2.11%	2.11%	1.12%	1.61%

Fund Profile

Equity Sector Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)5

iShares Russell 2000 ETF	4.4%
Goodrich Petroleum Corp.	2.4
FEI Co.	2.3
Kodiak Oil & Gas Corp.	2.3
RBC Bearings, Inc.	2.2
Cytec Industries, Inc.	2.2
Lazard, Ltd., Class A	2.2
Balchem Corp.	2.2
Euronet Worldwide, Inc.	2.2
Methode Electronics, Inc.	2.2
Total	24.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Small-Cap Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period (1/1/14 – 6/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.40	$6.93	1.37%
Class B	$1,000.00	$1,035.40	$10.70	2.12%
Class C	$1,000.00	$1,035.40	$10.70	2.12%
Class I	$1,000.00	$1,040.30	$5.67	1.12%
Class R	$1,000.00	$1,038.20	$8.19	1.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.85	1.37%
Class B	$1,000.00	$1,014.30	$10.59	2.12%
Class C	$1,000.00	$1,014.30	$10.59	2.12%
Class I	$1,000.00	$1,019.20	$5.61	1.12%
Class R	$1,000.00	$1,016.80	$8.10	1.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

4

Eaton Vance

Small-Cap Fund

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 93.1%

Security	Shares	Value

Auto Components — 2.1%
Dana Holding Corp.	190,000	$4,639,800

		$4,639,800

Banks — 5.4%
PacWest Bancorp	46,370	$2,001,793
Signature Bank(1)	31,500	3,974,670
South State Corp.	36,843	2,235,265
Texas Capital Bancshares, Inc.(1)	65,582	3,538,149

		$11,749,877

Building Products — 1.8%
Armstrong World Industries, Inc.(1)	67,360	$3,868,485

		$3,868,485

Capital Markets — 5.2%
Cohen & Steers, Inc.	79,249	$3,437,822
HFF, Inc., Class A	84,500	3,142,555
Lazard, Ltd., Class A	92,000	4,743,520

		$11,323,897

Chemicals — 4.4%
Balchem Corp.	88,500	$4,740,060
Cytec Industries, Inc.	45,510	4,797,664

		$9,537,724

Commercial Services & Supplies — 3.3%
Interface, Inc.	186,340	$3,510,646
Team, Inc.(1)	89,001	3,650,821

		$7,161,467

Communications Equipment — 1.5%
Riverbed Technology, Inc.(1)	152,650	$3,149,169

		$3,149,169

Construction & Engineering — 2.4%
Foster Wheeler AG	43,830	$1,493,288
MYR Group, Inc.(1)	142,080	3,598,886

		$5,092,174

Diversified Consumer Services — 0.7%
ServiceMaster Global Holdings, Inc.(1)	83,824	$1,528,112

		$1,528,112

Security	Shares	Value

Electrical Equipment — 1.8%
Generac Holdings, Inc.(1)	80,660	$3,931,368

		$3,931,368

Electronic Equipment, Instruments & Components — 7.4%
FEI Co.	54,040	$4,903,049
FLIR Systems, Inc.	100,000	3,473,000
Methode Electronics, Inc.	121,860	4,656,271
National Instruments Corp.	90,845	2,942,469

		$15,974,789

Energy Equipment & Services — 0.5%
Seventy Seven Energy, Inc.(1)	44,540	$1,048,917

		$1,048,917

Food & Staples Retailing — 1.9%
United Natural Foods, Inc.(1)	61,760	$4,020,576

		$4,020,576

Health Care Equipment & Supplies — 5.4%
Analogic Corp.	46,340	$3,625,642
ICU Medical, Inc.(1)	29,870	1,816,395
West Pharmaceutical Services, Inc.	76,630	3,232,253
Wright Medical Group, Inc.(1)	94,500	2,967,300

		$11,641,590

Health Care Providers & Services — 2.3%
Amsurg Corp.(1)	27,017	$1,231,165
Team Health Holdings, Inc.(1)	74,480	3,719,531

		$4,950,696

Hotels, Restaurants & Leisure — 1.3%
Krispy Kreme Doughnuts, Inc.(1)	181,920	$2,907,082

		$2,907,082

Household Durables — 1.5%
Ryland Group, Inc. (The)	83,020	$3,274,309

		$3,274,309

Household Products — 1.4%
Church & Dwight Co., Inc.	43,470	$3,040,726

		$3,040,726

5	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.5%
NextEra Energy Partners LP(1)	31,094	$1,041,960

		$1,041,960

Insurance — 6.1%
Aspen Insurance Holdings, Ltd.	49,040	$2,227,397
Endurance Specialty Holdings, Ltd.	29,500	1,521,905
HCC Insurance Holdings, Inc.	62,650	3,066,091
Horace Mann Educators Corp.	109,380	3,420,312
Stewart Information Services Corp.	96,070	2,979,131

		$13,214,836

IT Services — 4.8%
Cardtronics, Inc.(1)	31,480	$1,072,838
Euronet Worldwide, Inc.(1)	98,000	4,727,520
WEX, Inc.(1)	42,730	4,485,368

		$10,285,726

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	157,400	$3,820,098

		$3,820,098

Machinery — 3.7%
RBC Bearings, Inc.	74,960	$4,801,188
Valmont Industries, Inc.	21,390	3,250,210

		$8,051,398

Marine — 1.7%
Kirby Corp.(1)	31,350	$3,672,339

		$3,672,339

Multiline Retail — 0.6%
Tuesday Morning Corp.(1)	75,790	$1,350,578

		$1,350,578

Oil, Gas & Consumable Fuels — 6.5%
Goodrich Petroleum Corp.(1)	186,450	$5,146,020
Kodiak Oil & Gas Corp.(1)	335,530	4,881,961
PDC Energy, Inc.(1)	63,370	4,001,816

		$14,029,797

Paper & Forest Products — 0.5%
Boise Cascade Co.(1)	37,729	$1,080,559

		$1,080,559

Security	Shares	Value

Professional Services — 0.7%
TriNet Group, Inc.(1)	60,029	$1,444,898

		$1,444,898

Real Estate Investment Trusts (REITs) — 4.3%
Gramercy Property Trust, Inc.	289,676	$1,752,540
PS Business Parks, Inc.	44,859	3,745,278
Sovran Self Storage, Inc.	21,730	1,678,644
Terreno Realty Corp.	115,410	2,230,875

		$9,407,337

Road & Rail — 1.9%
Avis Budget Group, Inc.(1)	69,750	$4,163,377

		$4,163,377

Semiconductors & Semiconductor Equipment — 3.5%
Cypress Semiconductor Corp.(1)	348,980	$3,807,372
Teradyne, Inc.	192,370	3,770,452

		$7,577,824

Software — 2.0%
Mentor Graphics Corp.	200,000	$4,314,000

		$4,314,000

Specialty Retail — 2.7%
DSW, Inc., Class A	56,510	$1,578,889
Restoration Hardware Holding, Inc.(1)	45,000	4,187,250

		$5,766,139

Transportation Infrastructure — 1.5%
Wesco Aircraft Holdings, Inc.(1)	159,640	$3,186,414

		$3,186,414

Total Common Stocks (identified cost $139,884,606)		$201,248,038

Exchange-Traded Funds — 6.0%

Security	Shares	Value

Equity Funds — 6.0%
iShares Russell 2000 ETF	80,000	$9,504,800
Vanguard Small-Cap ETF	29,000	3,396,480

		$12,901,280

Total Exchange-Traded Funds (identified cost $12,792,580)		$12,901,280

6	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$5,767	$5,767,392

Total Short-Term Investments (identified cost $5,767,392)		$5,767,392

Total Investments — 101.8% (identified cost $158,444,578)		$219,916,710

Other Assets, Less Liabilities — (1.8)%		$(3,863,402)

Net Assets — 100.0%		$216,053,308

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value (identified cost, $152,677,186)	$214,149,318
Affiliated investment, at value (identified cost, $5,767,392)	5,767,392
Dividends receivable	34,735
Interest receivable from affiliated investment	605
Receivable for investments sold	2,384,413
Receivable for Fund shares sold	263,641
Total assets	$222,600,104

Liabilities
Payable for investments purchased	$6,055,585
Payable for Fund shares redeemed	263,433
Payable to affiliates:
Investment adviser fee	130,447
Administration fee	26,089
Distribution and service fees	19,524
Trustees’ fees	2,519
Accrued expenses	49,199
Total liabilities	$6,546,796
Net Assets	$216,053,308

Sources of Net Assets
Paid-in capital	$132,113,293
Accumulated net realized gain	22,773,870
Accumulated net investment loss	(305,987)
Net unrealized appreciation	61,472,132
Net Assets	$216,053,308

Class A Shares
Net Assets	$33,567,547
Shares Outstanding	1,790,656
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.75
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.89

Class B Shares
Net Assets	$3,384,553
Shares Outstanding	186,445
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.15

Class C Shares
Net Assets	$12,276,296
Shares Outstanding	700,362
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.53

Class I Shares
Net Assets	$166,625,427
Shares Outstanding	8,500,577
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$19.60

Class R Shares
Net Assets	$199,485
Shares Outstanding	10,783
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.50

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends	$1,010,862
Interest allocated from affiliated investment	5,475
Expenses allocated from affiliated investment	(762)
Total investment income	$1,015,575

Expenses
Investment adviser fee	$802,668
Administration fee	160,533
Distribution and service fees
Class A	43,043
Class B	17,494
Class C	61,846
Class R	494
Trustees’ fees and expenses	5,540
Custodian fee	35,993
Transfer and dividend disbursing agent fees	112,198
Legal and accounting services	22,385
Printing and postage	13,710
Registration fees	34,805
Miscellaneous	10,854
Total expenses	$1,321,563
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$1,321,562

Net investment loss	$(305,987)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$15,401,362
Investment transactions allocated from affiliated investment	68
Net realized gain	$15,401,430
Change in unrealized appreciation (depreciation) —
Investments	$(6,987,759)
Net change in unrealized appreciation (depreciation)	$(6,987,759)

Net realized and unrealized gain	$8,413,671

Net increase in net assets from operations	$8,107,684

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment loss	$(305,987)	$(692,075)
Net realized gain from investment transactions	15,401,430	23,767,224
Net change in unrealized appreciation (depreciation) from investments	(6,987,759)	37,878,843
Net increase in net assets from operations	$8,107,684	$60,953,992
Distributions to shareholders —
From net investment income
Class A	$—	$(16,671)
Class B	—	(1,773)
Class C	—	(6,329)
Class I	—	(70,106)
Class R	—	(40)
From net realized gain
Class A	—	(2,124,723)
Class B	—	(224,408)
Class C	—	(823,946)
Class I	—	(9,193,420)
Class R	—	(11,645)
Total distributions to shareholders	$—	$(12,473,061)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,740,939	$5,027,538
Class B	24,003	186,731
Class C	598,484	2,936,479
Class I	16,507,431	20,853,738
Class R	42,970	111,810
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	1,999,766
Class B	—	183,455
Class C	—	668,228
Class I	—	8,082,047
Class R	—	11,575
Cost of shares redeemed
Class A	(6,716,199)	(10,672,271)
Class B	(406,643)	(440,826)
Class C	(2,531,900)	(3,700,626)
Class I	(27,349,321)	(25,804,476)
Class R	(54,299)	(1,745)
Net asset value of shares exchanged
Class A	174,955	354,364
Class B	(174,955)	(354,364)
Net decrease in net assets from Fund share transactions	$(18,144,535)	$(558,577)

Net increase (decrease) in net assets	$(10,036,851)	$47,922,354

Net Assets
At beginning of period	$226,090,159	$178,167,805
At end of period	$216,053,308	$226,090,159

Accumulated net investment loss included in net assets
At end of period	$(305,987)	$—

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2014

Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012		2011	2010		2009
Net asset value — Beginning of period	$18.040		$14.170	$13.550		$14.390	$11.520		$8.260

Income (Loss) From Operations
Net investment loss(1)	$(0.038)		$(0.084)	$(0.008)		$(0.124)	$(0.130)		$(0.085)
Net realized and unrealized gain (loss)	0.748		5.031	1.611		(0.716)	3.000		3.345

Total income (loss) from operations	$0.710		$4.947	$1.603		$(0.840)	$2.870		$3.260

Less Distributions
From net investment income	$—		$(0.008)	$(0.124)		$—	$—		$—
From net realized gain	—		(1.069)	(0.859)		—	—		—

Total distributions	$—		$(1.077)	$(0.983)		$—	$—		$—

Net asset value — End of period	$18.750		$18.040	$14.170		$13.550	$14.390		$11.520

Total Return(2)	3.94	%(3)	35.25%	11.85%		(5.84)%	24.91%		39.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,568		$37,128	$32,126		$44,565	$64,271		$54,950
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.37	%(6)	1.36%	1.40%		1.48%	1.50	%(7)	1.50	%(7)
Net investment loss	(0.43	)%(6)	(0.51)%	(0.06)%		(0.87)%	(1.07)%		(0.91)%
Portfolio Turnover of the Portfolio(8)	—		—	31	%(3)	85%	96%		91%
Portfolio Turnover of the Fund	30	%(3)	44%	31	%(3)(9)	—	—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05% and 0.30% of average daily net assets for the years ended December 31, 2010 and 2009, respectively). Absent this waiver and/or subsidy, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012		2011	2010		2009
Net asset value — Beginning of period	$17.530		$13.900	$13.300		$14.230	$11.480		$8.290

Income (Loss) From Operations
Net investment loss(1)	$(0.101)		$(0.201)	$(0.111)		$(0.226)	$(0.221)		$(0.156)
Net realized and unrealized gain (loss)	0.721		4.908	1.574		(0.704)	2.971		3.346

Total income (loss) from operations	$0.620		$4.707	$1.463		$(0.930)	$2.750		$3.190

Less Distributions
From net investment income	$—		$(0.008)	$(0.004)		$—	$—		$—
From net realized gain	—		(1.069)	(0.859)		—	—		—

Total distributions	$—		$(1.077)	$(0.863)		$—	$—		$—

Net asset value — End of period	$18.150		$17.530	$13.900		$13.300	$14.230		$11.480

Total Return(2)	3.54	%(3)	34.20%	11.00%		(6.54)%	23.95%		38.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,385		$3,832	$3,421		$4,724	$5,104		$3,674
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.12	%(6)	2.11%	2.16%		2.23%	2.25	%(7)	2.25	%(7)
Net investment loss	(1.18	)%(6)	(1.25)%	(0.81)%		(1.61)%	(1.82)%		(1.66)%
Portfolio Turnover of the Portfolio(8)	—		—	31	%(3)	85%	96%		91%
Portfolio Turnover of the Fund	30	%(3)	44%	31	%(3)(9)	—	—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05% and 0.30% of average daily net assets for the years ended December 31, 2010 and 2009, respectively). Absent this waiver and/or subsidy, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012		2011	2010		2009
Net asset value — Beginning of period	$16.930		$13.450	$12.900		$13.800	$11.140		$8.040

Income (Loss) From Operations
Net investment loss(1)	$(0.098)		$(0.195)	$(0.107)		$(0.221)	$(0.213)		$(0.153)
Net realized and unrealized gain (loss)	0.698		4.752	1.530		(0.679)	2.873		3.253

Total income (loss) from operations	$0.600		$4.557	$1.423		$(0.900)	$2.660		$3.100

Less Distributions
From net investment income	$—		$(0.008)	$(0.014)		$—	$—		$—
From net realized gain	—		(1.069)	(0.859)		—	—		—

Total distributions	$—		$(1.077)	$(0.873)		$—	$—		$—

Net asset value — End of period	$17.530		$16.930	$13.450		$12.900	$13.800		$11.140

Total Return(2)	3.54	%(3)	34.24%	11.03%		(6.52)%	23.88%		38.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,276		$13,806	$11,099		$13,663	$17,986		$15,030
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.12	%(6)	2.11%	2.16%		2.23%	2.25	%(7)	2.25	%(7)
Net investment loss	(1.17	)%(6)	(1.25)%	(0.80)%		(1.62)%	(1.81)%		(1.67)%
Portfolio Turnover of the Portfolio(8)	—		—	31	%(3)	85%	96%		91%
Portfolio Turnover of the Fund	30	%(3)	44%	31	%(3)(9)	—	—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05% and 0.30% of average daily net assets for the years ended December 31, 2010 and 2009, respectively). Absent this waiver and/or subsidy, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012		2011	2010		2009
Net asset value — Beginning of period	$18.840		$14.720	$14.050		$14.880	$11.890		$8.500

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.016)		$(0.036)	$0.030		$(0.088)	$(0.101)		$(0.077)
Net realized and unrealized gain (loss)	0.776		5.233	1.665		(0.742)	3.091		3.467

Total income (loss) from operations	$0.760		$5.197	$1.695		$(0.830)	$2.990		$3.390

Less Distributions
From net investment income	$—		$(0.008)	$(0.166)		$—	$—		$—
From net realized gain	—		(1.069)	(0.859)		—	—		—

Total distributions	$—		$(1.077)	$(1.025)		$—	$—		$—

Net asset value — End of period	$19.600		$18.840	$14.720		$14.050	$14.880		$11.890

Total Return(2)	4.03	%(3)	35.63%	12.08%		(5.58)%	25.15%		39.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$166,625		$171,120	$131,456		$100,509	$94,817		$39,921
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.12	%(6)	1.12%	1.15%		1.23%	1.25	%(7)	1.25	%(7)
Net investment income (loss)	(0.17	)%(6)	(0.21)%	0.21%		(0.60)%	(0.80)%		(0.73)%
Portfolio Turnover of the Portfolio(8)	—		—	31	%(3)	85%	96%		91%
Portfolio Turnover of the Fund	30	%(3)	44%	31	%(3)(9)	—	—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The administrator of the Fund subsidized certain operating expenses (equal to 0.05% and 0.30% of average daily net assets for the years ended December 31, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2014

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,						Period Ended December 31, 2009(1)
			2013	2012		2011	2010
Net asset value — Beginning of period	$17.820		$14.040	$13.460		$14.330	$11.510		$9.820

Income (Loss) From Operations
Net investment loss(2)	$(0.059)		$(0.110)	$(0.027)		$(0.159)	$(0.157)		$(0.061)
Net realized and unrealized gain (loss)	0.739		4.967	1.584		(0.711)	2.977		1.751

Total income (loss) from operations	$0.680		$4.857	$1.557		$(0.870)	$2.820		$1.690

Less Distributions
From net investment income	$—		$(0.008)	$(0.118)		$—	$—		$—
From net realized gain	—		(1.069)	(0.859)		—	—		—

Total distributions	$—		$(1.077)	$(0.977)		$—	$—		$—

Net asset value — End of period	$18.500		$17.820	$14.040		$13.460	$14.330		$11.510

Total Return(3)	3.82	%(4)	34.93%	11.58%		(6.07)%	24.50%		17.21	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$199		$205	$65		$37	$50		$28
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.62	%(7)	1.61%	1.65%		1.73%	1.75	%(8)	1.75	%(7)(8)
Net investment loss	(0.67	)%(7)	(0.66)%	(0.19)%		(1.12)%	(1.28)%		(1.36	)%(7)
Portfolio Turnover of the Portfolio(9)	—		—	31	%(4)	85%	96%		91	%(10)
Portfolio Turnover of the Fund	30	%(4)	44%	31	%(4)(11)	—	—		—

(1)	For the period from commencement of operations on August 3, 2009 to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The administrator of the Fund subsidized certain operating expenses (equal to 0.05% and 0.30% of average daily net assets for the year ended December 31, 2010 and the period ended December 31, 2009, respectively). Absent this subsidy, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the Portfolio’s year ended December 31, 2009.

(11)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

15	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

16

Eaton Vance

Small-Cap Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2014, the Fund’s investment adviser fee amounted to $802,668 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2014, the administration fee amounted to $160,533.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $3,390 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,627 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $43,043 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $13,120 and $46,384 for Class B and Class C shares, respectively.

17

Eaton Vance

Small-Cap Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $247 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2014 amounted to $4,374, $15,462 and $247 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2014, the Fund was informed that EVD received approximately $3,000 and $100 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $63,636,268 and $79,038,497, respectively, for the six months ended June 30, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	96,890	308,677
Issued to shareholders electing to receive payments of distributions in Fund shares	—	115,734
Redemptions	(374,413)	(655,280)
Exchange from Class B shares	9,658	22,122

Net decrease	(267,865)	(208,747)

Class B	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	1,366	11,482
Issued to shareholders electing to receive payments of distributions in Fund shares	—	10,921
Redemptions	(23,555)	(27,324)
Exchange to Class A shares	(9,960)	(22,622)

Net decrease	(32,149)	(27,543)

18

Eaton Vance

Small-Cap Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	35,726	188,350
Issued to shareholders electing to receive payments of distributions in Fund shares	—	41,198
Redemptions	(150,913)	(239,217)

Net decrease	(115,187)	(9,669)

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	884,986	1,229,600
Issued to shareholders electing to receive payments of distributions in Fund shares	—	448,044
Redemptions	(1,468,823)	(1,520,731)

Net increase (decrease)	(583,837)	156,913

Class R	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	2,413	6,309
Issued to shareholders electing to receive payments of distributions in Fund shares	—	678
Redemptions	(3,113)	(102)

Net increase (decrease)	(700)	6,885

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$158,813,559

Gross unrealized appreciation	$62,637,399
Gross unrealized depreciation	(1,534,248)

Net unrealized appreciation	$61,103,151

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

19

Eaton Vance

Small-Cap Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$201,248,038	*	$—	$—	$201,248,038
Exchange-Traded Funds	12,901,280		—	—	12,901,280
Short-Term Investments	—		5,767,392	—	5,767,392

Total Investments	$214,149,318		$5,767,392	$—	$219,916,710

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Small-Cap Fund

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	6,580,817	317,645
Cynthia E. Frost	6,581,543	316,919
George J. Gorman	6,581,117	317,345
Valerie A. Mosley	6,581,543	316,919
Harriett Tee Taggart	6,572,244	326,218

(1)	Excludes fractional shares.

21

Eaton Vance

Small-Cap Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

22

Eaton Vance

Small-Cap Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Small-Cap Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

23

Eaton Vance

Small-Cap Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

24

Eaton Vance

Small-Cap Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7699    6.30.14

Eaton Vance

Small-Cap Value Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Small-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	7

Special Meeting of Shareholders	19

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Performance1,2

Portfolio Managers Gregory R. Greene, CFA, J. Bradley Ohlmuller, CFA and Patrick J. O’Brien

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/28/2002	06/28/2002	4.95%	21.20%	16.77%	7.90%
Class A with 5.75% Maximum Sales Charge	—	—	–1.08	14.22	15.39	7.27
Class B at NAV	07/09/2002	07/09/2002	4.54	20.28	15.90	7.10
Class B with 5% Maximum Sales Charge	—	—	–0.46	15.28	15.68	7.10
Class C at NAV	07/03/2002	07/03/2002	4.56	20.29	15.91	7.10
Class C with 1% Maximum Sales Charge	—	—	3.56	19.29	15.91	7.10
Class I at NAV	10/01/2009	06/28/2002	5.06	21.49	17.04	8.03
Russell 2000 Value Index	—	—	4.20%	22.54%	19.87%	8.23%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			1.75%	2.50%	2.50%	1.50%
Net			1.45	2.20	2.20	1.20

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Stone Energy Corp.	4.1%
ConnectOne Bancorp, Inc. (old)	3.7
Bancorp, Inc. (The)	3.0
EnPro Industries, Inc.	3.0
Eagle Bancorp, Inc.	2.7
Prosperity Bancshares, Inc.	2.7
Teleflex, Inc.	2.6
Entegris, Inc.	2.6
Saia, Inc.	2.5
Prestige Brands Holdings, Inc.	2.5
Total	29.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

Russell 2000 Value Index is an unmanaged index of U.S. small-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,049.50	$7.37	**	1.45%
Class B	$1,000.00	$1,045.40	$11.16	**	2.20%
Class C	$1,000.00	$1,045.60	$11.16	**	2.20%
Class I	$1,000.00	$1,050.60	$6.10	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25	**	1.45%
Class B	$1,000.00	$1,013.90	$10.99	**	2.20%
Class C	$1,000.00	$1,013.90	$10.99	**	2.20%
Class I	$1,000.00	$1,018.80	$6.01	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value

Aerospace & Defense — 0.8%
Ducommun, Inc.(1)	11,250	$293,963

		$293,963

Airlines — 0.8%
Spirit Airlines, Inc.(1)	4,997	$316,010

		$316,010

Auto Components — 2.0%
Dana Holding Corp.	31,660	$773,137

		$773,137

Banks — 19.6%
1st Source Corp.	13,180	$403,572
Bancorp, Inc. (The)(1)	98,660	1,175,041
Bridge Capital Holdings(1)	15,300	370,413
ConnectOne Bancorp, Inc. (old)(1)	28,280	1,410,889
ConnectOne Bancorp, Inc.	12,180	234,221
Eagle Bancorp, Inc.(1)	31,187	1,052,561
First Business Financial Services, Inc.	6,080	285,942
German American Bancorp, Inc.	10,670	288,944
Peoples Bancorp, Inc.	9,990	264,236
Prosperity Bancshares, Inc.	16,477	1,031,460
South State Corp.	6,320	383,434
Texas Capital Bancshares, Inc.(1)	6,900	372,255
Yadkin Financial Corp.(1)	15,220	286,745

		$7,559,713

Building Products — 2.4%
A.O. Smith Corp.	18,604	$922,386

		$922,386

Chemicals — 4.0%
Calgon Carbon Corp.(1)	17,947	$400,757
Innophos Holdings, Inc.	9,178	528,377
RPM International, Inc.	13,397	618,673

		$1,547,807

Construction & Engineering — 4.1%
EMCOR Group, Inc.	18,479	$822,870
MasTec, Inc.(1)	24,284	748,433

		$1,571,303

Security	Shares	Value

Containers & Packaging — 2.0%
AptarGroup, Inc.	11,656	$781,069

		$781,069

Distributors — 2.3%
Core-Mark Holding Co., Inc.	19,340	$882,484

		$882,484

Electric Utilities — 1.5%
Portland General Electric Co.	16,613	$575,973

		$575,973

Electronic Equipment, Instruments & Components — 0.7%
Itron, Inc.(1)	6,348	$257,411

		$257,411

Energy Equipment & Services — 1.9%
Hornbeck Offshore Services, Inc.(1)	15,946	$748,186

		$748,186

Food Products — 3.6%
Darling Ingredients, Inc.(1)	34,345	$717,810
Inventure Foods, Inc.(1)	59,000	664,930

		$1,382,740

Health Care Equipment & Supplies — 5.1%
Analogic Corp.	8,670	$678,341
Teleflex, Inc.	9,687	1,022,947
West Pharmaceutical Services, Inc.	6,562	276,785

		$1,978,073

Insurance — 5.1%
Federated National Holding Co.	22,592	$576,096
Horace Mann Educators Corp.	18,600	581,622
Protective Life Corp.	11,591	803,604

		$1,961,322

Internet & Catalog Retail — 2.1%
FTD Cos., Inc.(1)	25,360	$806,194

		$806,194

IT Services — 1.0%
MAXIMUS, Inc.	8,634	$371,435

		$371,435

5	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 7.3%
Barnes Group, Inc.	24,196	$932,514
Crane Co.	9,882	734,825
EnPro Industries, Inc.(1)	15,799	1,155,855

		$2,823,194

Oil, Gas & Consumable Fuels — 5.7%
Stone Energy Corp.(1)	33,575	$1,570,974
VAALCO Energy, Inc.(1)	89,010	643,543

		$2,214,517

Pharmaceuticals — 2.4%
Prestige Brands Holdings, Inc.(1)	27,940	$946,887

		$946,887

Real Estate Investment Trusts (REITs) — 5.7%
Colony Financial, Inc.	17,000	$394,740
LaSalle Hotel Properties	21,518	759,370
Pebblebrook Hotel Trust	13,329	492,640
PS Business Parks, Inc.	6,732	562,055

		$2,208,805

Road & Rail — 3.0%
Old Dominion Freight Line, Inc.(1)	3,006	$191,422
Saia, Inc.(1)	21,610	949,327

		$1,140,749

Semiconductors & Semiconductor Equipment — 7.5%
Entegris, Inc.(1)	73,150	$1,005,447
Photronics, Inc.(1)	95,690	822,934
Silicon Motion Technology Corp. ADR	10,510	214,719
Synaptics, Inc.(1)	9,370	849,297

		$2,892,397

Software — 1.5%
NICE Systems, Ltd. ADR	13,980	$570,524

		$570,524

Specialty Retail — 2.6%
CST Brands, Inc.	15,650	$539,925
Stage Stores, Inc.	24,050	449,494

		$989,419

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.3%
Iconix Brand Group, Inc.(1)	20,724	$889,889

		$889,889

Thrifts & Mortgage Finance — 2.3%
Capitol Federal Financial, Inc.	32,710	$397,754
First Defiance Financial Corp.	17,720	508,564

		$906,318

Total Common Stocks (identified cost $26,354,729)		$38,311,905

Short-Term Investments — 1.4%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/14	$551	$551,272

Total Short-Term Investments (identified cost $551,272)		$551,272

Total Investments — 100.7% (identified cost $26,906,001)		$38,863,177

Other Assets, Less Liabilities — (0.7)%		$(261,020)

Net Assets — 100.0%		$38,602,157

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

6	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investments, at value (identified cost, $26,906,001)	$38,863,177
Dividends receivable	26,839
Receivable for Fund shares sold	21,288
Receivable from affiliate	11,221
Total assets	$38,922,525

Liabilities
Payable for investments purchased	$204,866
Payable for Fund shares redeemed	54,960
Payable to affiliates:
Investment adviser fee	23,582
Administration fee	4,716
Distribution and service fees	14,508
Trustees’ fees	535
Accrued expenses	17,201
Total liabilities	$320,368
Net Assets	$38,602,157

Sources of Net Assets
Paid-in capital	$24,421,498
Accumulated net realized gain	2,316,553
Accumulated net investment loss	(93,070)
Net unrealized appreciation	11,957,176
Net Assets	$38,602,157

Class A Shares
Net Assets	$23,919,747
Shares Outstanding	1,311,669
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.24
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.35

Class B Shares
Net Assets	$1,898,521
Shares Outstanding	111,421
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.04

Class C Shares
Net Assets	$9,842,763
Shares Outstanding	579,806
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.98

Class I Shares
Net Assets	$2,941,126
Shares Outstanding	159,192
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends (net of foreign taxes, $671)	$213,086
Interest	33
Total investment income	$213,119

Expenses
Investment adviser fee	$156,318
Administration fee	28,215
Distribution and service fees
Class A	29,188
Class B	10,336
Class C	48,109
Trustees’ fees and expenses	1,140
Custodian fee	16,815
Transfer and dividend disbursing agent fees	32,927
Legal and accounting services	15,370
Printing and postage	11,575
Registration fees	28,322
Miscellaneous	6,755
Total expenses	$385,070
Deduct —
Allocation of expenses to affiliates	$71,710
Reduction of custodian fee	3
Total expense reductions	$71,713

Net expenses	$313,357

Net investment loss	$(100,238)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,964,208
Net realized gain	$1,964,208
Change in unrealized appreciation (depreciation) —
Investments	$(112,974)
Net change in unrealized appreciation (depreciation)	$(112,974)

Net realized and unrealized gain	$1,851,234

Net increase in net assets from operations	$1,750,996

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment loss	$(100,238)	$(192,220)
Net realized gain from investment and foreign currency transactions	1,964,208	2,816,891
Net change in unrealized appreciation (depreciation) from investments	(112,974)	6,764,794
Net increase in net assets from operations	$1,750,996	$9,389,465
Distributions to shareholders —
From net realized gain
Class A	$—	$(1,694,744)
Class B	—	(177,413)
Class C	—	(726,847)
Class I	—	(165,067)
Total distributions to shareholders	$—	$(2,764,071)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,554,746	$5,539,506
Class B	43,358	428,685
Class C	797,110	2,039,732
Class I	569,330	1,106,964
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	1,654,918
Class B	—	163,000
Class C	—	618,653
Class I	—	149,271
Cost of shares redeemed
Class A	(3,123,968)	(6,601,794)
Class B	(387,881)	(504,225)
Class C	(1,256,339)	(2,303,913)
Class I	(191,705)	(793,115)
Net asset value of shares exchanged
Class A	188,910	204,355
Class B	(188,910)	(204,355)
Net increase (decrease) in net assets from Fund share transactions	$(1,995,349)	$1,497,682

Net increase (decrease) in net assets	$(244,353)	$8,123,076

Net Assets
At beginning of period	$38,846,510	$30,723,434
At end of period	$38,602,157	$38,846,510

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(93,070)	$7,168

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010		2009
Net asset value — Beginning of period	$17.380		$14.230	$14.120	$14.510	$12.320		$9.910

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.028)		$(0.053)	$0.020	$(0.012)	$0.003	(2)	$0.027
Net realized and unrealized gain (loss)	0.888		4.476	1.341	(0.233)	2.187		2.383

Total income (loss) from operations	$0.860		$4.423	$1.361	$(0.245)	$2.190		$2.410

Less Distributions
From net realized gain	$—		$(1.273)	$(1.251)	$(0.145)	$—		$—

Total distributions	$—		$(1.273)	$(1.251)	$(0.145)	$—		$—

Net asset value — End of period	$18.240		$17.380	$14.230	$14.120	$14.510		$12.320

Total Return(3)(4)	4.95	%(5)	31.47%	9.59%	(1.68)%	17.78%		24.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,920		$24,197	$19,174	$22,099	$25,220		$18,471
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	1.45	%(7)	1.45%	1.45%	1.56%	1.65%		1.65%
Net investment income (loss)	(0.32	)%(7)	(0.32)%	0.14%	(0.09)%	0.03	%(2)	0.26%
Portfolio Turnover	16	%(5)	52%	36%	30%	42%		48%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.17)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.38%, 0.55%, 0.63%, 0.49%, 0.39% and 0.74% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010		2009
Net asset value — Beginning of period	$16.300		$13.510	$13.560	$14.050	$12.020		$9.740

Income (Loss) From Operations
Net investment loss(1)	$(0.088)		$(0.167)	$(0.088)	$(0.117)	$(0.094	)(2)	$(0.046)
Net realized and unrealized gain (loss)	0.828		4.230	1.289	(0.228)	2.124		2.326

Total income (loss) from operations	$0.740		$4.063	$1.201	$(0.345)	$2.030		$2.280

Less Distributions
From net realized gain	$—		$(1.273)	$(1.251)	$(0.145)	$—		$—

Total distributions	$—		$(1.273)	$(1.251)	$(0.145)	$—		$—

Net asset value — End of period	$17.040		$16.300	$13.510	$13.560	$14.050		$12.020

Total Return(3)(4)	4.54	%(5)	30.47%	8.80%	(2.45)%	16.89%		23.41%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,899		$2,345	$2,041	$2,371	$2,666		$2,277
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	2.20	%(7)	2.20%	2.20%	2.31%	2.40%		2.40%
Net investment loss	(1.08	)%(7)	(1.08)%	(0.62)%	(0.84)%	(0.74	)%(2)	(0.46)%
Portfolio Turnover	16	%(5)	52%	36%	30%	42%		48%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends which amounted to $0.023 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.93)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.38%, 0.55%, 0.63%, 0.49%, 0.39% and 0.74% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010		2009
Net asset value — Beginning of period	$16.240		$13.460	$13.520	$14.000	$11.980		$9.720

Income (Loss) From Operations
Net investment loss(1)	$(0.087)		$(0.165)	$(0.086)	$(0.115)	$(0.093	)(2)	$(0.049)
Net realized and unrealized gain (loss)	0.827		4.218	1.277	(0.220)	2.113		2.309

Total income (loss) from operations	$0.740		$4.053	$1.191	$(0.335)	$2.020		$2.260

Less Distributions
From net realized gain	$—		$(1.273)	$(1.251)	$(0.145)	$—		$—

Total distributions	$—		$(1.273)	$(1.251)	$(0.145)	$—		$—

Net asset value — End of period	$16.980		$16.240	$13.460	$13.520	$14.000		$11.980

Total Return(3)(4)	4.56	%(5)	30.51%	8.76%	(2.39)%	16.86%		23.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,843		$9,876	$7,911	$8,702	$9,225		$8,056
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	2.20	%(7)	2.20%	2.20%	2.31%	2.40%		2.40%
Net investment loss	(1.06	)%(7)	(1.07)%	(0.61)%	(0.83)%	(0.74	)%(2)	(0.49)%
Portfolio Turnover	16	%(5)	52%	36%	30%	42%		48%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends which amounted to $0.023 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.93)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.38%, 0.55%, 0.63%, 0.49%, 0.39% and 0.74% of average daily net assets for the six months ended June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010 and 2009, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2009(1)
			2013	2012	2011	2010
Net asset value — Beginning of period	$17.590		$14.350	$14.190	$14.550	$12.330		$11.600

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.005)		$(0.010)	$0.061	$0.035	$0.044	(3)	$0.008
Net realized and unrealized gain (loss)	0.895		4.523	1.350	(0.250)	2.176		0.722

Total income (loss) from operations	$0.890		$4.513	$1.411	$(0.215)	$2.220		$0.730

Less Distributions
From net realized gain	$—		$(1.273)	$(1.251)	$(0.145)	$—		$—

Total distributions	$—		$(1.273)	$(1.251)	$(0.145)	$—		$—

Net asset value — End of period	$18.480		$17.590	$14.350	$14.190	$14.550		$12.330

Total Return(4)(5)	5.06	%(6)	31.84%	9.89%	(1.47)%	18.00%		6.29	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,941		$2,428	$1,598	$1,322	$468		$103
Ratios (as a percentage of average daily net assets):
Expenses(5)(7)	1.20	%(8)	1.20%	1.20%	1.28%	1.40%		1.40	%(8)
Net investment income (loss)	(0.05	)%(8)	(0.06)%	0.41%	0.24%	0.34	%(3)	0.28	%(8)
Portfolio Turnover	16	%(6)	52%	36%	30%	42%		48	%(9)

(1)	For the period from the start of business, October 1, 2009, to December 31, 2009.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends which amounted to $0.033 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.09%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser and/or administrator subsidized certain operating expenses (equal to 0.38%, 0.55%, 0.63%, 0.49%, 0.39% and 0.74% of average daily net assets for the six months ended June 30, 2014, the years ended December 31, 2013, 2012, 2011 and 2010 and the period ended December 31, 2009, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	For the year ended December 31, 2009.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

14

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR effective March 1, 2014, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. Prior to March 1, 2014, the fee was computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and at reduced rates on net assets of $500 million or more. For the six months ended June 30, 2014, the investment adviser fee amounted to $156,318 or 0.83% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2014, the administration fee amounted to $28,215. BMR and EVM have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.45%, 2.20%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2015. Pursuant to this agreement, BMR and EVM were allocated $71,710 in total of the Fund’s operating expenses for the six months ended June 30, 2014. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $1,746 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $945 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid

15

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

or accrued to EVD for the six months ended June 30, 2014 amounted to $29,188 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $7,752 and $36,082 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2014 amounted to $2,584 and $12,027 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2014, the Fund was informed that EVD received approximately $4,000 and $500 of CDSCs paid by Class B and Class C shareholders, respectively and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $6,195,975 and $7,877,478, respectively, for the six months ended June 30, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	88,386	340,206
Issued to shareholders electing to receive payments of distributions in Fund shares	—	98,108
Redemptions	(179,457)	(406,096)
Exchange from Class B shares	10,607	12,246

Net increase (decrease)	(80,464)	44,464

Class B	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	2,630	27,356
Issued to shareholders electing to receive payments of distributions in Fund shares	—	10,282
Redemptions	(23,727)	(31,938)
Exchange to Class A shares	(11,334)	(12,957)

Net decrease	(32,431)	(7,257)

16

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	48,688	132,159
Issued to shareholders electing to receive payments of distributions in Fund shares	—	39,185
Redemptions	(76,996)	(151,015)

Net increase (decrease)	(28,308)	20,329

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	31,841	65,936
Issued to shareholders electing to receive payments of distributions in Fund shares	—	8,751
Redemptions	(10,714)	(47,996)

Net increase	21,127	26,691

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,906,643

Gross unrealized appreciation	$12,460,681
Gross unrealized depreciation	(504,147)

Net unrealized appreciation	$11,956,534

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$38,311,905	*	$—	$—	$38,311,905
Short-Term Investments	—		551,272	—	551,272

Total Investments	$38,311,905		$551,272	$—	$38,863,177

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	1,383,445	56,668
Cynthia E. Frost	1,383,445	56,668
George J. Gorman	1,383,445	56,668
Valerie A. Mosley	1,383,445	56,668
Harriett Tee Taggart	1,376,277	63,835

(1)	Excludes fractional shares.

19

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Small-Cap Value Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

21

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 and March 31, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

22

Eaton Vance

Small-Cap Value Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Small-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Value Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7723    6.30.14

Eaton Vance

Special Equities Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Special Equities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	8

Special Meeting of Shareholders	19

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Special Equities Fund

June 30, 2014

Performance1,2

Portfolio Manager Nancy B. Tooke, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	3.31%	24.86%	17.93%	8.51%
Class A with 5.75% Maximum Sales Charge	—	—	–2.65	17.68	16.55	7.87
Class C at NAV	11/17/1994	04/22/1968	2.94	23.95	17.06	7.72
Class C with 1% Maximum Sales Charge	—	—	1.94	22.95	17.06	7.72
Class I at NAV	07/29/2011	04/22/1968	3.47	25.19	18.12	8.60
Russell 2500 Index	—	—	5.95%	25.58%	21.62%	9.77%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.31%	2.06%	1.06%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Lazard, Ltd., Class A	2.4%
Cytec Industries, Inc.	2.3
Kodiak Oil & Gas Corp.	2.3
Restoration Hardware Holding, Inc.	2.1
WEX, Inc.	2.1
Methode Electronics, Inc.	2.1
Quanta Services, Inc.	2.0
Essex Property Trust, Inc.	2.0
Dana Holding Corp.	2.0
Avis Budget Group, Inc.	1.9
Total	21.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Special Equities Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

Russell 2500 Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Special Equities Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.10	$6.50	1.29%
Class C	$1,000.00	$1,029.40	$10.26	2.04%
Class I	$1,000.00	$1,034.70	$5.25	1.04%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.46	1.29%
Class C	$1,000.00	$1,014.70	$10.19	2.04%
Class I	$1,000.00	$1,019.60	$5.21	1.04%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

4

Eaton Vance

Special Equities Fund

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value

Auto Components — 2.0%
Dana Holding Corp.	50,410	$1,231,012

		$1,231,012

Banks — 7.7%
First Republic Bank	21,650	$1,190,533
PacWest Bancorp	14,650	632,440
Signature Bank(1)	7,950	1,003,131
SVB Financial Group(1)	8,640	1,007,597
Texas Capital Bancshares, Inc.(1)	18,848	1,016,850

		$4,850,551

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	18,940	$1,087,724

		$1,087,724

Capital Markets — 5.7%
Affiliated Managers Group, Inc.(1)	5,060	$1,039,324
Cohen & Steers, Inc.	23,193	1,006,112
Lazard, Ltd., Class A	29,550	1,523,598

		$3,569,034

Chemicals — 5.3%
Balchem Corp.	18,800	$1,006,928
Cytec Industries, Inc.	13,890	1,464,284
FMC Corp.	12,580	895,570

		$3,366,782

Commercial Services & Supplies — 1.5%
Interface, Inc.	51,530	$970,825

		$970,825

Communications Equipment — 1.5%
Riverbed Technology, Inc.(1)	44,670	$921,542

		$921,542

Construction & Engineering — 2.5%
Foster Wheeler AG	9,030	$307,652
Quanta Services, Inc.(1)	37,290	1,289,488

		$1,597,140

Security	Shares	Value

Containers & Packaging — 1.5%
AptarGroup, Inc.	14,210	$952,212

		$952,212

Electrical Equipment — 3.1%
AMETEK, Inc.	17,035	$890,590
Generac Holdings, Inc.(1)	21,630	1,054,246

		$1,944,836

Electronic Equipment, Instruments & Components — 8.3%
FEI Co.	11,310	$1,026,156
FLIR Systems, Inc.	31,080	1,079,409
Methode Electronics, Inc.	34,100	1,302,961
National Instruments Corp.	26,500	858,335
Trimble Navigation, Ltd.(1)	25,580	945,181

		$5,212,042

Energy Equipment & Services — 1.5%
Dresser-Rand Group, Inc.(1)	14,590	$929,821

		$929,821

Food & Staples Retailing — 1.5%
United Natural Foods, Inc.(1)	14,730	$958,923

		$958,923

Health Care Equipment & Supplies — 4.9%
Analogic Corp.	10,810	$845,774
Cooper Cos., Inc. (The)	7,060	956,842
ICU Medical, Inc.(1)	5,020	305,266
West Pharmaceutical Services, Inc.	22,450	946,941

		$3,054,823

Health Care Providers & Services — 1.7%
Team Health Holdings, Inc.(1)	21,800	$1,088,692

		$1,088,692

Household Durables — 1.5%
Ryland Group, Inc. (The)	23,870	$941,433

		$941,433

Household Products — 1.7%
Church & Dwight Co., Inc.	15,638	$1,093,878

		$1,093,878

5	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.5%
NextEra Energy Partners LP(1)	9,091	$304,639

		$304,639

Insurance — 4.1%
Aspen Insurance Holdings, Ltd.	14,199	$644,919
Endurance Specialty Holdings, Ltd.	8,980	463,278
HCC Insurance Holdings, Inc.	10,160	497,230
Horace Mann Educators Corp.	32,110	1,004,080

		$2,609,507

Internet Software & Services — 1.3%
Rackspace Hosting, Inc.(1)	24,090	$810,869

		$810,869

IT Services — 5.0%
Euronet Worldwide, Inc.(1)	19,900	$959,976
Teradata Corp.(1)	22,550	906,510
WEX, Inc.(1)	12,510	1,313,175

		$3,179,661

Life Sciences Tools & Services — 1.8%
Bruker Corp.(1)	45,800	$1,111,566

		$1,111,566

Machinery — 5.4%
Lincoln Electric Holdings, Inc.	4,560	$318,653
Pall Corp.	11,070	945,267
RBC Bearings, Inc.	16,571	1,061,373
Valmont Industries, Inc.	6,900	1,048,455

		$3,373,748

Marine — 1.6%
Kirby Corp.(1)	8,490	$994,519

		$994,519

Oil, Gas & Consumable Fuels — 5.7%
Gulfport Energy Corp.(1)	15,690	$985,332
Kodiak Oil & Gas Corp.(1)	99,170	1,442,924
PDC Energy, Inc.(1)	18,720	1,182,168

		$3,610,424

Security	Shares	Value

Professional Services — 0.7%
TriNet Group, Inc.(1)	17,517	$421,634

		$421,634

Real Estate Investment Trusts (REITs) — 3.0%
Essex Property Trust, Inc.	6,660	$1,231,501
PS Business Parks, Inc.	7,770	648,717

		$1,880,218

Road & Rail — 3.7%
Avis Budget Group, Inc.(1)	20,220	$1,206,932
Kansas City Southern	10,720	1,152,507

		$2,359,439

Semiconductors & Semiconductor Equipment — 3.5%
Cypress Semiconductor Corp.(1)	101,040	$1,102,346
Teradyne, Inc.	55,540	1,088,584

		$2,190,930

Software — 3.2%
Mentor Graphics Corp.	46,570	$1,004,515
PTC, Inc.(1)	26,680	1,035,184

		$2,039,699

Specialty Retail — 2.9%
DSW, Inc., Class A	16,600	$463,804
Restoration Hardware Holding, Inc.(1)	14,410	1,340,851

		$1,804,655

Technology Hardware, Storage & Peripherals — 1.7%
NCR Corp.(1)	29,910	$1,049,542

		$1,049,542

Transportation Infrastructure — 1.4%
Wesco Aircraft Holdings, Inc.(1)	44,550	$889,218

		$889,218

Total Common Stocks (identified cost $46,921,464)		$62,401,538

6	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(2)	$605	$605,046

Total Short-Term Investments (identified cost $605,046)		$605,046

Total Investments — 100.1% (identified cost $47,526,510)		$63,006,584

Other Assets, Less Liabilities — (0.1)%		$(66,860)

Net Assets — 100.0%		$62,939,724

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value (identified cost, $46,921,464)	$62,401,538
Affiliated investment, at value (identified cost, $605,046)	605,046
Dividends receivable	19,469
Interest receivable from affiliated investment	88
Receivable for investments sold	700,187
Receivable for Fund shares sold	2,403
Total assets	$63,728,731

Liabilities
Payable for investments purchased	$664,435
Payable for Fund shares redeemed	53,644
Payable to affiliates:
Investment adviser fee	32,275
Distribution and service fees	10,742
Trustees’ fees	794
Accrued expenses	27,117
Total liabilities	$789,007
Net Assets	$62,939,724

Sources of Net Assets
Paid-in capital	$51,963,566
Accumulated net realized loss	(4,351,712)
Accumulated net investment loss	(152,204)
Net unrealized appreciation	15,480,074
Net Assets	$62,939,724

Class A Shares
Net Assets	$40,125,780
Shares Outstanding	1,759,553
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.80
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$24.19

Class C Shares
Net Assets	$3,259,752
Shares Outstanding	152,531
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$21.37

Class I Shares
Net Assets	$19,554,192
Shares Outstanding	850,610
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends	$222,042
Interest allocated from affiliated investment	982
Expenses allocated from affiliated investment	(126)
Total investment income	$222,898

Expenses
Investment adviser fee	$193,059
Distribution and service fees
Class A	49,540
Class C	15,908
Trustees’ fees and expenses	1,725
Custodian fee	19,664
Transfer and dividend disbursing agent fees	41,762
Legal and accounting services	21,599
Printing and postage	13,666
Registration fees	20,207
Miscellaneous	5,257
Total expenses	$382,387
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$382,386

Net investment loss	$(159,488)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$4,087,368
Investment transactions allocated from affiliated investment	12
Net realized gain	$4,087,380
Change in unrealized appreciation (depreciation) —
Investments	$(1,881,800)
Net change in unrealized appreciation (depreciation)	$(1,881,800)

Net realized and unrealized gain	$2,205,580

Net increase in net assets from operations	$2,046,092

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment loss	$(159,488)	$(238,849)
Net realized gain from investment transactions	4,087,380	10,441,080
Net change in unrealized appreciation (depreciation) from investments	(1,881,800)	7,398,411
Net increase in net assets from operations	$2,046,092	$17,600,642
Distributions to shareholders —
From net investment income
Class A	$—	$(245,038)
Class C	—	(16,170)
Class I	—	(80,018)
Total distributions to shareholders	$—	$(341,226)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$457,012	$1,794,567
Class B	—	16,684
Class C	108,015	538,647
Class I	2,381,644	9,899,571
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	205,394
Class C	—	13,379
Class I	—	46,802
Cost of shares redeemed
Class A	(3,657,715)	(8,505,644)
Class B	—	(52,020)
Class C	(221,751)	(992,484)
Class I	(1,903,380)	(7,399,778)
Net asset value of shares merged*
Class A	—	991,434
Class B	—	(991,434)
Net decrease in net assets from Fund share transactions	$(2,836,175)	$(4,434,882)

Net increase (decrease) in net assets	$(790,083)	$12,824,534

Net Assets
At beginning of period	$63,729,807	$50,905,273
At end of period	$62,939,724	$63,729,807

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(152,204)	$7,284

*	At the close of business on February 22, 2013, Class B shares were merged into Class A shares.

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2014

Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012		2011		2010		2009
Net asset value — Beginning of period	$22.070		$16.260	$15.250		$15.940		$12.860		$9.520

Income (Loss) From Operations
Net investment loss(1)	$(0.061)		$(0.087)	$(0.030)		$(0.106	)(2)	$(0.013	)(3)	$(0.091)
Net realized and unrealized gain (loss)	0.791		6.017	1.040		(0.584)		3.093		3.431

Total income (loss) from operations	$0.730		$5.930	$1.010		$(0.690)		$3.080		$3.340

Less Distributions
From net investment income	$—		$(0.120)	$—		$—		$—		$—

Total distributions	$—		$(0.120)	$—		$—		$—		$—

Net asset value — End of period	$22.800		$22.070	$16.260		$15.250		$15.940		$12.860

Total Return(4)	3.31	%(5)	36.54%	6.62%		(4.33)%		23.95%		35.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,126		$42,046	$35,592		$40,087		$66,278		$58,962
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.29	%(8)	1.31%	1.43%		1.40%		1.39%		1.57%
Net investment loss	(0.56	)%(8)	(0.45)%	(0.18)%		(0.65	)%(2)	(0.09	)%(3)	(0.87)%
Portfolio Turnover of the Portfolio(9)	—		—	26	%(5)	84%		78%		77%
Portfolio Turnover of the Fund	28	%(5)	61%	37	%(5)(10)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.023 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.80)%.

(3)

Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.021 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.24)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012		2011		2010		2009
Net asset value — Beginning of period	$20.760		$15.390	$14.550		$15.320		$12.450		$9.290

Income (Loss) From Operations
Net investment loss(1)	$(0.133)		$(0.216)	$(0.146)		$(0.219	)(2)	$(0.111	)(3)	$(0.165)
Net realized and unrealized gain (loss)	0.743		5.683	0.986		(0.551)		2.981		3.325

Total income (loss) from operations	$0.610		$5.467	$0.840		$(0.770)		$2.870		$3.160

Less Distributions
From net investment income	$—		$(0.097)	$—		$—		$—		$—

Total distributions	$—		$(0.097)	$—		$—		$—		$—

Net asset value — End of period	$21.370		$20.760	$15.390		$14.550		$15.320		$12.450

Total Return(4)	2.94	%(5)	35.59%	5.77%		(5.03)%		23.05%		34.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,260		$3,280	$2,818		$4,146		$7,300		$6,930
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.04	%(8)	2.06%	2.19%		2.15%		2.14%		2.32%
Net investment loss	(1.31	)%(8)	(1.20)%	(0.96)%		(1.41	)%(2)	(0.84	)%(3)	(1.62)%
Portfolio Turnover of the Portfolio(9)	—		—	26	%(5)	84%		78%		77%
Portfolio Turnover of the Fund	28	%(5)	61%	37	%(5)(10)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.021 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (1.55)%.

(3)

Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.020 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.99)%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,			Period Ended December 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$22.220		$16.320	$15.270		$16.300

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.032)		$(0.029)	$0.010		$(0.021)
Net realized and unrealized gain (loss)	0.802		6.044	1.040		(1.009)

Total income (loss) from operations	$0.770		$6.015	$1.050		$(1.030)

Less Distributions
From net investment income	$—		$(0.115)	$—		$—

Total distributions	$—		$(0.115)	$—		$—

Net asset value — End of period	$22.990		$22.220	$16.320		$15.270

Total Return(3)	3.47	%(4)	36.93%	6.88%		(6.32)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,554		$18,404	$11,550		$9,042
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.04	%(7)	1.06%	1.18%		1.15	%(7)
Net investment income (loss)	(0.30	)%(7)	(0.15)%	0.06%		(0.32	)%(7)
Portfolio Turnover of the Portfolio(8)	—		—	26	%(4)	84	%(9)
Portfolio Turnover of the Fund	28	%(4)	61%	37	%(4)(10)	—

(1)	For the period from commencement of operations on July 29, 2011 to December 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the Portfolio’s year ended December 31, 2011.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on February 22, 2013, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2013 the Fund, for federal income tax purposes, had a capital loss carryforward of $8,460,724 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on December 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2013.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

14

Eaton Vance

Special Equities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2014, the Fund’s investment adviser fee amounted to $193,059. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $4,878 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $976 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $49,540 for Class A shares.

15

Eaton Vance

Special Equities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $11,931 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2014 amounted to $3,977 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2014, the Fund was informed that EVD received approximately $30 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $16,887,972 and $19,436,356, respectively, for the six months ended June 30, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	21,195	95,387
Issued to shareholders electing to receive payments of distributions in Fund shares	—	10,275
Redemptions	(166,651)	(445,846)
Merger from Class B shares	—	56,013

Net decrease	(145,456)	(284,171)

Class B		Year Ended December 31, 2013(1)

Sales		1,009
Redemptions		(3,157)
Merger to Class A shares		(59,213)

Net decrease		(61,361)

16

Eaton Vance

Special Equities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	5,289	29,399
Issued to shareholders electing to receive payments of distributions in Fund shares	—	709
Redemptions	(10,751)	(55,190)

Net decrease	(5,462)	(25,082)

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	108,217	491,872
Issued to shareholders electing to receive payments of distributions in Fund shares	—	2,327
Redemptions	(85,786)	(373,576)

Net increase	22,431	120,623

(1)	Offering of Class B shares was discontinued during the year ended December 31, 2013 (see Note 1).

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,497,594

Gross unrealized appreciation	$16,030,442
Gross unrealized depreciation	(521,452)

Net unrealized appreciation	$15,508,990

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

17

Eaton Vance

Special Equities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$62,401,538	*	$—	$—	$62,401,538
Short-Term Investments	—		605,046	—	605,046

Total Investments	$62,401,538		$605,046	$—	$63,006,584

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Eaton Vance

Special Equities Fund

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	1,932,425	21,749
Cynthia E. Frost	1,932,528	21,645
George J. Gorman	1,932,428	21,745
Valerie A. Mosley	1,932,528	21,645
Harriett Tee Taggart	1,932,528	21,645

(1)	Excludes fractional shares.

19

Eaton Vance

Special Equities Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

20

Eaton Vance

Special Equities Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Special Equities Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

21

Eaton Vance

Special Equities Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2013 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

22

Eaton Vance

Special Equities Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Special Equities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Special Equities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7701 6.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 14, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 14, 2014